As filed with the Securities and Exchange Commission on April 29, 2026

Registration No. 333-40254
811-02091

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 29

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 343
(Check appropriate box or boxes)

Principal Life Insurance Company Separate Account B
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(Exact Name of Registered Separate Account )

Principal Life Insurance Company
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(Name of Insurance Company )

The Principal Financial Group, 711 High Street, Des Moines, Iowa 50392
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(Address of Insurance Company's Principal Executive Offices) (Zip Code)

(515) 246-5688
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Insurance Company's Telephone Number, including Area Code

Kate F. Stecklein
Principal Life Insurance Company
Principal Financial Group
711 High Street, Des Moines, Iowa 50392
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(Name and Address of Agent for Service)
Title of Securities Being Registered: Principal® Flexible Variable Annuity with Purchase Payment Credit

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.
It is proposed that this filing will become effective (check appropriate box):
_____ immediately upon filing pursuant to paragraph (b) of Rule 485
_XX _ on May 1, 2026 pursuant to paragraph (b) of Rule 485
_____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
_____ on (date) pursuant to paragraph (a)(1) of Rule 485 under the Securities Act of 1933 ("Securities Act")
If appropriate, check the following box:
_____    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Check each box that appropriately characterizes the Registrant.
_____ New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within (3) three years preceding this filing).
_____ Emerging Growth Company (as defined by Rule 12b-2 under the Securities and Exchange Act of 1934 ("Exchange Act")).
_____ If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of the Securities Act.
_____ Insurance Company relying on Rule 12h-7 under the Exchange Act.
_____ Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act.

PRINCIPAL® VARIABLE ANNUITY
(Flexible Variable Annuity with Purchase Payment Credit)

Prospectus dated May 1, 2026
Principal Life Insurance Company (“the Company”, “we”, “our” or “us”) no longer offers or issues this product. This prospectus is only for the use of the current owners of the product.
This prospectus describes Principal® Variable Annuity (Flexible Variable Annuity with Purchase Payment Credit), an individual, flexible premium, deferred variable annuity (the “Contract”), issued by Principal Life Insurance Company through Principal Life Insurance Company Separate Account B (“Separate Account”).
This prospectus provides information about the Contract and the Separate Account that you, as owner, should know before investing. The prospectus should be read and retained for future reference. Additional information about the Contract and the Separate Account is included in the Statement of Additional Information (“SAI”), dated May 1, 2026, which has been filed with the Securities and Exchange Commission (the “SEC”) and is considered a part of this prospectus. You may obtain a free copy of the SAI and all additional information by writing or calling: Principal® Variable Annuity (Flexible Variable Annuity), Principal Financial Group, P.O. Box 9382, Des Moines, Iowa 50306-9382, Telephone: 1-800-852-4450. You can also visit the SEC’s website at https://www.sec.gov, and other information about registrants that file electronically with the SEC.
These securities have not been approved or disapproved by the SEC or any state securities commission nor has the SEC or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Additional information about certain investment products, including variable annuities, has been prepared by the SEC's staff and is available at https://www.investor.gov..
You generally may allocate your investment in the Contract among the following investment options: the Fixed Account and the variable investment options referred to as the Separate Account divisions. The Fixed Account is a part of our General Account. Each division of the Separate Account invests in shares of a corresponding mutual fund (the “underlying mutual funds”). Additional information about the investment options available under the Contract is shown in Appendix A to this prospectus.
The Contract is a complex investment and involves risks, including potential loss of principal and accumulated earnings.Your accumulated value will vary according to the investment performance of the investment options you select. We do not guarantee the investment performance of the underlying mutual funds. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Full and partial surrenders could result in surrender charges, taxes, and tax penalties.
For any administrative questions, you may contact us by writing or calling: Principal® Variable Annuity (Flexible Variable Annuity), Principal Financial Group, P.O. Box 9382, Des Moines, Iowa 50306-9382, Telephone: 1-800-852-4450.
This prospectus describes all material features of the Contract and any material differences due to state variations.
The availability of investment options, Contract benefits, or other Contract features described in this prospectus may vary depending on your financial professional or your financial professional's firm. See 8. GENERAL DESCRIPTION OF THE CONTRACT - Financial Intermediary Variations.
Our obligations under the Contract are subject to our financial strength and claims-paying ability.
An investment in the Contract is not a deposit or obligation of any bank and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation or any other government agency.
No person is authorized to give any information or to make any representation in connection with this Contract other than those contained in this prospectus.

1.GLOSSARY
The terms defined below are used throughout this Prospectus.
Accumulated Value (Contract Accumulated Value) - the sum of the values in the Fixed Account and the Separate Account divisions.
Anniversary(ies) - the same date and month of each year following the contract date.
Annuitant - the person, including any joint annuitant, on whose life the annuity benefit payment is based. This person may or may not be the owner.
Annuitization - application of a portion or all of the accumulated value to an annuity benefit payment option to make income payments.
Annuitization Date - the date all of the owner’s accumulated value is applied to an annuity benefit payment option.
Automatic Portfolio Rebalancing (APR) - the transfer of money among your Separate Account divisions on a set schedule to maintain a specified percentage in each Separate Account division.
Cash Surrender Value (Surrender Value) - the accumulated value minus any applicable surrender charges and fee(s) (contract fee and/or prorated for the Enhanced Death Benefit riders, when applicable).
Contract Date - the date that the Contract is issued and which is used to determine contract years.
Contract Year - the one-year period beginning on the contract date and ending one day before the contract anniversary and any subsequent one-year period beginning on a contract anniversary (for example, if the contract date is June 5, 2004, the first contract year ends on June 4, 2005, and the first contract anniversary falls on June 5, 2005).
Data Page - that portion of the Contract which contains the following: owner and annuitant data (names, gender, annuitant age); the contract date; maximum annuitization date; Contract charges and limits; benefits; and a summary of any optional benefits selected by the Contract owner.
Division(s) - refer to the term “Separate Account division” in this Glossary.
Fixed Account – an account that earns guaranteed interest.
Fixed Account Accumulated Value – the amount of your accumulated value that is in the Fixed Account.
General Account – assets of the Company other than those allocated to any of our Separate Accounts.
Good Order - an instruction or request is in good order when it is received in our home office, or other place we may specify, and has such clarity and completeness that we do not have to exercise any discretion to carry out the instruction or request. We may require that the instruction or request be given in a certain form.
Home Office - Company’s corporate headquarters located at Principal Financial Group, 711 High Street, Des Moines, Iowa 50392-1770.
Investment Options - the Fixed Account and Separate Account divisions.
Joint Annuitant - an annuitant whose life determines the annuity benefit under this Contract. Any reference to the death of the annuitant means the death of the first annuitant to die.
Joint Owner - an owner who has an undivided interest with the right of survivorship in this Contract with another owner. Any reference to the death of the owner means the death of the first owner to die.
Non-Qualified Contract - a Contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, Simple-IRA or Tax Sheltered Annuity.
Notice - communication received by us, at the home office, either in writing or in another form approved by us in advance.
Your notices may be mailed to us at:
Principal Life Insurance Company
P O Box 9382
Des Moines, Iowa 50306-9382

Owner - the person, including joint owner, who owns all the rights and privileges of this Contract. For the Principal® Variable Annuity Exchange Offer, owner refers to the original owner.
Purchase Payments - the gross amount you contributed to the Contract.
Qualified Plan(s) - retirement plans which receive favorable tax treatment under Section 401 or 403(a) of the Internal Revenue Code.
Required Minimum Distribution (“RMD”) Amount - the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of Section 401(a)(9) of the Internal Revenue Code of 1986, as amended, and related Code provisions.
Separate Account Division (Division(s)) - a part of the Separate Account which invests in shares of an underlying mutual fund. (Referred to in the marketing materials as “sub-accounts.”)
Separate Account Division Value - the sum of all divisions’ values; each division’s value is determined by multiplying the number of units in that division by the unit value of that division.
Surrender - the withdrawal of all or part of the accumulated value of your Contract.
Surrender Charge - the charge deducted upon certain partial surrenders or total surrender of the Contract before the annuitization date.
Transfer - moving all or a portion of your accumulated value to or from one investment option or among several investment options. All transfers initiated during the same valuation period are considered to be one transfer for purposes of calculating the transaction fee, if any.
Underlying Mutual Fund - a registered open-end investment company, or a series or portfolio thereof, in which a division invests.
Unit - the accounting measure used to determine your proportionate interest in a division.
Unit Value - a measure used to determine the value of an investment in a division.
Valuation Date (Valuation Days) - each day the New York Stock Exchange (“NYSE”) is open for trading and trading is not restricted.
Valuation Period - the period of time from one determination of the value of a unit of a division to the next. Each valuation period begins at the close of normal trading on the NYSE, generally 4:00 p.m. Eastern Time, on each valuation date and ends at the close of normal trading of the NYSE on the next valuation date.
We, Our, Us - Principal Life Insurance Company. We are also referred to throughout this prospectus as the Company.
You, Your - the owner of this Contract, including any joint owner.
2.    OVERVIEW OF THE CONTRACT
Purpose
The purpose of this Contract is to help you accumulate assets through allocation to underlying mutual fund investments and assist you with your long-term retirement planning or other long-term financial needs. Through payments under the annuitization feature, the Contract can supplement your retirement income by providing a stream of periodic payments. The Contract also offers death benefits to protect your designated beneficiaries.
This Contract may be appropriate for you if you have a long term investment horizon or want to protect against the risk of you or your spouse outliving your income.

Phases of Contract
Your Contract has two periods - an accumulation period and an annuitization period.
Accumulation Period
To help you accumulate assets during the accumulation period, you can allocate your purchase payments and accumulated value to the investment options available under the Contract including:

•
Variable investment options, which are Separate Account divisions. Each investment option invests in an underlying mutual fund, each of which has its own investment strategies, investment adviser(s), expense ratios, and returns.

•	Fixed Account. An account which uses a guaranteed interest rate to calculate interest earned.
Additional information about the investment options is provided in APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT.
Annuitization Period
You can elect to annuitize your Contract and convert your accumulated value into a fixed stream of income payments. You also have the right to partially annuitize a portion of your accumulated value. You may select when you want the payments to begin.
We offer fixed annuity benefit payments only. No surrender charge is imposed on any portion of your accumulated value that has been annuitized. All benefits under this Contract (including the death benefit feature) terminate when you annuitize your entire accumulated value and you will be unable to make withdrawals from the Contract.
See 9. ANNUITY PERIOD.
Contract Features
This Contract is designed to accumulate value and to provide retirement income that you cannot outlive or that continues for a specified period of time. The Contract’s primary features include: a death benefit (without surrender charges), including an optional death benefit you were able to purchase at Contract issuance for an extra charge; an optional purchase payment credit benefit; the ability to annuitize the Contract, which provides a fixed stream of income payments; and a waiver of surrender charge rider.
Death Benefit
If the owner dies before the annuitization date, a death benefit is payable. The death benefit may be paid as either a single payment or under an annuity benefit payment option.
Withdrawals could significantly reduce the death benefit.
If the annuitant dies on or after the annuitization date, the beneficiary will receive only any continuing annuity benefit payments which may be provided by the annuity benefit payment option in effect.
An optional death benefit rider was available at the time you purchased this Contract. The rider provides you with the greater of the enhanced death benefit or the standard death benefit. The rider could only be purchased at the time the Contract was issued. Once the rider is terminated, it cannot be reinstated (except in Florida). The rider charge is discussed in the section 7. CHARGES – Optional Benefit Charges.
For additional details on death benefits under this Contract, See 10. BENEFITS AVAILABLE UNDER THE CONTRACT and 9. ANNUITY PERIOD.
Tax Treatment
Your purchase payments accumulate on a tax-deferred basis. Your earnings are not taxed until money is taken out of the Contract, such as when you make a withdrawal, you receive an income payment, or a death benefit is paid.
Waiver of Surrender Charge Rider
This rider is automatically added to the Contract at issue (subject to state approval and state variations may apply). There is no additional charge for this benefit.

This rider waives the surrender charge on surrenders made after the first Contract anniversary if the owner or annuitant has a critical need. A critical need is limited to confinement to a health care facility, terminal illness diagnosis, or total and permanent disability.
The benefits are available for a critical need if the following conditions are met:
•the owner or annuitant has a critical need; and
•the critical need did not exist before the contract date.
For the purposes of this rider, the following definitions apply:
•health care facility - a licensed hospital or inpatient nursing facility providing daily medical treatment and keeping daily medical records for each patient (not primarily providing just residency or retirement care). This does not include a facility primarily providing drug or alcohol treatment or a facility owned or operated by the owner, annuitant or a member of their immediate family. If the critical need is confinement to a health care facility, the confinement must continue for at least 60 consecutive days after the contract date and the surrender must occur within 90 days of the confinement’s end. Notice must be provided within 90 days after confinement ends.
•terminal illness - sickness or injury that results in the owner’s or annuitant’s life expectancy being 12 months or less from the date notice to receive a distribution from the Contract is received by the Company. In Texas and New Jersey, terminal illness is not included in the criteria for critical need.
•total and permanent disability - a disability that occurs after the contract date but before the original owner or annuitant reaches age 65 and qualifies to receive social security disability benefits. In New York, a different definition of total and permanent disability applies. In Oregon, total and permanent disability is not included in the criteria for critical need.
NOTE: The Waiver of Surrender Charge Rider is not available in Massachusetts.
Optional Benefits and Loans
Purchase Payment Credit Rider
You had the option at the time you purchased the Contract to also purchase the Purchase Payment Credit Rider. This rider applies credits to the accumulated value for purchase payments made in contract year one. The amount of the credit may have been more than offset by the additional charges associated with it (higher surrender charges, a longer surrender charge period and increased annual expenses). A Contract with the Purchase Payment Credit Rider costs more than a Contract without the Purchase Payment Credit Rider.
Enhanced Death Benefit
The optional death benefit rider makes the death benefit under this Contract the greater of the enhanced death benefit or the standard death benefit. The rider could only be purchased at the time the Contract was issued. Once the rider is terminated, it cannot be reinstated (except in Florida). A Contract with the Enhanced Death Benefit Rider costs more than a Contract without the Enhanced Death Benefit Rider.
Loans
This Contract does not include any loan options.

3.     KEY INFORMATION

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

	FEES, EXPENSES AND ADJUSTMENTS			LOCATION IN PROSPECTUS
Are there Charges or Adjustments for Early Withdrawals?
Yes. If you withdraw money from your Contract within 9 contract years following your last purchase payment, you will be assessed a surrender charge. The maximum surrender charge when your Contract includes the Purchase Payment Credit Rider is 8%. . For example, if you make an early withdrawal within 9 contract years of making a purchase payment , you could pay a surrender charge of up to $8,000 on a $100,000 investment. Losses due to surrender charges will be greater if there are also taxes and tax penalties.
				4. FEE TABLE 7. CHARGES – Deferred Sales Load (“Surrender Charge”)
Are There Transaction Charges?
Yes. In addition to surrender charges, you may also be charged for other transactions, such as when you exceed more than 12 unscheduled partial surrenders in a contract year or you make more than one unscheduled transfer in a contract year.
				4. FEE TABLE 7. CHARGES – Transaction Fees
Are There Ongoing Fees and Expenses? (annual charges)
Yes. The following part of the table describes the fees and expenses that you may pay each year, depending on the options you chose. Please refer to your data page for information about the specific fees you will pay each year based on the options you have elected.
				4. FEE TABLE

	ANNUAL FEE	MINIMUM	MAXIMUM	LOCATION IN PROSPECTUS
	1. Base contract[1]	1.30%	1.30%	7. CHARGES
	2. Underlying mutual fund fees and expenses[2]	0.20%	2.50%	APPENDIX A - INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
	3. Optional Benefits available for an additional charge (for a single optional benefit, if elected)	0.20%[3]	0.60%[4]

[1]
This fee reflects the Mortality and Expense Risks Charge and Administration Charge, and an amount attributable to the annual fee for administrative expenses. We assess each division with a daily charge. The annual rate of the charge is the percentage of the average daily net assets of the Separate Account divisions.

[2]	As a percentage of the average net underlying mutual fund assets.

[3]	The annual charge for the rider is 0.20% of the accumulated value (0.15% in New York). The charge is equal to 0.05% (0.0375% in New York) of the average accumulated value during the calendar quarter.

[4]	The current annual charge for the rider is 0.60% of the average daily net assets of the Separate Account divisions.

Lowest and Highest Annual Cost Table

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, this table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract which could add surrender charges that substantially increase costs.

LOWEST ANNUAL COST $1,349	HIGHEST ANNUAL COST $3,412
Assumes:	Assumes:

●  Investment of $100,000

●  5% annual appreciation

●  Least expensive Base Contract charge, and underlying mutual fund fees and expenses

●  No optional benefits

●  No sales charges

●  No additional purchase payments, transfers or withdrawals

●  Investment of $100,000

●  5% annual appreciation

●  Most expensive Base Contract charge, underlying mutual fund fees and expenses, and charge for optional benefit

●  No sales charges

●  No additional purchase payments, transfers or withdrawals

	RISKS	LOCATION IN PROSPECTUS
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Contract.	5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT – Poor Investment Performance
Is this a Short Term Investment?
No. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
Amounts surrendered from the Contract may result in surrender charges, taxes and tax penalties, and may significantly reduce Contract benefits.
Surrender charges apply for up to 9 years following your last purchase payment. These charges will reduce the value of your Contract if you withdraw money during that time.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT – Liquidity Risk
What are the Risks Associated with the Investment Options?
•  An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the (Contract (e.g., the divisions of the Separate Account).
•  Each investment option (including the Fixed Account) has its own unique risks.
•  You should review the prospectuses for the available underlying mutual funds before making an investment decision.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
What are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the Fixed Account), guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available upon request by calling the following toll-free telephone number: 1-800-852-4450.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT – Insurance Company Risks
	RESTRICTIONS	LOCATION IN PROSPECTUS

Are There Restrictions on the Investment Options?
Yes.
•There may be restrictions that limit the investment options that you choose.
•Investment Limitations - In purchasing the Contract, the underlying mutual funds available to you as investment options under the Contract are limited to those investment options included on Appendix A.
•Limitations on Transfers – We reserve the right to charge you for each unscheduled transfer after the first unscheduled transfer in a contract year. We also reserve the right to limit transfers in circumstances where frequent transfers have been made.
•We reserve the right to add or close Separate Account divisions and fixed options. We reserve the right to substitute the Separate Account divisions' underlying mutual funds that are available as investment options under the Contract.

•Allocations to and from the Separate Account divisions and the Fixed Account may be subject to restrictions.

•We reserve the right to impose additional restrictions on purchase payments.

•Depending on your state, or your financial professional or your financial professional's firm, certain investment options may not be available.

10. BENEFITS AVAILABLE UNDER THE CONTRACT

8. GENERAL DESCRIPTION OF THE CONTRACT – Frequent Transfers among Divisions

8. GENERAL DESCRIPTION OF THE CONTRACT – Contract or Registrant Changes

8. GENERAL DESCRIPTION OF THE CONTRACT - Financial Intermediary Variations

APPENDIX A - INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

Are There Any Restrictions on Contract Benefits?
Yes.
•There are restrictions and limitations relating to the benefits offered under the Contract (e.g., death benefits).

•Except as otherwise provided, Contract benefits may be modified or terminated by us.

•Partial surrenders (including any applicable surrender charges and fees) and partial annuitizations will reduce the value of the death benefit, perhaps significantly, and the reduction could be greater than the amount withdrawn).

•Optional benefits are no longer available for purchase.

•Depending on your state, or your financial professional or your financial professional's firm, certain benefits may not be available or may be available on different terms.

•The Purchase Payment Credit and Enhanced Death Benefit were optional benefits you could have purchased at the time you purchased your Contract. Having the Purchase Payment Credit rider extends the surrender charge period for your Contract and the value of the credit may be more than offset by the additional charges for the rider.
10. BENEFITS AVAILABLE UNDER THE CONTRACT 8. GENERAL DESCRIPTION OF THE CONTRACT - Financial Intermediary Variations

	TAXES	LOCATION IN PROSPECTUS
What are the Contract's Tax Implications?
•  You should consult with a tax professional to determine the tax implications of an investment in, and payments received under this Contract.

•  If you purchase the Contract through a tax-qualified plan or individual retirement account (IRA), such plan or IRA already provides tax deferral under the Code and there are fees and charges in an annuity that may not be included in such other investments. The tax deferral of the annuity does not provide any additional tax benefits for such a plan or IRA.

•  Purchase payments that are made on a pre-tax basis and earnings on your Contract are taxed at ordinary income tax rates when you withdraw them. You also may have to pay a 10% penalty tax if you take a withdrawal before age 59½.
13. TAXES
	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
How Are Financial Professionals Compensated?
Your financial professional may have received compensation in the form of commissions for selling this Contract to you. Your financial professional may have had a financial incentive to offer or recommend this Contract over another investment.
7. CHARGES - Distribution of the Contract 16. ADDITIONAL INFORMATION ABOUT THE CONTRACT – Payments to Financial Intermediaries
Should I Exchange My Contract?
Your financial professional may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that is preferable to you to purchase the new contract rather than continuing to own your existing contract.
8. GENERAL DESCRIPTION OF THE CONTRACT – Contract Provisions and Limitations – Exchange Offers

4.    FEE TABLE
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from an investment option or from the Contract. Please refer to your data page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender or make withdrawals from an investment option or from the Contract, or transfer accumulated value between underlying investment options. State premium taxes may also be deducted.

Transaction Expenses

Contract owner transaction expenses(1)
	Maximum	Current
Deferred Sales Load (or Surrender Charge) - as a percentage of amount surrendered(2)	8%	8%
Transaction Fees
• for each unscheduled partial surrender	the lesser of $25 or 2% of each unscheduled partial surrender after the 12th unscheduled partial surrender in a contract year	$0
• for each unscheduled transfer(3)	the lesser of $30 or 2% of each unscheduled transfer after the first unscheduled transfer in a contract year	$0
State Premium Taxes (vary by state)(4)	3.50% of purchase payments made	0%
(1) For additional information about the fees and expenses described in the table, see 7. CHARGES.
(2) Surrender charge for Contracts with Purchase Payment Credit rider (as a percentage of amounts surrendered):

Table of surrender charges
Number of completed contract years since each purchase payment was made	Surrender charge applied to all purchase payments received in that contract year
0 (year of purchase payment)	8%
1	8%
2	8%
3	8%
4	7%
5	6%
6	5%
7	4%
8	3%
9 and later	0%
(3) Note that in addition to the fees shown, the Separate Account and/or sponsors of the underlying mutual funds may adopt requirements pursuant to rules and/or regulations adopted by federal and/or state regulators which require us to collect additional transaction fees and/or impose restrictions on transfers.
(4) We do not currently assess premium taxes for any Contract issued but reserve the right in the future to assess up to 3.50% of purchase payments made for Contract owners in those states where a premium tax is assessed.

Annual Contract Expenses
The next table describes the fees and expenses you will pay each year during the time you own the Contract (not including underlying mutual fund fees and expenses).
If you chose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses
	Maximum Annual Charge	Current Annual Charge
Administrative Expenses (waived for Contracts with accumulated value of $30,000 or more)	The lesser of $30 or 2.00% of the accumulated value	The lesser of $30 or 2.00% of the accumulated value
Base Contract Expenses (as a percentage of average daily Separate Account value)	1.34%	1.30%

Optional Benefit Expenses
	Maximum Annual Charge	Current Annual Charge
Enhanced Death Benefit Rider (as a percentage of the average quarterly accumulated value)[1]	0.20%[1]	0.20%[1]
Purchase Payment Credit Rider	an annual charge of 0.60% of accumulated value in the divisions (deducted daily)	an annual charge of 0.60% of accumulated value in the divisions (deducted daily)
1 The annual charge for the rider is 0.20% of the accumulated value (0.15% in New York). The charge is equal to 0.05% (0.0375% in New York) of the average accumulated value during the calendar quarter.
Annual Underlying Mutual Fund Expenses
The next table shows the minimum and maximum total operating expenses charged by the underlying mutual funds that you may pay periodically during the time that you own the Contract (before any fee waiver or expense reimbursement). Expenses shown may change over time and may be higher or lower in the future. A complete list of the underlying mutual funds available under the Contract, including their annual expenses, may be found in APPENDIX A - INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT.

Minimum and Maximum Annual Underlying Mutual Fund Operating Expenses as of December 31, 2025
	Minimum	Maximum
Total annual underlying mutual fund operating expenses (expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.20%	2.50%

Example

This Example is intended to help you compare the cost of investing in the variable options of the Contract with the cost of investing in other annuity contracts that offer variable options. These costs include transaction expenses, annual Contract expenses, and annual mutual fund expenses.

The Example assumes all Contract value is allocated to the variable options. Your costs could differ from those shown below if you invest in the Fixed Account.

The Example assumes that you invest $100,000 in the divisions of the Separate for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual mutual fund expenses and optional benefits available for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your Contract at the end of the applicable time period:	1 year $11,688	3 years $20,668	5 years $28,832	10 years $44,067
If you annuitize at the end of the applicable time period:	1 year $4,429	3 years $13,350	5 years $22,359	10 years $44,067
If you do not surrender your Contract:	1 year $4,429	3 years $13,350	5 years $22,359	10 years $44,067

5.    PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

This section is intended to summarize the principal risks of investing in the Contract. Additional risks and details regarding various risks and benefits of investing in the Contract are described in the relevant sections of the Prospectus and SAI.
Poor Investment Performance
You can lose money by investing in this Contract, including loss of principal. An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options you choose. You bear the risk of any decline in your Contract’s accumulated value resulting from the performance of the investment options you have chosen. Each investment option has its own unique risks. For more information about the risks of investing in a particular underlying mutual fund see that fund’s prospectus, which you should review before making an investment decision. To see the funds' prospectuses, go to the following website: www.principal.com/FVAwPPCreport.
Liquidity Risk
This Contract is not suitable as a short-term savings vehicle and is not appropriate if you need ready access to cash. The benefits of tax deferral are better for investors with long time horizons. Surrender charges apply for up to nine years after your last purchase payment and these charges will reduce the value of your Contract if you withdraw money during that time. Taking excess withdrawals could substantially reduce or even terminate the benefits available under the Contract. See "Contract Benefits Risk" below. There also may be adverse tax consequences if you take early withdrawals from the Contract.

Defined Outcome Funds Risk
Certain underlying fund(s) employ a strategy to provide downside (buffer) protection but the fund(s) also have limited participation in upside returns over a defined outcome period. The fund(s) usually have “Buffer” in the name of the fund. The buffer funds included in this Contract are PVC U.S. LargeCap S&P 500 Index Buffer April Account, PVC U.S. LargeCap S&P 500 Index Buffer January Account, PVC U.S. LargeCap S&P 500 Index Buffer July Account, and PVC U.S. LargeCap S&P 500 Index Buffer October Account. The buffer funds have characteristics unlike many other traditional investment products and may not be suitable for all investors. These strategies could limit the upside participation of the buffer fund in rising equity markets relative to other funds. The buffer provides limited protection in the event of a market downturn. The buffer, outcome period and FLEX Options and their accompanying risks are summarized below. These underlying mutual funds are not available in the state of New York. These underlying mutual funds may not be available through all broker-dealers.
Buffer Loss Risk
There can be no guarantee that the buffer fund will be successful in its strategy to provide buffer protection against Index losses if the Index decreases over the Outcome Period by 10% or less. An investor may lose his or her entire investment. The buffer fund’s strategy seeks to deliver returns that match the Index (but will be less than the Index due to the cost of the options used by the buffer fund), while limiting downside losses, if shares are bought on the day on which the buffer fund enters into the options and held until those options expire at the end of each Outcome Period. In the event shares are purchased after the date on which the options were entered into or shares are redeemed prior to the expiration of the options, the buffer that the buffer fund seeks to provide may not be available. The buffer fund does not provide principal protection, and an investor may experience significant losses on its investment, including the loss of its entire investment.
Outcome Period Risk
The buffer funds seek to match the performance of an index, before the deduction of expenses and subject to the buffer, only if buffer fund shares are held on the first day of the Outcome Period and continues to be held until the last day of the Outcome Period. If the shares are redeemed before the end of the Outcome Period, you may experience investment returns very different from those contracts where the shares are held through the end of the Outcome Period and different from what the fund seeks to provide, including potentially a loss of some or all of your investment. In particular, you will not receive the same amount of protection against losses from the buffer feature if you redeem before the last day of the Outcome Period, and you might lose some or all of your investment.
FLEX Options Risk
The buffer fund may invest in FLEX Options issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The buffer fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. If the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the buffer fund could incur significant losses. Additionally, FLEX Options may be illiquid if trading in the FLEX Options is limited or absent and, in such cases, the buffer fund may have difficulty closing out certain FLEX Options positions at desired times and prices, decreasing the value of the FLEX Options. There is no guarantee that a liquid secondary trading market will exist for FLEX Options, and a less liquid trading market may adversely impact the value of FLEX Options. The buffer fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Internal Revenue Code applicable to regulated investment companies (“RICs”). In addition, based upon language in legislative history, the buffer fund intends to treat the issuer of the FLEX Options as the referenced asset for diversification purposes. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the buffer fund could lose its own status as a RIC.
For more information on the available buffer fund and to help you determine if investment in the fund is right for you, please see the fund's prospectuses at the following website: www.principal.com/FVAwPPCreport.
Contract Benefits Risk
The benefits under the Contract are designed for different financial goals and/or to protect against different financial risks. There is a risk that you may not have chosen the optional benefits, (if any) that are best suited for you based on your present or future needs and circumstances, and the optional benefits that are more suited for you may no longer be available. If you elected an optional benefit and do not use it, or if the contingencies upon which the benefit depend never occur, you may have paid additional fees for a benefit that did not provide a financial return. There is also a risk that any financial return of an optional benefit, if any, will ultimately be less than the amount you paid for it. You should carefully review each benefit. You should also consider your liquidity needs in connection with the Contract's standard and optional benefits, and the negative impacts that the withdrawals and other transactions may have on the benefit. Partial surrenders (including applicable surrender charges and fees) and partial annuitizations may significantly reduce the value of a benefit, including the death benefit and any living benefit. Depending on the benefit, the reduction could be greater than the value withdrawn or annuitized. [You should also consider whether a benefit restricts the investment options available to you under the Contract or whether we reserve the right to restrict the investment options available under that benefit in the future. Investment restrictions are designed to reduce our risk that we will have to make payments from our General Account. In tern, they may also limit the potential growth of your Contract and the potential growth of your guaranteed benefits. This may conflict with your personal investment objectives.]
Reservation of Rights
We may exercise all rights reserved to us under the Contract. Among other reservations of right as stated in this prospectus. We reserve the right to add or close Separate Account divisions or fixed account options. We reserve the right to substitute the Separate Account divisions' underlying mutual funds that are available as investment options under the Contract. We reserve the right to increase the fees and charges under the Contract up to the maximum guaranteed fees and charges. We reserve the right to charge you for each unscheduled transfer after the first unscheduled transfer in the contract year. We reserve the right to impose additional restrictions on purchase payments.
Alternatives to the Contract
Other contracts or investments may provide more favorable returns or benefits than the Contract.
Potentially Harmful Transfer Activity
This Contract is not designed as a vehicle for market timing. Accordingly, your ability to make transfers under the Contract is subject to limitation if we determine, in our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other contract owners. We have limitations and restrictions on transfer activity, which we apply to all owners of the Contract without exception. (See 8. GENERAL DESCRIPTION OF THE CONTRACT - Frequent Transfers among Divisions).
Tax Law Changes
The tax risk associated with your Contract includes the possibility of a change in the federal income tax laws that apply to your Contract, or of the current interpretations of the laws by the IRS, which could have retroactive effects regardless of the date of enactment or publication.
Insurance Company Risks
An investment in the Contract is subject to the risks related to the Company, including that any obligations (including under the Fixed Account), guarantees, or benefits are subject to the claims-paying ability of the Company. If the Company isn't able to meet its obligations to creditors, it is possible that the Company's obligations to you under this Contract may not be satisfied. More information about the Company, including its financial strength ratings, can be found by visiting www.principal.com.
Risks Affecting Our Administration of Your Contract
Our operations and/or the activities and operations of our service providers and business partners are subject to certain risks that are beyond our control, including systems failures, cyber-attacks, and pandemics (and similar events). These risks are not unique to the Company and they could materially impact our ability to administer the Contract.
The Company is highly dependent upon its computer systems and those of its business partners. This makes the Company potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by the Company, and indirect risks, such as denial of service attacks on service provider websites and other operational disruptions that impede our ability to electronically interact with service providers. Operational disruptions and system failures also could occur based on other natural or man-made events, which could have similar impacts on your Contract. These security risks may also impact the underlying mutual fund companies, which may cause the underlying mutual funds to lose value. Although we make substantial efforts to protect our computer systems from these security risks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that we, our service providers, or the underlying mutual funds will avoid losses affecting contracts such as the security incidents described above.
If your Contract is adversely affected as a result of the failure of our cyber-security controls, we will take reasonable steps to restore your Contract.
6. GENERAL DESCRIPTION OF INSURANCE COMPANY, SEPARATE ACCOUNT AND MUTUAL FUND COMPANIES
The Insurance Company
The obligations under the Contract (including death benefits or other benefits available under the Contract) are obligations of Principal Life Insurance Company and are subject to the Company’s claims-paying ability and financial strength. The Company’s business address is 711 High Street, Des Moines, IA 50392.

The Separate Account
Separate Account B is a separate account we established to receive and invest purchase payments made by owners of our variable annuity products. Separate Account B is divided into divisions. The assets of each division invest in a corresponding underlying mutual fund. New divisions may be added and made available and divisions may also be eliminated. These changes will be made in a manner that is consistent with applicable laws and regulations.
We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal or be greater than the total of the payments you make to us.
The Separate Account is not affected by the rate of return of our General Account or by the investment performance of any of our other assets. Any income, gain, or loss (whether or not realized) from the assets of the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains, or losses. Assets of the Separate Account attributed to the reserves and other liabilities under the Contract may not be charged with liabilities arising from any of our other businesses. The Company is obligated to pay all amounts promised to investors under the Contracts subject to its financial strength and claims paying ability.
Any Contract obligations in excess of the Separate Account value (for example, annuity benefit payments and death benefit payment(s)) become obligations of the General Account and will be subject to the rights of the Company’s other creditors and its overall claims paying ability.

The Underlying Mutual Funds
Contract value allocated to a division of the Separate Account will vary based on the investment experience of the corresponding underlying mutual fund in which the division invests. There is a risk of loss of the entire amount invested. Information regarding each underlying mutual fund, including (i) its name, (ii) its type, (iii) its investment adviser and any sub-investment adviser, (iv) current expenses, and (v) performance is available in Appendix A to this prospectus. Each underlying mutual fund has issued a prospectus that contains more detailed information about the underlying mutual fund. If you wish to receive paper copies of the prospectuses for the underlying mutual funds, you can inform the Company by calling 1-800-852-4450. You also can obtain a copy by visiting the following website: https://www.principal.com/FVAwPPCreport.
Fixed Account
The Fixed Account is part of our General Account. Because of exemptions and exclusions contained in the Securities Act of 1933 and the Investment Company Act of 1940, the Fixed Account, and any interest in them, are not subject to the provisions of this acts. However, disclosures relating to them are subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements made in the prospectuses.
Information regarding the features of the Fixed Account, including (i) its name and (ii) the minimum guaranteed interest rate, is available in Appendix A - Investment Options Available Under the Contract.
Our obligations with respect to the Fixed Account are supported by our General Account. The General Account is the assets of the Company other than those assets allocated to any of our Separate Accounts. Subject to applicable law, we have sole discretion over assets in the General Account. Separate Account expenses are not assessed against any Fixed Account values. You can obtain more information concerning the Fixed Account including current annual interest rates from your financial professional or by calling us at 1-800-852-4450.
We reserve the right to refuse purchase payment allocations and transfers from the other investment options to the Fixed Account. We will send you a written notice at least 30 days prior to the date we exercise this right. We will also notify you if we lift such restrictions.
The Company guarantees that the purchase payments allocated and the amounts transferred to the Fixed Accounts earn interest at a guaranteed interest rate. In no event will the guaranteed interest rate be less than 3% compounded annually.
Each purchase payment allocated or amount transferred to the Fixed Account will earn interest at the guaranteed interest rate in effect on the date that it is received or transferred. This rate applies to each purchase payment or amount transferred through the end of the contract year.
Each Contract anniversary, we declare a renewal interest rate that applies to the Fixed Account value in existence at that time. This rate applies until the end of the contract year. Interest is earned daily and compounded annually at the end of each contract year. Once credited, the interest is guaranteed and becomes part of the Fixed Account value from which deductions for fees and charges may be made.
Fixed Account Value
Your Fixed Account value on any valuation date is equal to:
•purchase payments or credits allocated to the Fixed Account;
•plus any transfers to the Fixed Account from the other investment options;
•plus interest credited to the Fixed Account;
•minus any surrenders or applicable surrender charges or particular annuitizations from the Fixed Account;
•minus any transfers to the Separate Account.
Voting Rights
We vote shares of the underlying mutual funds owned by the Separate Account according to the instructions of Contract owners.
We will notify you of shareholder meetings of the mutual funds underlying the divisions in which you hold units. We will send you proxy materials and instructions for you to provide voting instructions to us. We will arrange for the handling and tallying of proxies received from you and other owners. If you give no voting instructions, we will vote those shares in the same proportion as shares for which we received instructions. Because there is no required minimum number of votes, a small number of votes can have a disproportionate effect.
We determine the number of fund shares that you may instruct us to vote by allocating one vote for each $100 of accumulated value in the division. Fractional votes are allocated for amounts less than $100. We determine the number of underlying mutual fund shares you may instruct us to vote as of the record date established by the underlying mutual fund for its shareholder meeting. In the event that applicable law changes or we are required by regulators to disregard voting instructions, we may decide to vote the shares of the underlying mutual funds in our own right.
7. CHARGES
Certain charges are deducted under the Contract. If the charge is not sufficient to cover our costs, we bear the loss. If the expense is more than our costs, the excess is profit to the Company. We expect a profit from all the fees and charges listed below, except the Annual Administrative Expenses Fee, Transaction Fee and Premium Tax.
In addition to the charges under the Contract, there are also deductions from and expenses paid out of the assets of the underlying mutual funds which are described in the underlying mutual funds’ prospectuses.
Deferred Sales Load (“Surrender Charge”)
No sales charge is collected or deducted when purchase payments are applied under the Contract. A surrender charge is assessed on certain total or partial surrenders. The surrender charge would be deducted from the accumulated value remaining in the investment option(s) from which the amount is surrendered.
If you specify surrender allocation percentages as part of a partial surrender request, the allocation percentages will also apply to the surrender charges. If you do not provide us with specific percentages, we will use your purchase payment allocation percentages for the partial surrender, which will also apply to the surrender charges.
The amounts we receive from the surrender charge are used to cover some of the expenses of the sale of the Contract (primarily commissions, as well as other promotional or distribution expenses). If the surrender charge collected is not enough to cover the actual costs of distribution, the costs are paid from the Company’s General Account assets which include profit, if any, from the mortality and expense risks charge.
NOTE: If you plan to make multiple purchase payments, you need to be aware that each purchase payment has its own surrender charge period (shown below). The surrender charge for any total or partial surrender is a percentage of all purchase payments surrendered which were received by us during the contract years prior to the surrender. The applicable percentage which is applied to the purchase payments surrendered is determined by the following table. The amount of the purchase payment credit, if any, is not included in the sum of the purchase payments made.
Surrender charge (as a percentage of amounts surrendered):

Number of completed contract years since each purchase payment was made	Surrender charge applied to all purchase payments received in that contract year
0 (year of purchase payment)	8%
1	8%
2	8%
3	8%
4	7%
5	6%
6	5%
7	4%
8	3%
9 and later	0%

Each purchase payment begins in year 0 for purposes of calculating the percentage applied to that purchase payment. However, purchase payments are added together by contract year for purposes of determining the applicable surrender charge. If your contract year begins April 1 and ends March 31 the following year, all purchase payments received during that period are considered to have been made in that contract year.
For the purpose of calculating surrender charges, we assume that surrenders and transfers are made in the following order:
•first from purchase payments no longer subject to a surrender charge;
•then from the free surrender privilege (first from the earnings, then from the oldest purchase payments (i.e., on a first-in, first-out basis)) described below; and
•then from purchase payments subject to a surrender charge on a first-in, first-out basis.
NOTE: Partial surrenders may be subject to both a surrender charge and a transaction fee.
A surrender charge is not imposed in states where it is prohibited, including:
•New Jersey – no surrender charge for total surrender on or after the later of the annuitant’s 64th birthday or 4 years after the contract date.
•Washington – no surrender charge for total surrender on or after the later of the annuitant’s 70th birthday or 10 years after the contract date.
Free Surrender Amount
The free surrender amount may be surrendered without a surrender charge. This amount is the greater of:
•earnings in the Contract (earnings equal accumulated value less unsurrendered purchase payments as of the date of the surrender); or
•10% of the purchase payments, decreased by any partial surrenders and partial annuitizations since the last Contract anniversary.
Any amount not taken under the free surrender amount in a contract year is not added to the amount available under the free surrender amount for any following contract year(s).
Unscheduled partial surrenders of the free surrender amount may be subject to the transaction fee (see Transaction Fee in this section).
When Surrender Charges Do Not Apply
The surrender charge does not apply to:
•amounts applied under an annuity benefit payment option; or
•payment of any death benefit, however, the surrender charge does apply to purchase payments made by a surviving spouse after an owner’s death; or
•amounts distributed to satisfy the minimum distribution requirement of Section 401(a)(9) of the Internal Revenue Code, provided that the amount surrendered does not exceed the minimum distribution amount which would have been calculated based on the value of this Contract alone; or
•an amount transferred from a Contract used to fund an IRA to another annuity contract issued by the Company to fund an IRA of the participant’s spouse when the distribution is made pursuant to a divorce decree.
Waiver of Surrender Charge Rider
This rider is automatically added to the Contract at issue (subject to state approval and state variations may apply). There is no charge for this benefit.
This rider waives the surrender charge on surrenders made after the first Contract anniversary if the owner or annuitant has a critical need. A critical need is limited to confinement to a health care facility, terminal illness diagnosis, or total and permanent disability.
The benefits are available for a critical need if the following conditions are met:
•the owner or annuitant has a critical need; and
•the critical need did not exist before the contract date.

For purposes of this rider, the following definitions apply:
•health care facility - a licensed hospital or inpatient nursing facility providing daily medical treatment and keeping daily medical records for each patient (not primarily providing just residency or retirement care). This does not include a facility primarily providing drug or alcohol treatment or a facility owned or operated by the owner, annuitant or a member of their immediate family. If the critical need is confinement to a health care facility, the confinement must continue for at least 60 consecutive days after the contract date and the surrender must occur within 90 days of the confinement’s end. Notice must be provided within 90 days after confinement ends.
•terminal illness - sickness or injury that results in the owner’s or annuitant’s life expectancy being 12 months or less from the date notice to receive a distribution from the Contract is received by the Company. In Texas and New Jersey, terminal illness is not included in the criteria for critical need.
•total and permanent disability - a disability that occurs after the contract date but before the original owner or annuitant reaches age 65 and qualifies to receive social security disability benefits. In New York, a different definition of total and permanent disability applies. In Oregon, total and permanent disability is not included in the criteria for critical need.
NOTE: The Waiver of Surrender Charge Rider is not available in Massachusetts.
Transaction Fee
To assist in covering our administration costs, we reserve the right to charge a transaction fee of the lesser of $25 or 2% of each unscheduled partial surrender after the 12th unscheduled partial surrender in a contract year. The transaction fee would be deducted from the accumulated value remaining in the investment option(s) from which the amount is surrendered, on a pro rata basis.
To assist in covering our administration costs or to discourage market timing, we also reserve the right to charge a transaction fee of the lesser of $30 or 2% of each unscheduled transfer after the first unscheduled transfer in a contract year. The transaction fee would be deducted from the investment option(s) from which the amount is transferred, on a pro rata basis.
If we elect to begin charging for the transaction fees, we will provide you with 30 days advance written notice.
Premium Taxes
We do not currently assess premium taxes for any Contract at issue. We reserve the right to deduct an amount to cover any premium taxes imposed by states or other jurisdictions. Any deduction is made from either a purchase payment when we receive it, or the accumulated value when you request a surrender (total or partial) or you request application of the accumulated value (full or partial) to an annuity benefit payment option. Premium taxes range from 0% in most states to as high as 3.50%.
Annual Administrative Expenses Fee
Contracts with an accumulated value of less than $30,000 are subject to an annual fee for administrative expenses of the lesser of $30 or 2% of the accumulated value. Currently, we do not charge the annual fee if your accumulated value is $30,000 or more. If you own more than one variable annuity contract with us, all the Contracts you own or jointly own are aggregated, on each Contract’s anniversary, to determine if the $30,000 minimum has been met and whether that Contract will be charged. The fee is deducted from the investment option that has the greatest value. The fee is deducted on each Contract anniversary and upon total surrender of the Contract. The fee assists in covering administration costs, primarily costs to establish and maintain the records which relate to the Contract.
Base Contract Annual Expenses
Mortality and Expense Risks Charge
We assess each division with a daily charge for mortality and expense risks. The annual rate of the charge is 1.25% of the average daily net assets of the Separate Account divisions. We agree not to increase this charge for the duration of the Contract. This charge is assessed only prior to the annuitization date. This charge is assessed daily when the unit value is calculated. Unit values are calculated each valuation date at the close of the valuation period.
This charge compensates us for our direct and indirect costs associated with administering and providing benefits under the annuity contracts, and selling the annuity contracts (including marketing expenses). It also is designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If the mortality and expense risks charge is not enough to cover our costs, we bear the loss. If the mortality and expense risks charge is more than our costs, the excess is profit to the Company.
Administration Charge
We assess each division with a daily Separate Account administration charge. The annual rate of the charge is 0.05% of the average daily net assets of the Separate Account divisions. We reserve the right to increase this charge to an annual maximum of 0.15% of the average daily net assets of the Separate Account divisions. If we elect to change the Administration Charge, we will provide you with 30 days advance written notice. This charge is assessed only prior to the annuitization date. This charge is assessed daily when the unit value is calculated. Unit values are calculated each valuation date at the close of the valuation period. The administration charge is intended to cover our costs for administration of the Contract that are not covered in the mortality and expense risks charge.
If the administration charge is not enough to cover our costs, we bear the loss. If the administration charge is more than our costs, the excess is profit to the Company.
Optional Benefit Charges
At the time you purchased your Contract you had the following optional benefits that you could purchase with your
Contract: Purchase Payment Credit Rider; and Enhanced Death Benefit Rider.
Purchase Payment Credit Rider
The current annual charge for the Purchase Payment Credit Rider is 0.60% of the average daily net assets of the Separate Account divisions. If you elected the Purchase Payment Credit Rider, the rider charge is assessed until completion of your 8th contract year (and only prior to the annuitization date) even if the credit(s) have been recovered. After the 8th Contract anniversary, your Contract accumulated value is moved to units in your chosen divisions that do not include this rider charge. This move of division units will not affect your accumulated value. It will, however, result in a smaller number of division units but those units will have a higher unit value. We will notify you when the division units move because of discontinuation of the rider charge.
The rider charge is intended to cover our cost for the credit(s).
Enhanced Death Benefit Rider
The annual charge for the Enhanced Death Benefit Rider is 0.20% of the accumulated value (0.15% in New York). The charge is equal to 0.05% (0.0375% in New York) of the average accumulated value during the calendar quarter. The charge is deducted through the redemption of units from the accumulated value in the same proportion as the surrender allocation percentages. If the rider is purchased after the beginning of a quarter, the charge is prorated according to the number of days it is in effect during the quarter. Upon termination of the rider or upon death, you will be charged based on the number of days the rider is in effect during the quarter.
The rider charge is intended to reimburse us for the cost of the potentially greater death benefit provided by this rider.
Special Provisions for Group or Sponsored Arrangements
Where permitted by state law, Contracts may be purchased under group or sponsored arrangements as well as on an individual basis.
Group Arrangement - program under which a trustee, employer or similar entity purchases Contracts covering a group of individuals on a group basis.
Sponsored Arrangement - program under which an employer permits group solicitation of its employees or an association permits group solicitation of its members for the purchase of Contracts on an individual basis.
The charges and deductions described above may be reduced or eliminated for Contracts issued in connection with group or sponsored arrangements. The rules in effect at the time the application is approved will determine if reductions apply. Reductions may include but are not limited to sales of Contracts without, or with reduced, mortality and expense risks charges, annual administrative expense fees or surrender charges.

Eligibility for and the amount of these reductions are determined by a number of factors, including the number of individuals in the group, the amount of expected purchase payments, total assets under management for the owner, the relationship among the group’s members, the purpose for which the Contract is being purchased, the expected persistency of the Contract, and any other circumstances which, in our opinion, are rationally related to the expected reduction in expenses. Reductions reflect the reduced sales efforts and administration costs resulting from these arrangements. We may modify the criteria for and the amount of the reduction in the future. Modifications will not unfairly discriminate against any person, including affected owners and other owners with contracts funded by the Separate Account.
Distribution of the Contract
The Company pays upfront commissions to broker dealers up to 6% of each premium payment received. We may pay trail commissions of up to 0.50% of accumulated value at the end of the contract quarter, generally beginning in the second contract year. The upfront commission and/or trail commission varies by broker dealer. Expense allowances may also be paid to broker dealers based on premium payments received and/or accumulated value. The commission paid to a financial professional is determined by their broker dealer. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.
Principal Securities, Inc. ("PSI"), the principal underwriter for the product, may have also received 12b-1 fees in connection with the underlying mutual funds. The 12b-1 fees for the underlying mutual funds are shown in the prospectuses of each underlying mutual fund.
Applications for the contracts were offered by registered representatives of PSI or such other broker dealers as had entered into selling agreements with PSI. Such registered representatives acted as appointed agents of the Company under applicable state insurance law and must have been licensed to sell variable insurance products. The Company offered the Contract in all jurisdictions where it was licensed to do business and where the Contract was approved.
Underlying Mutual Fund Charges
Charges are deducted from and expenses paid out of the assets of the underlying mutual funds that are described in the prospectuses for those underlying mutual funds. A complete list of the underlying mutual funds available under the Contract, including their annual expenses, may be found in APPENDIX A - INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT.

8. GENERAL DESCRIPTION OF THE CONTRACT

The Principal® Variable Annuity (Flexible Variable Annuity) is significantly different from a fixed annuity. As the owner of a variable annuity, you assume the risk of investment gain or loss (as to amounts in the Separate Account divisions) rather than the Company. The Separate Account division value under a variable annuity is not guaranteed and varies with the investment performance of the underlying mutual funds.
Based on your investment objectives, you direct the allocation of purchase payments and accumulated values. There can be no assurance that your investment objectives will be achieved.
Contract Rights
During the accumulation period, you have material rights to the benefits under the Contract. The benefits include making additional purchase payments, transferring between investment options, taking surrenders and annuitizing the Contract. The annuitant and any joint annuitant (if not the owner or joint owner, respectively) do not have any rights to the Contract. All of your rights of ownership cease upon your death. At that point the death benefit will become payable according to your benefit instructions.
During the annuity period you are still the only person with material rights to the contract. After the death of the owner the primary beneficiary(ies) have the rights to the death benefit, if any.
If your Contract is part of a qualified plan, IRA, SEP, or SIMPLE-IRA, you may not change either the owner or the annuitant.
You may change the owner and/or annuitant of your non-qualified Contract at any time. Your request must be in writing and approved by us. After approval, the change is effective as of the date you signed the request for change. If ownership is changed, the benefits under certain riders may be affected. We reserve the right to require that you send us the Contract so that we can record the change.
If an annuitant who is not an owner dies while the Contract is in force, a new annuitant may be named unless the owner is a corporation, trust or other entity.
While this Contract is in force, you have the right to name or change a beneficiary. This may be done as part of the application process or by sending us a written request. Unless you have named an irrevocable beneficiary, you may change your beneficiary designation by sending us notice.
In California, for owners age 60 or older, we allocate initial purchase payments to the Money Market division during the examination offer period unless you elect to immediately invest in the allocations you selected. If your purchase payments were allocated to the Money Market division, after the free look period ends, your accumulated value was converted into units of the division(s) according to your allocation instructions. The units allocated were based on the unit value next determined for each division.
Contract Provisions and Limitations
Purchase Payments
•The initial purchase payment must be at least $2,500 for non-qualified contracts.
•The initial purchase payment must be at least $1,000 for all other contracts.
•If you are making purchase payments through a payroll deduction plan or through a bank (or similar financial institution) account under an automated investment program, your initial and subsequent purchase payments must be at least $100.
•All purchase payments are subject to a surrender charge period that begins in the contract year each purchase payment is received.
•Subsequent purchase payments must be at least $500 and can be made until the annuitization date.
•Purchase payments are to be made by personal or financial institution check (for example, a cashier’s check). We reserve the right to refuse any purchase payment that we feel presents a fraud or money laundering risk. Examples of the types of purchase payments we will not accept are cash, money orders, starter checks, travelers checks, credit card checks, and foreign checks.
•If you are a member of a retirement plan covering three or more persons, the initial and subsequent purchase payments for the Contract must average at least $100 and cannot be less than $50.
•The total sum of all purchase payments for a Contract may not be greater than $2,000,000 (maximum premium limit) without our prior approval. For further information, please call 1-800-852-4450.

•The Company reserves the right to increase the minimum amount for each purchase payment with thirty days advance notice.
•We reserve the right to treat all of your and/or your spouse’s Principal deferred variable annuity contracts, with a guaranteed minimum withdrawal benefit rider attached, as one contract for purposes of determining whether you have exceeded the maximum premium limit (without home office approval).
•Purchase payments are credited on the basis of the unit value next determined after we receive a purchase payment.
•If no purchase payments are made during two consecutive calendar years and the accumulated value is less than $2,000, we reserve the right to terminate the Contract.
•In New Jersey, after the first contract year purchase payments cannot exceed $100,000 per contract year.
Allocating Purchase Payments
•On your application, you directed how your purchase payments were to be allocated to the investment options.
•A complete list of the divisions may be found in Appendix A. Each division invests in shares of an underlying mutual fund. More detailed information about the underlying mutual funds can be found in the current prospectus for each underlying mutual fund, which can be found here: www.principal.com/FVAwPPCreport.
•The investment options also include the Fixed Account.
•Allocations must be in percentages.
•Percentages must be in whole numbers and total 100%.
•Subsequent purchase payments are allocated according to your then current allocation instructions.
•Changes to the allocation instructions are made without charge.
•A change is effective on the next valuation period after we receive your new instructions in good order.
•You can change the current allocations and future allocation instructions by:
•mailing your instructions to us;
•calling us at 1-800-852-4450 (if telephone privileges apply);
•faxing your instructions to us at 1-866-894-2087; or
•visiting www.principal.com.
•Changes to purchase payment allocations do not result in the transfer of any existing investment option accumulated values. You must provide specific instructions to transfer existing accumulated values. We currently do not charge a transaction fee for these transfers but reserve the right to charge such a fee in the future.
•Purchase payments are credited on the basis of the unit value next determined after we receive a purchase payment.
Division Transfers
•You may request an unscheduled transfer or set up a scheduled transfer by:
•mailing your instructions to us;
•calling us at 1-800-852-4450 (if telephone privileges apply);
•faxing your instructions to us at 1-866-894-2087; or
•visiting www.principal.com.
•You must specify the dollar amount or percentage to transfer from each division.
•The minimum transfer amount is the lesser of $100 or the value of your division.
•In states where allowed, we reserve the right to reject transfer instructions from someone providing them for multiple contracts for which he or she is not the owner.
You may not make a transfer to the Fixed Account if:
•A transfer has been made from the Fixed Account to a division within six months; or
•Following the transfer, the Fixed Account value would be greater than $1,000,000 (without our prior approval).
Unscheduled Transfers
•You may make unscheduled division transfers from one division to another division.
•Transfer values are calculated using the price next determined after we receive your request in good order.
•We reserve the right to impose a fee of the lesser of $30 or 2% of the amount transferred on each unscheduled transfer after the first unscheduled transfer in a contract year.

Limitations on Unscheduled Transfers
We reserve the right to reject excessive exchanges or purchases if the trade(s) would disrupt the management of the Separate Account, any division of the Separate Account or any underlying mutual fund. In addition, we may suspend or modify transfer privileges in our sole discretion at any time to prevent market timing efforts that could disadvantage other owners. These modifications could include, but not be limited to:
•requiring a minimum time period between each transfer;
•imposing the transaction fee;
•limiting the dollar amount that an owner may transfer at any one time; or
•not accepting transfer requests from someone providing requests for multiple Contracts for which he or she is not the owner.
Scheduled Transfers (Dollar Cost Averaging)
•You may elect to have transfers made on a scheduled basis.
•There is no charge for scheduled transfers and no charge for participating in the scheduled transfer program.
•You must specify the dollar amount of the transfer.
•You select the transfer date (other than the 29th, 30th or 31st) and the transfer period (monthly, quarterly, semi-annually or annually).
•If the selected date is not a valuation date, the transfer is completed on the next valuation date.
•If you want to stop a scheduled transfer, you must provide us notice prior to the date of the scheduled transfer.
•Transfers continue until your value in the division is zero or we receive notice to stop the transfers.
•The number of divisions available for simultaneous transfers will never be less than two. When we have more than two divisions available, we reserve the right to limit the number of divisions from which simultaneous transfers are made.
Scheduled transfers are designed to reduce the risks that result from market fluctuations. They do this by spreading out the allocation of your money to investment options over a longer period of time. This allows you to reduce the risk of investing most of your money at a time when market prices are high. The results of this strategy depend on market trends and are not guaranteed.
Example:

Month	Amount Invested	Share Price	Shares Purchased
January	$100	$25.00	4
February	$100	$20.00	5
March	$100	$20.00	5
April	$100	$10.00	10
May	$100	$25.00	4
June	$100	$20.00	5
Total	$600	$120.00	33
In the example above, the average share price is $20.00 [total of share prices ($120.00) divided by number of purchases (6)]. The average share cost is $18.18 [amount invested ($600.00) divided by number of shares purchased (33)].
Automatic Portfolio Rebalancing (APR)
•APR allows you to maintain a specific percentage of your Separate Account division value in specified divisions over time.
•You may elect APR at any time.
•APR is not available for values in the Fixed Account.
•APR is not available if you have arranged scheduled transfers from the same division.
•There is no charge for APR transfers and no charge for participating in the APR program.
•APR will be done on the frequency you specify:
•quarterly (on a calendar year or contract year basis); or
•semiannually or annually (on a contract year basis).

•You may rebalance by
•mailing your instructions to us;
•calling us at 1-800-852-4450 (if telephone privileges apply);
•faxing your instructions to us at 1-866-894-2087; or
•visiting www.principal.com.
•Divisions are rebalanced at the end of the next valuation period following your request.
Example: You elect APR to maintain your Separate Account division value with 50% in the Equity Income division and 50% in the Money Market division. At the end of the specified period, 60% of the accumulated value is in the Equity Income division, with the remaining 40% in the Money Market division. By rebalancing, units from the Equity Income division are redeemed and applied to the Money Market division so that 50% of the Separate Account division value is once again in each division.
Fixed Account
This prospectus is intended to serve as a disclosure document only for the Contract as it relates to the Separate Account and contains only selected information regarding the Fixed Account. Assets in the Fixed Account are held in the General Account of the Company. Because of exemptions and exclusions contained in the Securities Act of 1933 and the Investment Company Act of 1940, the Fixed Account, and any interest in it, are not subject to the provisions of these acts. However, disclosures relating to them are subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.
Our obligations with respect to the Fixed Account are supported by our General Account. The General Account is the assets of the Company other than those assets allocated to any of our Separate Accounts. Subject to applicable law, we have sole discretion over the assets in the General Account. Separate Account expenses are not assessed against any Fixed Account values. You can obtain more information concerning the Fixed Account from your financial professional or by calling us at 1-800-852-4450.
The Company guarantees that purchase payments allocated and amounts transferred to the Fixed Account earn interest at a guaranteed interest rate. In no event will the guaranteed interest rate be less than 3% compounded annually.
Each purchase payment allocated or amount transferred to the Fixed Account earns interest at the guaranteed rate in effect on the date it is received or transferred. This rate applies to each purchase payment or amount transferred through the end of the contract year.
Each contract anniversary, we declare a renewal interest rate that applies to the Fixed Account value in existence at that time. This rate applies until the end of the contract year. Interest is earned daily and compounded annually at the end of each contract year. Once credited, the interest is guaranteed and becomes part of the Fixed Account accumulated value from which deductions for fees and charges may be made.
Fixed Account Accumulated Value
Your Fixed Account accumulated value on any valuation date is equal to:
•purchase payments allocated to the Fixed Account;
•plus any transfers to the Fixed Account from the Separate Account;
•plus interest credited to the Fixed Account;
•minus any surrenders and applicable surrender charges from the Fixed Account;
•minus any transfers to the Separate Account.
Fixed Account Transfers
Transfers and surrenders from the Fixed Account are subject to certain limitations. In addition, surrenders from the Fixed Account may be subject to a charge (see 7. CHARGES – Deferred Sales Load (“Surrender Charge”)).
You may transfer amounts from the Fixed Account to the divisions before the annuitization date and as provided below. The transfer is effective on the valuation date following our receiving your instructions. You may transfer amounts on either a scheduled or unscheduled basis by:
•mailing your instructions to us;
•calling us at 1-800-852-4450 (if telephone privileges apply);
•faxing your instructions to us at 1-866-894-2087; or
•visiting www.principal.com

You may not make both scheduled and unscheduled Fixed Account transfers in the same contract year.
Unscheduled Fixed Account Transfers
The minimum transfer amount is $100 (or entire Fixed Account accumulated value if less than $100). Once per contract year, within the 30 days following the contract anniversary date, you can:
•transfer an amount not to exceed 25% of your Fixed Account accumulated value; or
•transfer up to 100% of your Fixed Account accumulated value if:
•your Fixed Account accumulated value is less than $1,000; or
•(a) minus (b) is greater than 1% where:
•(a) is the weighted average of your Fixed Account interest rates for the preceding contract year; and
•(b) is the renewal interest rate for the Fixed Account.
We will inform you if the renewal interest rate falls to that level.
Scheduled Fixed Account Transfers (Fixed Account Dollar Cost Averaging)
You may make scheduled transfers on a monthly basis from the Fixed Account to the Separate Account as follows:
•Transfers occur on a date you specify (other than the 29th, 30th or 31st of any month).
•If the selected date is not a valuation date, the transfer is completed on the next valuation date.
•Scheduled transfers are only available if the Fixed Account accumulated value is $5,000 or more at the time the scheduled transfers begin.
•Scheduled monthly transfers of a specified dollar amount will continue until the Fixed Account accumulated value is zero or until you notify us to discontinue the transfers. This specified dollar amount cannot exceed 2% of your Fixed Account accumulated value.
•The minimum transfer amount is $100.
•If the Fixed Account accumulated value is less than $100 at the time of transfer, then the entire Fixed Account accumulated value will be transferred.
•If you stop the transfers, you may not start them again without our prior approval.
Exchange Offers
Principal® Variable Annuity Exchange Offer (“exchange offer”)

The Principal® Variable Annuity Exchange Offer (“exchange offer”) is no longer available for new exchanges with applications signed July 1, 2025 and later.

Original owners of an eligible Principal® Variable Annuity (Flexible Variable Annuity) contract may elect to exchange their Principal® Variable Annuity (Flexible Variable Annuity) contract (“old contract”) for a new Principal® Lifetime Income Solutions II Variable Annuity contract ("new contract") subject to the exchange offer terms and conditions. To determine if it is in your best interest to participate in the exchange offer, we recommend that you consult with your tax advisor and financial professional before electing to participate in the exchange offer.
You are eligible to participate in the exchange offer when:
•The old contract is not subject to any surrender charges; and
•The exchange offer is available in your state.
One of the requirements of the exchange offer is that the old contract not be subject to surrender charges. Because of that requirement, the accumulated value for the new contract at the time of the exchange will be the same as the cash surrender value from your old contract.
Currently, there is no closing date for the exchange offer. We reserve the right, however, to modify or terminate the exchange offer upon reasonable written notice to you. The insurance company that issued the old contract was Company.
See APPENDIX B for further details about the exchange offer.
General Account
Any Contract obligations in excess of the Separate Account value (for example, annuity benefit payments and death benefit payment(s)) become obligations of the General Account. These amounts are subject to Company’s claims-paying ability and financial strength. They also are subject to the rights of the Company’s other creditors.

Contract or Registrant Changes
Any changes we make pursuant to this provision will be made in a manner that is consistent with applicable laws and regulations.
Deletion or Substitution of Separate Account Divisions
The Separate Account is divided into divisions. The assets of each division invest in a corresponding underlying mutual fund. New divisions may be added and made available. We reserve the right, within the law, to make additions, deletions and substitutions for the divisions. We will make no such substitution or deletion without first notifying you and obtaining approval of the appropriate insurance regulatory authorities and the SEC (to the extent required by 1940 Act).
If the shares of a division are no longer available for investment or if, in the judgment of our management, investment in a division becomes inappropriate for the purposes of our contract, we may eliminate the shares of a division and substitute shares of another division of the Trust or another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future purchase payments.
If we eliminate divisions, you may change allocation percentages and transfer any value in an affected division to another division(s) without charge. You may exercise this exchange privilege until the later of 60 days after a) the effective date of the additions, deletions and/or substitutions of the change, or b) the date you receive notice of the options available. You may only exercise this right if you have any value in the affected division(s).
Class of Purchasers
This Contract was only offered to people under the age of 86.
Frequent Transfers among Divisions
This Contract is not designed for frequent trading or market timing activity of the investment options. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase this Contract. The Company does not accommodate market timing.
We consider frequent trading and market timing activities to be abusive trading practices because they:
•Disrupt the management of the underlying mutual funds by:
•forcing the fund to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the fund; and
•causing unplanned portfolio turnover;
•Hurt the portfolio performance of the underlying mutual funds; and
•Increase expenses of the underlying mutual fund and separate account due to:
•increased broker-dealer commissions; and
•increased record keeping and related costs.
If we are not able to identify such abusive trading practices, the abuses described above will negatively impact the Contract and cause investors to suffer the harms described.
We have adopted policies and procedures to help us identify and prevent abusive trading practices. In addition, the underlying mutual funds monitor trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner.
If we, or an underlying mutual fund that is an investment option with the Contract, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:
•Rejecting transfer instructions from a Contract owner or other person authorized by the owner to direct transfers;
•Restricting submission of transfer requests by, for example, allowing transfer requests to be submitted by 1st class U.S. mail only and disallowing requests made via the internet, by facsimile, by overnight courier or by telephone;
•Limiting the number of unscheduled transfers during a contract year to no more than 12;
•Prohibiting you from requesting a transfer among the divisions for a minimum of thirty days where there is evidence of at least one round-trip transaction (exchange or redemption of shares that were purchased within 30 days of the exchange/redemption) by you; and

•Taking such other action as directed by the underlying mutual fund.
We support the underlying mutual funds right to accept, reject or restrict, without prior written notice, any transfer requests into a fund.
In some instances, a transfer may be completed prior to a determination of abusive trading. In those instances, we will reverse the transfer (within two business days of the transfer) and return the Contract to the investment option holdings it had prior to the transfer. We will give you notice in writing in this instance.
Financial Intermediary Variations
There may be variations in the availability of investment options, Contract benefits, and other Contract features described in this prospectus - including restrictions, limitations, and other variations - which may apply depending on the broker-dealer through which the Contract is sold or continues to be serviced. For example, your financial intermediary may not recommend a particular investment option or benefit to you. Any such financial intermediary variations are not known or reasonably available to the Company, and based on several considerations (e.g., the large number of broker-dealers through whom the Contracts are distributed, and the terms of our existing selling agreements), the Company does not believe it can obtain information about any such financial intermediary variations without unreasonable effort or expense.

You should discuss with your financial professional any limitations, restrictions, or other variations related to the investment options, Contract benefits, and other Contract features that may apply through your financial professional's broker-dealer.
9. ANNUITY PERIOD
Annuitization Date
You may specify an annuitization date in your application. You may change the annuitization date with our prior approval. The request must be in writing. You may not select an annuitization date later than the maximum annuitization date found on the data page. If you do not specify an annuitization date, the annuitization date is the maximum annuitization date shown on the data page.
Full Annuitization
You may annuitize your Contract at any time (prior to the maximum annuitization date) by electing to receive payments under an annuity benefit payment option. If the accumulated value on the annuitization date is less than $2,000 or if the amount applied under an annuity benefit payment option is less than the minimum requirement, we may pay out the entire amount in a single payment. The Contract would then be canceled. You may select when you want the payments to begin (within the period that begins the business day following our receipt of your instruction and ends one year after our receipt of your instructions).
Once payments begin under the annuity benefit payment option you choose, the option may not be changed. In addition, once payments begin, you may not surrender, withdraw or otherwise liquidate or commute any of the portion of your accumulated value that has been annuitized.
Depending on the type of annuity benefit payment option selected, payments that are initiated either before or after the annuitization date may be subject to penalty taxes (see 13. TAXES). You should consider this carefully when you select or change the annuity benefit payment commencement date.
Partial Annuitization
You have the right to annuitize a portion of your accumulated value. After the first contract year and prior to the annuitization date, you may annuitize a portion of your accumulated value by sending us a notice.
The minimum partial annuitization amount is $2,000. Any partial annuitization request that reduces the accumulated value to less than $5,000 will be treated as a request for full annuitization.
You may select one of the annuity benefit payment options listed below. Once payments begin under the option you selected, the option may not be changed. In addition, once payments begin you may not surrender or otherwise liquidate or commute any portion of your accumulated value that has been annuitized.
Annuity Benefit Payment Options

We offer fixed annuity benefit payments only. No surrender charge is imposed on any portion of your accumulated value that has been annuitized.
You may choose from several fixed annuity benefit payment options. Payments will be made on the frequency you choose. You may elect to have your annuity benefit payments made on a monthly, quarterly, semiannual or annual basis. The dollar amount of the payments is specified for the entire payment period according to the option selected. There is no right to take any total or partial surrenders after the annuitization date. The fixed annuity benefit payment must begin within one year of the annuity benefit election.
The amount of the fixed annuity benefit payment depends on the:
•amount of accumulated value applied to the annuity benefit payment option;
•annuity benefit payment option selected;
•age and gender of the annuitant (unless fixed period income option is selected);
•frequency of the annuity benefit payments; and
•duration of the annuity benefit payments.
The amount of the initial payment is determined by applying all or a portion of the accumulated value, less any applicable premium tax and other expenses, as of the date of the application to the annuity table for the annuitant’s annuity benefit payment option, gender, and age. Minimum annuity benefit payment amounts will be based on the 1983 Table A Mortality Table. This basis is guaranteed for the life of the Contract. With our written approval, other annuity benefit payment options may be available without this guaranteed basis.
Annuity benefit payments generally are higher for male annuitants than for female annuitants with an otherwise identical Contract. This is because statistically females have longer life expectancies than males. In certain states, this difference may not be taken into consideration in determining the payment amount. Additionally, Contracts with no gender distinctions are made available for certain employer-sponsored plans because, under most such plans, gender discrimination is prohibited by law.
The frequency and duration of the annuity benefit payments affect the income amount received. The annuity benefit payments generally are lower if you receive payments more frequently. For example, monthly payments generally will be lower than quarterly payments. Generally, all other factors being equal, the longer the duration of annuity benefit payments, the lower the annuity benefit payments amounts and the shorter the duration, the higher the annuity benefit payment amounts.
You may select an annuity benefit payment option by written request only. Your selection of an annuity benefit payment option for a partial annuitization must be in writing and may not be changed after payments begin. Your selection of an annuity benefit payment option for any portion not previously annuitized may be changed by written request prior to the annuitization date.
We must receive your written request on or before the annuitization date. If an annuity benefit payment option is not selected, we will automatically apply:
•for Contracts with one annuitant - Life Income with payments guaranteed for a period of 10 years.
•for Contracts with joint annuitants - Joint and Full Survivor Life Income with payments guaranteed for a period of 10 years.
The available annuity benefit payment options for both full and partial annuitizations include:
•Fixed Period Income - Level payments continue for a fixed period. You may select a range from 5 to 30 years (state variations may apply). If the annuitant dies before the selected period expires, payments continue to you or the person(s) you designate until the end of the fixed period. Payments stop after all guaranteed payments are received. If a shorter period is required by law, we will pay a commuted value at the end of that shorter period.
•Life Income - Level payments continue for the annuitant’s lifetime. If you defer the first payment date, it is possible that you would receive no payments if the annuitant dies before the first payment date. NOTE: There is no death benefit value remaining and there are no further payments when the annuitant dies.
•Life Income with Period Certain - Level payments continue during the annuitant’s lifetime with a guaranteed payment period of 5 to 30 years. If the annuitant dies before all of the guaranteed payments have been made, the guaranteed payments continue to you or the person(s) you designate until the end of the guaranteed payment period. If a shorter period is required by law, we will pay a commuted value at the end of that shorter period.
•Joint and Survivor - Payments continue as long as either the annuitant or the joint annuitant is alive. You may also choose an option that lowers the amount of income after the death of a joint annuitant. It is possible that you would only receive one payment under this option if both annuitants die before the second payment is due. If you defer the first payment date, it is possible that you would receive no payments if both the annuitants die before the first payment date. NOTE: There is no death benefit value remaining and there are no further payments after both annuitants die.
•Joint and Survivor with Period Certain - Payments continue as long as either the annuitant or the joint annuitant is alive with a guaranteed payment period of 5 to 30 years. You may choose an option that lowers the amount of income after the death of a joint annuitant. If both annuitants die before all guaranteed payments have been made, the guaranteed payments continue to you or the person(s) you designate until the end of the guaranteed payment period. If a shorter period is required by law, we will pay a commuted value at the end of that shorter period.
•Joint and Two-thirds Survivor Life Income - Payments continue as long as either the annuitant or the joint annuitant is alive. If either the annuitant or joint annuitant dies, payments continue to the survivor at two-thirds the original amount. Payments stop when both the annuitant and joint annuitant have died. It is possible that only one payment is made under this option if both annuitants die before the second payment is due. If you defer the first payment date, it is possible that you would receive no payments if both annuitants die before the first payment date. NOTE: There is no death benefit value remaining or future payments after both annuitants have died.
Other annuity benefit payment options may be available.
Supplementary Contract
When you annuitize your Contract’s accumulated value, we issue a supplementary fixed annuity contract that provides an annuity benefit payment based on the amount you have annuitized and the annuity benefit payment option that you have selected. The date of the first annuity benefit payment under the supplementary contract is the effective date of that supplementary contract unless you select a date for the first annuity benefit payment that is later than the supplementary contract effective date. The first annuity benefit payment must be made within one year of the supplementary contract effective date.
Tax Considerations Regarding Annuity Benefit Payment Options
If you own one or more tax qualified annuity contracts, you may avoid tax penalties if payments from at least one of your tax qualified contracts begin no later than April 1 following the calendar year in which you turn age 72. The required minimum distribution payment must be in equal (or substantially equal) amounts over your life or over the joint lives of you and your designated beneficiary. These required minimum distribution payments must be made at least once a year. Tax penalties may apply at your death on certain excess accumulations. You should confer with your tax advisor about any potential tax penalties before you select an annuity benefit payment option or take other distributions from the Contract. Additional rules apply to distributions under non-qualified contracts (see 13. TAXES).
Death of Annuitant (During the Annuitization Period)
If the annuitant dies during the annuity benefit payment period, remaining payments are made to the owner throughout the guaranteed payment period, if any, or for the life of any joint annuitant, if any. If the owner is the annuitant, remaining payments are made to the joint owner, if any, or the named beneficiaries. In all cases the person entitled to receive payments also receives any rights and privileges under the annuity benefit payment option.
10. BENEFITS AVAILABLE UNDER THE CONTRACT
The following tables summarize information about the benefits available under the Contract.

Depending on your financial professional or your financial professional's firm, certain benefits may not be available, or may be available on different terms. See 8. GENERAL DESCRIPTION OF THE CONTRACT - FINANCIAL INTERMEDIARY VARIATIONS.

Name of Benefit	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit	Beneficiaries receive a death benefit upon the death of the owner.	Standard	No Additional Fee	•Partial withdrawals and partial annuitizations could significantly reduce the benefit, and the reduction could be greater than the amount withdrawn.
Enhanced Death Benefit	Beneficiaries receive a death benefit that can be larger than the standard death benefit	Optional	0.20% (if in New York, 0.15%) (as a percentage of accumulated value)	•Withdrawals could significantly reduce the benefit.
Purchase Payment Credit Rider	Allows credits to the accumulated value for purchase payments made in contract year one.	Optional	Annual charge of 0.60% of accumulated value in the divisions (deducted daily)
•Surrender charge period extended to 9 years for all purchase payments and surrender charge higher when have this rider.
•Rider can’t be cancelled.
•Dollar Cost Averaging program not available when have this rider.

Automatic Portfolio Rebalancing	Allows you to maintain a specific percentage of your Separate Account division value in specified divisions over time.	Standard	No Additional Fee	•Transfers may be quarterly, semi-annually or annually. •Not available for values in Fixed Account.

Name of Benefit	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions/Limitations
Dollar Cost Averaging	Allows for automatic scheduled transfers (at your direction) of specific amounts from any underlying mutual fund to any combination of underlying mutual funds at regular intervals.	Standard	No Additional Fee	•Transfer date cannot be on the 29th, 30th or 31st. •Transfers must be monthly, quarterly, semi-annually or annually. •You must provide us notice when you want to stop the scheduled transfers.
Waiver of Surrender Charge Rider	Waives surrender charges in the event of a critical need.	Standard	No Additional Fee	Following conditions must be met: •Owner or Annuitant has “critical need” as defined in the prospectus; and •Critical need did not exist before contract date.

Death Benefits
This Contract provides a death benefit upon the death of the owner. The Contract will not provide death benefits upon the death of an annuitant unless the annuitant is also an owner or the owner is not a natural person.
The following tables illustrate the various situations and the resulting death benefit payment if death occurs before the annuitization date and while the accumulated value is greater than zero.

•If you die and...	•And...	•Then...
•You are the sole owner	•Your spouse is not named as a primary beneficiary
•The beneficiary(ies) receives the death benefit under the Contract.
•If a beneficiary dies before you, on your death we will make equal payments to the surviving beneficiaries unless you provided us with other written instructions. If no beneficiary(ies) survives you, the death benefit is paid to your estate in a single payment.
•Upon your death, only your beneficiary’s(ies’) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

•You are the sole owner	•Your spouse is named as a primary beneficiary
•Your spouse may either
a.elect to continue the Contract; or
b.receive the death benefit under the Contract.
•All other beneficiaries receive the death benefit under the Contract.
•If a beneficiary dies before you, on your death we will make equal payments to the surviving beneficiaries unless you provided us with other written instructions. If no beneficiary(ies) survives you, the death benefit is paid to your estate in a single payment.
•Unless your spouse elects to continue the Contract, only your spouse’s and any other beneficiary(ies’) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

•You are a joint owner	•The surviving joint owner is not your spouse
•The surviving owner receives the death benefit under the Contract.
•Upon your death, only the surviving owner’s right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

•You are a joint owner	•The surviving joint owner is your spouse
•Your spouse may either
a.elect to continue the Contract; or
b.receive the death benefit under the Contract.
•Unless the surviving spouse owner elects to continue the Contract, upon your death, only your spouse’s right to the death benefit will continue; all other rights and benefits under the rider and the Contract will terminate.

•If...	•And...	•Then...
•If the annuitant dies	•The owner is not a natural person
•The beneficiary(ies) receives the death benefit under the Contract.
•If a beneficiary dies before the annuitant, on the annuitant’s death we will make equal payments to the surviving beneficiaries unless the owner provided us with other written instructions. If no beneficiary(ies) survives the annuitant, the death benefit is paid to the owner.
•Upon the annuitant’s death, only the beneficiary(ies’) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

Before the annuitization date, you may give us written instructions for payment under a death benefit option. If we do not receive your instructions, the death benefit is paid according to instructions from the beneficiary(ies). The beneficiary(ies) may elect to apply the death benefit under an annuity benefit payment option or receive the death benefit as a single payment. Generally, unless the beneficiary(ies) elects otherwise, we pay the death benefit in a single payment, subject to proof of your death.
No surrender charge applies when a death benefit is paid.
Standard Death Benefit – for Contracts issued prior to November 23, 2003 (and all contracts issued in Louisiana, Oregon, and South Carolina)
The amount of the standard death benefit is the greatest of a, b or c, where:
a =     the accumulated value on the date we receive proof of death and all required documents;
b =     the total of purchase payments minus any partial surrenders (and any applicable fees and surrender charges) made prior to the date we receive proof of death and all required documents; and
c =     the highest accumulated value on any contract anniversary that is wholly divisible by seven (for example, contract anniversaries 7, 14, 21, 28, etc.) plus any purchase payments since that contract anniversary and minus any partial surrenders (and any applicable surrender charges and fees) made after that contract anniversary.
Standard Death Benefit - for Contracts issued on or after November 23, 2003 (except contracts issued in Louisiana, Oregon, and South Carolina)
The amount of the standard death benefit is the greatest of a, b or c, where:
a =     the accumulated value on the date we receive proof of death and all required documents;
b =     is the total of purchase payments minus an adjustment* for each partial surrender (and any applicable fees and surrender charges) made prior to the date we receive proof of death and all required documents; and
c =     is the highest accumulated value on any contract anniversary that is wholly divisible by seven (for example, contract anniversaries 7, 14, 21, 28, etc.) plus any purchase payments since that contract anniversary and minus an adjustment* for each partial surrender (and any applicable fees and surrender charges) made after that contract anniversary.
*    The adjustment for each partial surrender is equal to ((i) divided by (ii)) multiplied by the amounts determined in (b) or (c) above immediately prior to the partial surrender, where:
•(i) is the amount of the partial surrender (and any applicable fees and surrender charges); and
•(ii) is the accumulated value immediately before the partial surrender.
Enhanced Death Benefit Rider
This is an optional death benefit rider. The rider provides you with the greater of the enhanced death benefit or the standard death benefit. If you do not currently have the rider, you cannot purchase it now. Once the rider is terminated, it cannot be reinstated (except in Florida).
The annual charge for the rider is 0.20% of the accumulated value (0.15% in New York). The charge is equal to 0.05% (0.0375% in New York) of the average accumulated value during the calendar quarter. Additional information about the rider charge can be found in Section 7. CHARGES.

For Contracts issued prior to November 23, 2003, and all contracts issued in New Jersey and Washington
Prior to the annuitization date and prior to the lock-in date (the later of five years after the rider effective date or the contract anniversary following the original owner’s or original annuitant’s 75th birthday), the enhanced death benefit is the greatest of (a) or (b) or (c) where:
(a)     is the standard death benefit;
(b)     is the annual increasing death benefit, based on purchase payments (accumulated at 5% annually) minus any partial surrender (and any applicable fees and charges) (accumulated at 5% annually) until the lock-in date; or
(c)     is the highest accumulated value on any prior contract anniversary, plus purchase payments and minus the amount of each partial surrender (and any applicable fees and charges) made after that contract anniversary and prior to the lock-in date.
NOTE: For Contracts issued in New York prior to November 23, 2003, the enhanced death benefit is the greater of (a) or (c).
Lock-in Feature - At the later of five years after the rider effective date or the contract anniversary following the original owner’s or original annuitant’s 75th birthday (the “lock-in date”), the death benefit amount is locked-in. After the lock-in date, the death benefit increases by purchase payments (subject to applicable restrictions) made after the lock-in date and decreases by the amount of each partial surrender (and any applicable fees and surrender charges) made after the lock-in date. After the lock-in date, once the standard death benefit equals the enhanced death benefit, the enhanced death benefit and any associated charges terminate. The standard death benefit then applies.
For Contracts issued on or after November 23, 2003 (except for contracts issued in New Jersey and Washington)
Prior to the annuitization date and prior to the lock-in date (the later of five years after the rider effective date or the contract anniversary following the original owner’s or original annuitant’s 75th birthday), the enhanced death benefit is the greatest of (a) or (b) or (c) where:
(a)     is the standard death benefit;
(b)     is the annual increasing death benefit, based on purchase payments (accumulated at 5% annually) minus the proportionate withdrawal amount* of each partial surrender (and any applicable fees and surrender charges) (accumulated at 5% annually) until the lock-in date; or
(c)     is the highest accumulated value on any prior contract anniversary, plus purchase payments and minus the proportionate withdrawal amount* of each partial surrender (and any applicable fees and surrender charges) made after that contract anniversary and prior to the lock-in date.
NOTE: For Contracts issued in New York on or after November 23, 2003, the enhanced death benefit is the greater of (a) or (c).
The proportionate withdrawal amount is equal to ((i) divided by (ii)) multiplied by the amounts determined in (b) or above immediately prior to the partial surrender, where:
(i)     is the amount of the partial surrender (and any applicable fees and surrender charges); and
(ii)     is the accumulated value immediately before the partial surrender.
Lock-In Feature - At the later of five years after the rider effective date or the contract anniversary following the original owner’s or original annuitant’s 75th birthday (the “lock-in date”), the death benefit amount is locked-in. After the lock-in date, the death benefit increases by purchase payments (subject to applicable restrictions) made after the lock-in date and decreases by the adjusted proportionate withdrawal amount of each partial surrender (and any applicable fees and surrender charges). After the lock-in date, once the standard death benefit equals the enhanced death benefit, the enhanced death benefit and any associated charge terminate. The standard death benefit then applies.
Payment of Death Benefit
The death benefit is usually paid within five business days of our receiving all documents (including proof of death) that we require to process the claim. Payment is made according to benefit instructions provided by you. Some states require this payment to be made in less than five business days. Under certain circumstances, this payment may be delayed (see 16. ADDITIONAL INFORMATION ABOUT THE CONTRACT – Delay of Payments). We pay interest (as required by state law) on the death benefit from the date we receive all required documents until payment is made or until the death benefit is applied under an annuity benefit payment option.
NOTE: Proof of death includes: a certified copy of a death certificate; a certified copy of a court order; a written statement by a medical doctor; or other proof satisfactory to us.

The accumulated value remains invested in the divisions until the valuation period during which we receive the required documents. If more than one beneficiary is named, each beneficiary’s portion of the death benefit remains invested in the divisions until the valuation period during which we receive the required documents for that beneficiary. After payment of all of the death benefit, the Contract is terminated.
Example 1 - Standard Death Benefit
Contract issue date = September 1
Initial premium payment = $100,000
Additional premium payments = $0
Withdrawals = $0
On the Contract anniversary in the following calendar year, assume the Contract accumulated value is $90,000.
The Standard Death Benefit is the greatest of a, b, or c below.
a)Accumulated value = $90,000
b)Total premium payments minus any partial surrenders = $100,000 - $0 = $100,000
c)N/A – Contract has not reached 7th Contract anniversary
The Standard Death Benefit on the first Contract anniversary is $100,000.
Example 2 - Standard Death Benefit
Contract issue date = September 1
Initial premium payment = $100,000
Additional premium payment received on October 3 of the same calendar year = $25,000
Withdrawals = $0
On the Contract anniversary in the following calendar year, assume the Contract accumulated value is $160,000.
The Standard Death Benefit is the greatest of a, b, or c below.
a)Accumulated value = $160,000
b)Total premium payments minus any partial surrenders = $100,000 + $25,000 - $0 = $125,000
c)N/A – Contract has not reached 7th Contract anniversary
The Standard Death Benefit on the first Contract anniversary is $160,000.
Example 3 - Standard Death Benefit
Contract issue date = September 1
Initial premium payment = $100,000
Additional premium payments = $0
Withdrawals = $0
On the 7th Contract anniversary, assume the Contract accumulated value is $150,000.
On the 8th Contract anniversary, assume the Contract accumulated value is $140,000.
The Standard Death Benefit is the greatest of a, b, or c below.
a)Accumulated value = $140,000
b)Total premium payments minus any partial surrenders = $100,000 - $0 = $100,000
c)Contract accumulated value on 7th Contract anniversary = $150,000
The Standard Death Benefit on the 8th Contract anniversary is $150,000.
Example 4 - Standard Death Benefit – for Contracts issued prior to November 23, 2003 (and all contracts issued in Louisiana, Oregon, and South Carolina)
Contract issue date = September 1
Initial premium payment = $100,000
Additional premium payments = $0
Withdrawal on September 1 of next calendar year = $10,000
On the Contract anniversary in the following calendar year, assume the Contract accumulated value immediately after to the withdrawal is $115,000.

The Standard Death Benefit is the greatest of a, b, or c below.
a)Accumulated value = $115,000
b)Total premium payments minus any partial surrenders = $100,000 - $10,000 = $90,000
c)N/A – Contract has not reached 7th Contract anniversary
The Standard Death Benefit on the first Contract anniversary is $115,000.
Example 4 - Standard Death Benefit
Contract issue date = September 1
Initial premium payment = $100,000
Additional premium payments = $0
Withdrawals = $0
On the 7th Contract anniversary, assume the Contract accumulated value is $150,000.
On the 8th Contract anniversary, assume the Contract accumulated value is $140,000.
The Standard Death Benefit is the greatest of a, b, or c below.
a)Accumulated value = $140,000
b)Total premium payments minus any partial surrenders = $100,000 - $0 = $100,000
c)Contract accumulated value on 7th Contract anniversary = $150,000
The Standard Death Benefit on the 8th Contract anniversary is $150,000.
Example 5 - Standard Death Benefit - for Contracts issued on or after November 23, 2003 (except contracts issued in Louisiana, Oregon, and South Carolina)
Contract issue date = September 1
Initial premium payment = $100,000
Additional premium payments = $0
Withdrawal on September 1 of next calendar year = $10,000
On the Contract anniversary in the following calendar year, assume the Contract accumulated value immediately after to the withdrawal is $115,000.
The Standard Death Benefit is the greatest of a, b, or c below.
a)Accumulated value = $115,000
b)Total premium payments minus any partial surrenders = $100,000 – [$100,000 * ($10,000 / $125,000)] = $92,000
c)N/A – Contract has not reached 7th Contract anniversary
The Standard Death Benefit on the first Contract anniversary is $115,000.
Example 6 - Enhanced Death Benefit Rider
Contract issue date = September 1
Initial premium payment = $100,000
Additional premium payments = $0
Withdrawals = $0
On the Contract anniversary in the following calendar year, assume the Contract accumulated value is $90,000 and the Standard Death Benefit is $100,000.
The Enhanced Death Benefit is the greatest of a, b, or c below.
a)Standard Death Benefit = $100,000
b)Annual increasing death benefit = $100,000 (1.05) = $105,000
c)Highest accumulated value on any prior contract anniversary = $100,000
The Enhanced Death Benefit on the first Contract anniversary is $105,000.
NOTE: For Contracts issued in New York, the enhanced death benefit is the greater of (a) or (c), which would be $100,000.

Example 7 - Enhanced Death Benefit Rider
Contract issue date = September 1
Initial premium payment = $100,000
Additional premium payment received on September 1 of the next calendar year = $25,000
Withdrawals = $0
On the Contract anniversary in the following calendar year, assume the Contract accumulated value is $160,000 and the Standard Death Benefit is $160,000.
The Enhanced Death Benefit is the greatest of a, b, or c below.
a)Standard Death Benefit = $160,000
b)Annual increasing death benefit = $100,000 (1.05) + $25,000 = $130,000
c)Highest accumulated value on any prior contract anniversary = $125,000
The Enhanced Death Benefit on the first Contract anniversary is $160,000.
NOTE: For Contracts issued in New York, the enhanced death benefit is the greater of (a) or (c), which would be $160,000.
Example 8 - Enhanced Death Benefit Rider
Contract issue date = September 1
Initial premium payment = $100,000
Additional premium payments = $0
Withdrawals = $0
On the 6th Contract anniversary, assume the Contract accumulated value is $155,000.
On the 7th Contract anniversary, assume the Contract accumulated value is $150,000.
On the 8th Contract anniversary, assume the Contract accumulated value is $140,000 and the Standard Death Benefit is $150,000.
The Enhanced Death Benefit is the greatest of a, b, or c below.
a)Standard Death Benefit = $150,000
b)Annual increasing death benefit = $100,000 (1.05)^8 = $147,745.54
c)Highest accumulated value on any prior contract anniversary = $155,000
The Enhanced Death Benefit on the 8th Contract anniversary is $155,000.
NOTE: For Contracts issued in New York, the enhanced death benefit is the greater of (a) or (c), which would be $155,000.
Example 9 - Enhanced Death Benefit Rider – for Contracts issued prior to November 23, 2003, and all contracts issued in New Jersey and Washington
Contract issue date = September 1
Initial premium payment = $100,000
Additional premium payments = $0
Withdrawal on September 1 of next calendar year = $10,000
On the Contract anniversary in the following calendar year, assume the Contract accumulated value immediately after to the withdrawal is $115,000 and the Standard Death Benefit is $115,000.
The Enhanced Death Benefit is the greatest of a, b, or c below.
a)Standard Death Benefit = $115,000
b)Annual increasing death benefit = $100,000 (1.05) - $10,000 = $95,000
c)Highest accumulated value on any prior contract anniversary = $125,000 - $10,000 = $115,000
The Enhanced Death Benefit on the first Contract anniversary is $115,000.
NOTE: For Contracts issued in New York, the enhanced death benefit is the greater of (a) or (c), which would be $115,000.

Example 10 - Enhanced Death Benefit Rider – for Contracts issued on or after November 23, 2003 (except for contracts issued in New Jersey and Washington)
Contract issue date = September 1
Initial premium payment = $100,000
Additional premium payments = $0
Withdrawal on September 1 of next calendar year = $10,000
On the Contract anniversary in the following calendar year, assume the Contract accumulated value immediately after to the withdrawal is $115,000 and the Standard Death Benefit is $115,000.
The Enhanced Death Benefit is the greatest of a, b, or c below.
a)Standard Death Benefit = $115,000
b)Annual increasing death benefit = $100,000 (1.05) - [$100,000 * ($10,000 / $125,000)] = $97,000
c)Highest accumulated value on any prior contract anniversary = $125,000 - [$100,000 * ($10,000 / $125,000)] = $117,000
The Enhanced Death Benefit on the first Contract anniversary is $117,000.
NOTE: For Contracts issued in New York, the enhanced death benefit is the greater of (a) or (c), which would be $117,000.
Purchase Payment Credit Rider
The Purchase Payment Credit Rider applies credits to the accumulated value for purchase payments made in contract year one. This rider may not be available in all states and may be subject to additional restrictions. Some rider provisions may vary from state to state. We may withdraw or prospectively restrict the availability of this rider at any time. For information regarding availability of this rider, you may contact your registered representative or call us at 1-800-852-4450.
This rider can only be elected at the time the Contract is issued. Once this rider is elected, it cannot be terminated.
If you elect this rider, the following provisions apply to the Contract:
•We will apply a credit of 5% of the purchase payment to your accumulated value for each purchase payment received during your first contract year on the date each purchase payment is applied to the Contract. For example, if you make a purchase payment of $10,000 in your first contract year, a credit amount of $500 will be added to your accumulated value (5% x $10,000).
•No credit(s) are applied to your accumulated value for purchase payments made after the first contract year.
•The credit is allocated among the investment options according to your then current purchase payment allocations.
•Credits are considered earnings under the Contract, not purchase payments.
•All purchase payments are subject to the 9-year surrender charge table (see 7. CHARGES – Deferred Sales Load (“Surrender Charge”)).
•The Purchase Payment Credit Rider cannot be cancelled and the associated 9-year surrender charge period cannot be changed.
If you elect the Purchase Payment Credit Rider, your unit values will be lower than if you did not elect the rider. The difference reflects the annual charge for the Purchase Payment Credit Rider. In order to stop assessing the annual charge for the Purchase Payment Credit Rider, there will be a one-time adjustment to the number of units in each division at the completion of the eighth contract year. The unit value used to calculate your accumulated value will increase at that time to reflect there is no longer an annual charge for the Purchase Payment Credit Rider. Therefore, to maintain your accumulated value, the number of units in each division will decrease. The following example is provided to assist you in understanding the one-time adjustment at the completion of the eighth contract year.

	Sample Division Unit Value	Number of Units in Sample Division	Accumulated Value
Prior to the one-time adjustment	25.560446	1,611.0709110	$41,179.69
After the one-time adjustment	26.659024	1,544.6811189	$41,179.69

You should carefully examine the Purchase Payment Credit Rider to decide if this rider is suitable for you as there are circumstances under which you would be worse off for having received the credit. In making this determination, you should consider the following factors:
•the length of time you plan to own your Contract (this rider increases the amount and duration of the surrender charges, see 7. CHARGES – Deferred Sales Load (“Surrender Charge”);
•the amount and timing of your purchase payment(s). Any purchase payments made after the first contract year will be assessed higher Separate Account charges although no credit is applied to those purchase payments; and
•the higher Separate Account charges have a negative impact on investment performance.
The charges used to recoup our cost for the purchase payment credit(s) include the surrender charge and the Purchase Payment Credit Rider charge. The current charge for the rider is 0.60% of the average daily net assets of the annuitization date.
The following tables demonstrate hypothetical surrender values for Contracts with and without this rider but do not show the impact of partial surrenders. The tables are based on:
•a $100,000 initial purchase payment and no additional purchase payments;
•the deduction of total Separate Account annual expenses:
•Contracts with the Purchase Payment Credit Rider:
•2.00% annually for the first eight contract years
•1.40% annually after the first eight contract years
•Contracts without the Purchase Payment Credit Rider:
•1.40% annually for all contract years.
•the deduction of the arithmetic average of the underlying mutual fund expenses as of December 31, 2023;
•0%, 5% and 10% annual rates of return before charges; and
•payment of the $30 annual contract fee (while the Contract’s value is less than $30,000).

0% Annual Return			5% Annual Return		10% Annual Return
Contract Year	Surrender Value without Purchase Payment Credit Rider	Surrender Value with Purchase Payment Credit Rider	Surrender Value without Purchase Payment Credit Rider	Surrender Value with Purchase Payment Credit Rider	Surrender Value without Purchase Payment Credit Rider	Surrender Value with Purchase Payment Credit Rider
1	$92,453.42	$94,614.45	$97,153.42	$99,444.45	$101,853.42	$104,472.22
2	$90,355.86	$91,909.22	$99,776.20	$101,532.16	$110,028.24	$112,476.20
3	$88,306.20	$89,282.00	$102,470.23	$103,808.76	$118,981.45	$121,049.78
4	$87,115.08	$86,730.53	$106,316.42	$106,175.09	$129,625.52	$130,233.48
5	$85,928.06	$85,059.74	$110,340.23	$109,591.50	$141,013.77	$141,070.73
6	$84,745.52	$83,408.08	$114,446.17	$113,059.04	$153,203.62	$152,608.05
7	$83,567.82	$81,775.77	$118,636.48	$116,578.81	$166,256.92	$164,895.24
8	$83,126.56	$80,162.97	$123,913.46	$120,151.91	$181,240.31	$177,985.67
9	$81,228.29	$79,053.39	$127,279.45	$124,524.38	$195,225.54	$193,028.42
10	$79,373.36	$79,335.04	$130,736.87	$130,988.46	$210,289.93	$211,154.77
15	$70,715.10	$70,680.96	$149,484.83	$149,772.50	$304,949.36	$306,203.49
20	$63,001.31	$62,970.89	$170,921.30	$171,250.21	$442,218.56	$306,203.49
The higher the rate of return, the more advantageous the Purchase Payment Credit Rider becomes. However, Contracts with the Purchase Payment Credit Rider are subject to both a greater surrender charge and a longer surrender charge period than Contracts issued without the Purchase Payment Credit Rider. If you surrender your Contract with the Purchase Payment Credit Rider while subject to a surrender charge, your surrender value may be less than the surrender value of a Contract without the Purchase Payment Credit Rider.
Automatic Portfolio Rebalancing (APR)
For details about this benefit, see 8. GENERAL DESCRIPTION OF THE CONTRACT.
Scheduled Transfers (Dollar Cost Averaging)
For details about this benefit, see 8. GENERAL DESCRIPTION OF THE CONTRACT.

Waiver of Surrender Charge Rider
For details about the waiver of surrender charge rider, see 3. OVERVIEW OF THE CONTRACT.
11. PURCHASES AND CONTRACT VALUE

How to Buy a Contract
If you want to buy a Contract, you must submit an application and make an initial purchase payment. If you are buying the Contract to fund a SIMPLE-IRA or SEP, an initial purchase payment is not required at the time you send in the application. If the application is complete and the Contract applied for is suitable and meets all other regulatory requirements, the Contract is issued. If the completed application is received in good order, the initial purchase payment is credited within two valuation days after the later of receipt of the application or receipt of the initial purchase payment at our home office. If the initial purchase payment is not credited within five valuation days, it is refunded unless we have received your permission to retain the purchase payment until we receive the information necessary to issue the Contract.
The date the Contract is issued is the contract date. The contract date is the date used to determine contract years, regardless of when the Contract is delivered.
Accumulated Value
The accumulated value of your Contract is the total of the Separate Account division value plus the Fixed Account value. The Fixed Account is described in 8. GENERAL DESCRIPTION OF THE CONTRACT – Contract Provisions and Limitations – Fixed Account.
There is no guaranteed minimum Separate Account division value. The value reflects the investment experience of the divisions that you choose and also reflects your purchase payments, partial surrenders, surrender charges, partial annuitizations and the Contract expenses deducted from the Separate Account.
The Separate Account division value changes from day to day. To the extent the accumulated value is allocated to the Separate Account divisions, you bear the investment risk. At the end of any valuation period, your Contract’s value in a division is:
•the number of units you have in a division multiplied by
•the value of a unit in the division.
The number of units is equal to the total units purchased by allocations to the division from:
•your initial purchase payment;
•subsequent purchase payments;
•purchase payment credits; and
•transfers from another investment option
minus units sold:
•for partial surrenders and/or partial annuitizations from the division;
•as part of a transfer to another division or the Fixed Account; and
•to pay Contract charges and fees (not deducted as part of the daily unit value calculation).
Unit values are calculated each valuation date at the close of normal trading of the NYSE (generally 4:00 p.m. EST). To calculate the unit value of a division, the unit value from the previous valuation date is multiplied by the division’s net investment factor for the current valuation period. The number of units does not change due to a change in unit value.

The net investment factor measures the performance of each division. The net investment factor for a valuation period is [(a plus b) divided by (c)] minus d where:
a =     the share price (net asset value) of the underlying mutual fund at the end of the valuation period;
b =     the per share amount of any dividend* (or other distribution) made by the mutual fund during the valuation period;
c =     the share price (net asset value) of the underlying mutual fund at the end of the previous valuation period; and
d =     the daily charge for Total Separate Account Annual Expenses and any Riders, if applicable. The daily charge is calculated by dividing the annual amount of these expenses by 365 and multiplying by the number of days in the valuation period.
*    When an investment owned by an underlying mutual fund pays a dividend, the dividend increases the net asset value of a share of the underlying mutual fund as of the date the dividend is recorded. As the net asset value of a share of an underlying mutual fund increases, the unit value of the corresponding division also reflects an increase. Payment of a dividend under these circumstances does not increase the number of units you own in the division.
The Company reserves the right to terminate a Contract and send you the accumulated value if no purchase payments are paid during two consecutive calendar years and the accumulated value (or total purchase payments less partial surrenders and applicable surrender charges) is less than $2,000. The Company will first notify you of its intent to exercise this right and give you 60 days to increase the accumulated value to at least $2,000. Termination of the Contract will not unfairly discriminate against any owner.
Distribution of the Contract
The principal underwriter of the Contract is Principal Securities, Inc. (“PSI”), which is a wholly-owned subsidiary of Principal Financial Services, Inc. and an affiliate of the Company. PSI’s address is Principal Securities, Inc., 655 9th Street, Des Moines, IA 50392.
12. SURRENDERS AND WITHDRAWALS

This section describes general surrenders (“surrenders”) under your Contract.
Surrenders
You may surrender your Contract by providing us notice. Surrender requests may be sent to us at the following address (or by contacting us as set forth in 16. ADDITIONAL INFORMATION ABOUT THE CONTRACT – Telephone and Internet Services):
Principal Life Insurance Company
PO Box 9382
Des Moines, Iowa 50306-9382
Surrenders result in the redemption of units and your receipt of the value of the redeemed units minus any applicable surrender charge and fees. Surrender values are calculated using the price next determined after we receive your request. Surrenders from the Separate Account are generally paid within seven days of the effective date of the request for surrender (or earlier if required by law). However, certain delays in payment are permitted (see 16. ADDITIONAL INFORMATION ABOUT THE CONTRACT – Delay of Payments). Surrenders before age 59½ may involve an income tax penalty (see 13. TAXES).
You may specify surrender allocation percentages with each partial surrender request. If you do not provide us with specific percentages, we will use your purchase payment allocation percentages for the partial surrender. Surrenders may be subject to a surrender charge (see 7. CHARGES).

Free Surrender Amount
The free surrender amount may be surrendered without a surrender charge. This amount is the greater of:
•earnings in the Contract (earnings equal accumulated value less unsurrendered purchase payments as of the date of the surrender); or
•10% of the purchase payments, decreased by any partial surrenders and partial annuitizations since the last Contract anniversary.
Any amount not taken under the free surrender amount in a contract year is not added to the amount available under the free surrender amount for any following contract year(s).
Unscheduled partial surrenders of the free surrender amount may be subject to the transaction fee (see 7. CHARGES - Transaction Fee).
When Surrender Charges Do Not Apply. The surrender charge does not apply to:
•amounts applied under an annuity benefit payment option; or
•payment of any death benefit, however, the surrender charge does apply to purchase payments made by a surviving spouse after an owner’s death; or
•amounts distributed to satisfy the minimum distribution requirement of Section 401(a)(9) of the Internal Revenue Code, provided that the amount surrendered does not exceed the minimum distribution amount which would have been calculated based on the value of this Contract alone; or
•an amount transferred from a Contract used to fund an IRA to another annuity contract issued by the Company to fund an IRA of the participant’s spouse when the distribution is made pursuant to a divorce decree.
Total Surrender
•You may surrender the Contract at any time before the annuitization date.
•Surrender values are calculated using the price next determined after we receive your request in good order.
•The cash surrender value is your accumulated value minus any applicable surrender charges and fee(s) (Contract fee and/or prorated share of the charge(s) for the rider(s)).
•We reserve the right to require you to return the Contract.
•The written consent of all collateral assignees and irrevocable beneficiaries must be obtained prior to surrender. A collateral assignment is an agreement under which you assign the annuity benefits to a lender as collateral for a loan. An irrevocable beneficiary is someone whose name cannot be removed from this annuity contract without his or her consent.
Unscheduled Partial Surrender
•You may surrender a part of your accumulated value at any time before the annuitization date.
•You must specify the dollar amount of the surrender (which must be at least $100).
•The surrender is effective at the end of the valuation period during which we receive your written request for surrender.
•The surrender is deducted from your investment options according to your surrender allocation percentages.
•If surrender allocation percentages are not specified, we use your purchase payment allocation percentages.
•We surrender units from your investment options to equal the dollar amount of the surrender request plus any applicable surrender charge and transaction fee, if any.
•Your accumulated value after the unscheduled partial surrender must be equal to or greater than $5,000; we reserve the right to increase this amount up to and including $10,000.
•The written consent of all collateral assignees and irrevocable beneficiaries must be obtained prior to surrender.

Scheduled Partial Surrender
•You may request partial surrenders from any of your investment options on a scheduled basis.
•Your accumulated value must be at least $5,000 when the scheduled partial surrenders begin.
•You may specify monthly, quarterly, semi-annually or annually and choose a surrender date (other than the 29th, 30th or 31st).
•If the selected date is not a valuation date, the partial surrender is completed on the next valuation date.
•All scheduled partial surrenders occurring on the Contract anniversary are reflected in the values for the prior contract year.
•We surrender units from your investment options to equal the dollar amount of the partial surrender request plus any applicable partial surrender charge.
•The partial surrenders continue until your value in the investment option is zero or we receive written notice to stop the partial surrenders.
•The written consent of all collateral assignees and irrevocable beneficiaries must be obtained prior to partial surrender.
13. TAXES
The following description is a general summary of the tax rules, primarily related to federal income taxes, which in our opinion are currently in effect. These rules are based on laws, regulations and interpretations which are subject to change at any time. This summary is not comprehensive and is not intended as tax advice. Federal estate and gift tax considerations, as well as state and local taxes, may also be material. You should consult a tax advisor about the tax implications of taking action under a Contract or related retirement plan.
Taxation of Non-Qualified Contracts
Non-Qualified Contracts
Section 72 of the Internal Revenue Code (the “Code”) governs the income taxation of annuities in general.
•Purchase payments made under non-qualified contracts are not excludable or deductible from your gross income or any other person’s gross income.
•An increase in the accumulated value of a non-qualified contract owned by a natural person resulting from the investment performance of the Separate Account or interest credited to the Fixed Account is generally not taxable until paid out as surrender proceeds, death benefit proceeds, or otherwise.
•Generally, owners who are non-natural persons (such as a trust, partnership or corporation) are immediately taxed on any increase in the accumulated value unless the non-natural person is acting as an agent for a natural person.
The following discussion applies generally to Contracts owned by natural persons.
•Surrenders or partial surrenders are taxed as ordinary income to the extent of the accumulated income or gain under the Contract.
•The value of the Contract pledged or assigned is taxed as ordinary income to the same extent as a partial surrender.
•Annuity benefit payments:
•The basic rule for taxing annuity benefit payments is that part of each annuity benefit payment is considered a nontaxable return of the investment in the Contract and part is considered taxable income. An “exclusion ratio” is applied to each annuity benefit payment to determine how much of the payment is excludable from gross income. The remainder of the annuity benefit payment is includable in gross income for the year received.
•The “investment in the Contract” is generally the total of the purchase payments made less any tax-free return of purchase payments.
•After the investment in the Contract is paid out, the full amount of any annuity benefit payment is taxable.
For purposes of determining the amount of taxable income resulting from distributions, all Contracts and other annuity contracts issued by us or our affiliates to the same owner within the same calendar year are treated as if they are a single contract.
Transfer of ownership may have tax consequences to the owner. For owners who are non-natural persons changing the annuitant may have tax consequences to the owner. Please consult with your tax advisor before changing the owner or annuitant on your Contract.

Required Distributions for Non-Qualified Contracts
In order for a non-qualified contract to be treated as an annuity contract for federal income tax purposes, the Code requires:
•If the person receiving payments dies on or after the annuitization date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of the interest is distributed at least as rapidly as under the method of distribution being used as of the date of that person’s death.
•If you die prior to the annuitization date, the entire interest in the Contract will be distributed:
•within five years after the date of your death; or
•as annuity benefit payments (or similar periodic payments) which begin within one year of your death and which are made over the life of your designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary.
•If the Contract is owned by a trust, corporation or other non-natural person, then the death of the annuitant will be treated as the death of the owner.

Generally, unless the beneficiary elects otherwise, the above requirements are satisfied prior to the annuitization date by paying the death benefit in a single payment, subject to proof of your death. The beneficiary may elect, by written request, to receive an annuity benefit payment option instead of a single payment.
If your designated beneficiary is your surviving spouse, the Contract may be continued with your spouse deemed to be the new owner for purposes of the Code. When the owner receiving payments is not a natural person, the required distributions provided for in the Code apply upon the death of the annuitant.
Early Distribution Penalty
If you take a premature distribution from the Contract, you may incur a 10% income tax penalty on the taxable portion of the distribution, unless the distribution is:
•made on or after you reach age 59½;
•made to a beneficiary on or after your death;
•made upon your disability as defined in the Code;
•part of a series of substantially equal periodic payments for the life or life expectancy of you or you and your designated beneficiary;
•made under an immediate annuity contract; or
•allocable to contributions made prior to August 14, 1982.
Tax reporting distributions from an annuity contract that is owned by a trust: The Internal Revenue Service (IRS) determined in Private Letter Ruling 202031008 that a non-grantor trust cannot attain age 59½, become disabled, or have a life expectancy. Thus, the IRS held that those three exceptions to the 10% penalty are not applicable to distributions from a deferred annuity contract that is owned by a non-grantor trust. Alternatively, the IRS held that a deferred annuity contract owned by a grantor trust can utilize those three exceptions if the grantor qualifies for the exception (for example, the grantor attained age 59½ at the time of the distribution). Consult a tax advisor for further information.
Tax-Free Exchanges
Under Section 1035 of the Code, the exchange of one annuity contract for another is not a taxable transaction if the same owner is on each contract in the exchange, but may be reportable to the IRS.
Net Investment Income Tax
The Net Investment Income Tax is imposed at a rate of 3.8% on net investment income for higher tax bracket individuals.
This tax may apply to an individual’s net investment income if the individual’s modified Adjustable Gross Income exceeds $200,000 for a single filer or $250,000 for a married filing jointly filer. The tax applies to income from interest, dividends, annuities, royalties and rents not obtained in a normal trade of business. The tax may also apply to certain trusts and estates with net investment income.
Income from annuities that are part of a qualified retirement plan (as described in the following section) are not treated as investment income for the purpose of this new tax and thus are not subject to the new 3.8% rate but may be includible for purposes of determining whether the applicable Net Investment Income Tax income limits are exceeded.

Taxation of Qualified Contracts
Tax-Qualified Contracts: IRA, SEP, and SIMPLE-IRA
The Contract may be used to fund IRAs, SEPs, and SIMPLE-IRAs.
•IRA – An Individual Retirement Annuity (IRA) is a retirement savings annuity. Contributions grow tax deferred.
•SEP-IRA – SEP stands for Simplified Employee Pension and is a form of IRA. A SEP allows you, as an employer, to provide retirement benefits for your employees by contributing to their IRAs.
•SIMPLE-IRA – SIMPLE stands for Savings Incentive Match Plan for Employees. A SIMPLE-IRA allows employees to save for retirement by deferring salary on a pre-tax basis and receiving predetermined company contributions.
The tax rules applicable to owners, annuitants and other payees vary according to the type of plan and the terms and conditions of the plan itself. In general, purchase payments made under a retirement program recognized under the Code are excluded from the participant’s gross income for tax purposes prior to the annuity benefit payment date (subject to applicable state law). The portion, if any, of any purchase payment made that is not excluded from their gross income is their investment in the Contract. Aggregate deferrals under all plans at the employee’s option may be subject to limitations.
Tax-qualified retirement arrangements, such as IRAs, SEPs, and SIMPLE-IRAs, are tax-deferred. You derive no additional benefit from the tax deferral feature of the annuity. Consequently, an annuity should be used to fund an IRA, or other tax qualified retirement arrangement to benefit from the annuity’s features other than tax deferral. These features may include guaranteed lifetime income, death benefits without surrender charges, guaranteed caps on fees, and the ability to transfer among investment options without sales or withdrawal charges.
The tax implications of these plans are further discussed in the SAI under the heading Taxation Under Certain Retirement Plans. Check with your tax advisor for the rules which apply to your specific situation.
Premature Distributions
There is a 10% additional penalty tax under the Code on the taxable portion of a “premature distribution” from IRAs, IRA rollovers, SEP-IRAs and SIMPLE-IRAs. The tax penalty is increased to 25% in the case of distributions from SIMPLE-IRAs during the first two years of participation in the SIMPLE IRA. Generally, an amount is a “premature distribution” unless the distribution is:
•made on or after you reach age 59½;
•made to a beneficiary on or after your death;
•made upon your disability as defined in the Code;
•part of a series of substantially equal periodic payments for the life or life expectancy of you or you and your designated beneficiary;
•made to pay certain deductible medical expenses;
•for health insurance premiums while unemployed;
•for first home purchases (up to $10,000);
•for qualified higher education expenses;
•for qualified disaster tax relief distributions;
•for qualified reservist distributions;
•for terminal illness distributions;
•a corrective distribution (for an excess contribution and any allocable earnings) made on or before the due date (including extensions) of your income tax return;
•for amounts levied by the IRS directly against your IRA; or
•a qualified birth or adoption distribution (up to $5,000).
For more information regarding premature distributions, please reference IRS Publication 590-B and consult your tax advisor.

Rollover IRAs
If you receive a lump-sum distribution from a qualified retirement plan, tax-sheltered annuity or governmental 457(b) plan, you may maintain the tax-deferred status of the distribution by rolling it over into an eligible retirement plan or IRA. You can accomplish this by electing a direct rollover from the plan, or you can receive the distribution and roll it over into an eligible retirement plan or IRA within 60 days. However, if you do not elect a direct rollover from the plan, the plan is required to withhold 20% of the taxable portion of the distribution. This amount is sent to the IRS as income tax withholding to be credited against your taxes. Amounts received prior to age 59½ and not rolled over may be subject to an additional 10% penalty tax. You may roll over amounts from a qualified plan directly to a Roth IRA. As part of this rollover, previously taxed deferred funds from the qualified plan are converted to after-tax funds under a Roth IRA. Generally, the entire rollover is taxable (unless it includes after-tax dollars) and is included in gross income in the year of the rollover/conversion. For more information, please consult your tax advisor.
In addition, not more frequently than once every twelve months, an owner may execute one tax-free indirect rollover from one IRA to another, subject to the 60-day limitation. The once-per-year limitation on rollovers does not apply to direct transfers of funds between IRA providers or to Roth IRA conversions. For more information, please consult your tax advisor.
Roth IRAs
The Contract may be purchased to fund a Roth IRA. Contributions to a Roth IRA are not deductible from taxable income. Subject to certain limitations, a traditional IRA, SEP-IRA or SIMPLE-IRA may be converted into a Roth IRA or a distribution from such an arrangement may be rolled over to a Roth IRA. However, a conversion or a rollover to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free. For more information, please contact your tax advisor.
Required Minimum Distributions for IRAs
The Required Minimum Distribution (RMD) regulations dictate when individuals must start taking payments from their IRA. Generally, you must commence taking required minimum distributions (“RMDs”) from an IRA Contract not later than your “Required Beginning Date.” The Required Beginning Date for your first RMD for IRAs (including SEPs and SIMPLE IRAs) is April 1st of the year following the calendar year in which you reach
•70½ if you attained 70½ by December 31st, 2019
•72 if you attained 72 by December 31st, 2022
•73 if you attain age 72 on/after January 1st, 2023
•75 if you attain age 74 on/after January 1st, 2033
Thereafter, the RMD is required no later than December 31 of each calendar year.
The RMD rules apply to traditional IRAs, as well as SEP-IRAs and SIMPLE-IRAs, during the lifetime and after the death of IRA owners. They do not, however, apply to Roth IRAs during the lifetime of the Roth IRA owner. If an individual owns more than one IRA, the RMD amount must be determined for each IRA, but the actual distribution can be satisfied from a combination of one or more of the owner's IRAs. Roth IRAs may not be aggregated with other IRAs, but may be aggregated with other Roth IRAs.
Upon the death of the owner the required minimum distribution options available to the beneficiary will depend upon the beneficiary’s status at the time of death.
Eligible Designated Beneficiary: An “eligible designated beneficiary” may direct that payment of his/her benefits be made or started no later than December 31 of the year following the year of owner’s death with annual distributions of at least the required minimum distribution. An eligible designated beneficiary is any designated beneficiary who is (1) the owner’s spouse, (2) no more than ten (10) years younger than the owner, (3) the owner’s minor child who has not reached majority (age 21), (4) disabled, or (5) chronically ill. If the surviving spouse is the eligible designated beneficiary on the IRA Contract, the surviving spouse may have additional distribution options. An eligible designated beneficiary who is the owner’s minor child ceases to retain the status of eligible designated beneficiary upon reaching the age of majority. Upon reaching majority the entire remaining balance of the Contract must be distributed by December 31 of the year in which occurs the tenth anniversary of the minor attaining majority.

Non-eligible Designated Beneficiary: A non-eligible designated beneficiary must distribute the entire balance of the IRA Contract by December 31 of the year in which occurs the tenth anniversary of the owner’s death. If the owner had reached his or her Required Beginning Date prior to death, the beneficiary must continue taking distributions during the 10-year period at least as rapidly as under the method in effect at the date of death, and then any remaining balance must be distributed by December 31 of the year in which occurs the tenth anniversary of the owner’s death.
No individual designated as beneficiary: If the owner had not reached his or her Required Beginning Date prior to death and there is no designated beneficiary or owner’s beneficiary is not an individual (for example, the beneficiary is the owner’s estate), the entire balance of the IRA Contract must be paid by December 31 of the year in which occurs the fifth anniversary of owner’s death. If owner had attained his or her Required Beginning Date prior to death, and there is no designated beneficiary or owner’s beneficiary is not an individual, distributions must continue at least as rapidly as under the method in effect at the date of death.
An IRS penalty tax of up to 25% may be imposed on the amount by which the required minimum distribution in any year exceeds the amount actually distributed in that year.
Withholding
Annuity benefit payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld. State withholding tax may also apply.
Notwithstanding the recipient’s election, withholding may be required on payments delivered outside the United States. Moreover, special withholding rules may require us to disregard the recipient’s election if the recipient fails to supply us with a taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies us that the taxpayer identification number provided by the recipient is incorrect.
14. LEGAL PROCEEDINGS
There are no legal proceedings pending which are likely to have a material adverse effect on Separate Account B, the ability of the principal underwriter to perform its obligations, or the ability of the Company to meet its obligations under the Contract.
15. FINANCIAL STATEMENTS
The financial statements of the Company and the Separate Account can be found in the Statement of Additional Information ("SAI"). The consolidated financial statements of Principal Life Insurance Company that are incorporated in the SAI should be considered only as they relate to our ability to meet our obligations under the Contract. They do not relate to the investment performance of the assets held in Separate Account B.
16. ADDITIONAL INFORMATION ABOUT THE CONTRACT
The Contract
The entire Contract is made up of the Contract, amendments, riders and endorsements and data page. Only our corporate officers can agree to change or waive any provisions of a Contract. Any change or waiver must be in writing and signed by an officer of the Company.
Delay of Payments
Surrendered amounts are generally disbursed within seven calendar days after we receive your instruction for a surrender in a form acceptable to us. This period may be shorter where required by law. However, payment of any amount upon total or partial surrender, death, annuitization of the accumulated value or the transfer to or from a division may be deferred during any period when the right to sell mutual fund shares is suspended as permitted under provisions of the Investment Company Act of 1940 (as amended).

The right to sell shares may be suspended during any period when:
•trading on the NYSE is restricted as determined by the SEC or when the NYSE is closed for other than weekends and holidays; or
•an emergency exists, as determined by the SEC, as a result of which:
•disposal by a mutual fund of securities owned by it is not reasonably practicable;
•it is not reasonably practicable for a mutual fund to fairly determine the value of its net assets; or
•the SEC permits suspension for the protection of security holders.
If payments are delayed the transfer will be processed on the first valuation date following the expiration of the permitted delay unless we receive your written instructions to cancel your surrender, annuitization, or transfer. Your written instruction must be received in the home office prior to the expiration of the permitted delay. The transaction will be completed within seven business days following the expiration of a permitted delay.
In addition, we reserve the right to defer payment of that portion of your accumulated value that is attributable to a purchase payment made by check for a reasonable period of time (not to exceed 15 business days) to allow the check to clear the banking system.

Misstatement of Age or Gender
If the age or, where applicable, gender of the annuitant has been misstated, we adjust the annuity benefit payment under your Contract to reflect the amount that would have been payable at the correct age and gender. If we make any overpayment because of incorrect information about age or gender, or any error or miscalculation, we deduct the overpayment from the next payment or payments due. Underpayments are added to the next payment.
Assignment
If your Contract is part of your qualified plan, IRA, SEP, or SIMPLE-IRA, you may not assign ownership.
You may assign ownership of your non-qualified contract. Each assignment is subject to any payments made or action taken by the Company prior to our notification of the assignment. We assume no responsibility for the validity of any assignment. An assignment or pledge of a Contract may have adverse tax consequences.
An assignment must be made in writing and filed with us at our home office. The irrevocable beneficiary(ies), if any, must authorize any assignment in writing. Your rights, as well as those of the annuitant and beneficiary, are subject to any assignment on file with us. Any amount paid to an assignee is treated as a partial surrender and is paid in a single payment.
The Company may refuse any assignment or transfer at any time on a non-discriminatory basis and may refuse any assignment where it believes such assignment may cause the development of a trading market.
Contract Termination
We reserve the right to terminate the Contract and make a single payment (without imposing any charges) to you if your accumulated value at the end of the accumulation period is less than $2,000. Before the Contract is terminated, we will send you a notice giving you 60 days to increase the accumulated value to $2,000. Termination of the Contracts will not unfairly discriminate against any owner.
Reinstatement
Reinstatement is only available for full surrender of your Contract. You cannot reinstate a partial surrender or partial annuitization; if you return either of these amounts, they will be considered new purchase payments.
If you have requested to replace this Contract with an annuity contract from another company and want to reinstate this Contract, the following apply:
•we reinstate the Contract effective on the original surrender date;
•if you had the Purchase Payment Credit Rider on the original Contract, the 9-year surrender charge period applies to the reinstated Contract. The remaining surrender charge period, if any, is calculated based on the number of years since the original contract date;
•we apply the amount received from the other company (“reinstatement amount”) and the amount of the surrender charge you paid when you surrendered the Contract;
•these amounts are priced on the valuation date the money from the other company is received by us;
•commissions are not paid on the reinstated amounts; and
•new data page is sent to your address of record.
If you have any of the optional riders, rider fees will apply for the period between the date you requested termination and the date your Contract was reinstated.
If you have any of the optional riders, rider benefits will be adjusted when the amount originally surrendered differs from the reinstated amount.
Reports
We will mail to you a statement, along with any reports required by state law, of your current accumulated value at least once per year prior to the annuitization date. After the annuitization date, any reports will be mailed to the person receiving the annuity benefit payments.
Quarterly statements reflect purchases and redemptions occurring during the quarter as well as the balance of units owned and accumulated values.

Telephone and Internet Services
If you elect telephone services or you elect internet services and satisfy our internet service requirements (which are designed to ensure compliance with federal UETA and E-SIGN laws), instructions for the following transactions may be given to us via the telephone or internet:
•make purchase payment allocation changes;
•set up Dollar Cost Averaging (DCA) scheduled transfers;
•make transfers;
•make changes to Automatic Portfolio Rebalancing (APR); and
•make withdrawals from your annuity in accordance with the Company's current withdrawal guidelines.
Neither the Company nor the Separate Account is responsible for the authenticity of telephone service or internet transaction requests. We reserve the right to refuse telephone service or internet transaction requests. You are liable for a loss resulting from a fraudulent telephone or internet order that we reasonably believe is genuine. We follow procedures in an attempt to assure genuine telephone service or internet transactions. If these procedures are not followed, we may be liable for loss caused by unauthorized or fraudulent transactions. The procedures may include recording telephone service transactions, requesting personal identification (for example, name, address, security phrase, password, daytime telephone number, or birth date) and sending written confirmation to your address of record.
Instructions received via our telephone services and/or the internet are binding on both owners if the Contract is jointly owned.
If the Contract is owned by a business entity or a trust, an authorized individual (with the proper password) may use telephone and/or internet services. Instructions provided by the authorized individual are binding on the owner.
We reserve the right to modify or terminate telephone service or internet transaction procedures at any time. Whenever reasonably feasible, we will provide you with prior notice (by mail or by email, if previously authorized by you) if we modify or terminate telephone service or internet transaction procedures. In some instances, it may not be reasonably feasible to provide prior notice if we modify or terminate telephone service or internet transaction procedures; however, any modification or termination will apply to all Contract owners in a non-discriminatory fashion.
Telephone Services
Telephone services are available to you. Telephone services may be declined on the application or at any later date by providing us with written notice. You may also elect telephone authorization for your registered representative by providing us written notice.
If you elect telephone privileges, instructions
•may be given by calling us at 1-800-852-4450 while we are open for business (generally, between 8 a.m. and 6 p.m. Eastern Time on any day that the NYSE is open).
•that are in good order and received by us before the close of a valuation period will receive the price next determined (the value as of the close of that valuation period).
•that are in good order and received by us after the close of a valuation period will receive the price next determined (the value as of the close of the next valuation period).
•that are not in good order when received by us will be effective the next valuation date that we receive good order instructions.
Internet
Internet services are available to you if you register for a secure login on the Principal Financial Group web site, www.principal.com. You may also elect internet authorization for your registered representative by providing us written notice.

If you register for internet privileges, instructions
•that are in good order and received by us before the close of a valuation period will receive the price next determined (the value as of the close of that valuation period).
•that are in good order and received by us after the close of a valuation period will receive the price next determined (the value as of the close of the next valuation period).
•that are not in good order when received by us will be effective the next valuation day that we receive good order instructions.
Important Information About Customer Identification Procedures
To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who applies for a Contract. When you apply for a Contract, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver’s license or other identifying documents.
If concerns arise with verification of your identification, no transactions will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identity within 30 days of our receipt of your original purchase payment, the Contract will be terminated and any value surrendered in accordance with normal redemption procedures. We will not suspend your right of full redemption or postpone the date of payment upon redemption except as permitted by Section 22(e) of the Investment Act of 1940 or as amended.
We do not knowingly sell annuities that are for the benefit of a business/organization that is illegal under Federal and/or State law (such as a marijuana clinic), or a person who owns or receives income from such an entity or whose source of funds is illegal.
Performance Calculation
The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the hypothetical performance of its divisions for this Contract as if the Contract had been issued on or after the date the underlying mutual fund in which the division invests was first offered. The hypothetical performance from the date of the inception of the underlying mutual fund in which the division invests is calculated by reducing the actual performance of the underlying mutual fund by the fees and charges of this Contract as if it had been in existence.
The yield and total return figures described below vary depending upon market conditions, composition of the underlying mutual fund’s portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles. The Separate Account may also quote rankings, yields or returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance. For further information on how the Separate Account calculates yield and total return figures, see the SAI.
From time to time the Separate Account advertises its Money Market division’s “yield” and “effective yield” for these Contracts. Both yield figures are based on historical earnings and are not intended to indicate future performance. The “yield” of the division refers to the income generated by an investment in the division over a 7-day period (which period is stated in the advertisement). This income is then “annualized.” That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The “effective yield” is calculated similarly but, when annualized, the income earned by an investment in the division is assumed to be reinvested. The “effective yield” is slightly higher than the “yield” because of the compounding effect of the assumed reinvestment.
The Separate Account also advertises the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable accumulated value.
The Underlying Mutual Funds
The underlying mutual funds are registered under the Investment Company Act of 1940 as open-end investment management companies. The underlying mutual funds provide the investment vehicles for the Separate Account.

We purchase and sell shares of the underlying mutual fund for the Separate Account at their net asset value. Shares represent interests in the underlying mutual fund available for investment by the Separate Account. Each underlying mutual fund corresponds to one of the divisions. The assets of each division are separate from the others. A division’s performance has no effect on the investment performance of any other division.
The underlying mutual funds are NOT available to the general public directly. The underlying mutual funds are available only as investment options in variable life insurance policies and/or variable annuity contracts issued by life insurance companies and qualified plans. Some of the underlying mutual funds have been established by investment advisers that manage publicly available mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly available mutual funds, you should understand that the underlying mutual funds are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of any underlying mutual fund may differ substantially from the investment performance of a publicly available mutual fund.
Legal Opinions
Legal matters applicable to the issue and sale of the Contracts, including our right to issue Contracts under Iowa Insurance Law, have been passed upon by Doug Hodgson, Counsel.
Other Variable Annuity Contracts
The Company currently offers other variable annuity contracts that participate in Separate Account B. In the future, we may designate additional group or individual variable annuity contracts as participating in Separate Account B.
Householding
To avoid sending duplicate copies of materials to owners, only one copy of the applicable prospectus will be mailed to owners having the same name and address on our records. The consolidation of these mailings, called householding, benefits us through reduced mailing expense. If you want to receive multiple copies of these materials, you may call us at 1-800-852-4450. You may also notify us in writing. Individual copies of prospectuses and reports will be sent to you within thirty (30) days after we receive your request to stop householding.
Payments to Financial Intermediaries
The Company pays compensation to broker-dealers, financial institutions, and other parties (“Financial Intermediaries”) for the sale of the Contract according to schedules in the sales agreements and other agreements reached between the Company and the Financial Intermediaries. Such compensation generally consists of commissions on purchase payments made on the Contract.
Conflicts of Interest Related to Underlying Mutual Funds
Compensation and Underlying Mutual Fund Selection
When selecting the underlying mutual funds, we consider each such fund’s investment strategy, asset class, manager’s reputation, and performance. We also consider the amount of compensation that we receive from the underlying mutual funds, their advisers, sub-advisers, or their distributors, which can be significant. Additionally, we offer certain underlying mutual funds at least in part because they are managed by an affiliate.
Compensation We Receive from Underlying Mutual Funds
The Company and certain of our affiliates receive compensation from certain underlying mutual funds pursuant to Rule 12b-1 under the 1940 Act. This compensation is paid out of an underlying mutual fund’s assets and is as much as 0.25% of the average net assets of an underlying mutual fund that are attributable to the variable life insurance products issued by us and our affiliates that offer the particular fund (the Company’s variable contracts). An investment in an underlying mutual fund with a 12b-1 fee will increase the cost of your investment.

Compensation We Receive from Underlying Mutual Fund Advisors
We and certain of our affiliates also receive compensation from the advisers and sub-advisers to some of the underlying mutual funds. We use this compensation for such purposes as paying expenses that we incur in promoting, issuing, distributing and administering the Contract and providing services on behalf of the underlying mutual funds in our role as intermediary. Some advisers and sub-advisers pay us more than others; some advisers and sub-advisers do not pay us any such compensation. Such compensation is not reflected in an underlying mutual fund's expenses in cases where it is not paid directly out of such fund’s assets, or if it is derived, in whole or in part, from the advisory fee deducted from fund assets. Owners, through their indirect investment in the underlying mutual funds, bear the costs of these advisory fees.
Other Conflicts of Interest
The underlying mutual funds are available to registered separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as to the separate account and other separate accounts of the Company. Although we do not anticipate any disadvantages to these arrangements, it is possible that a material conflict may arise between the interests of the separate account and one or more of the other separate accounts participating in the underlying mutual funds. A conflict may occur, for example, as a result of a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the owners and payees and those of other insurance companies, or some other reason. In the event of a conflict of interest, we will take steps necessary to protect owners and payees, including withdrawing the Separate Account from participation in the underlying mutual funds involved in the conflict or substituting shares of other funds.
Mutual Fund Diversification
The United States Treasury Department has adopted regulations under Section 817(h) of the Internal Revenue Code which establishes standards of diversification for the investments underlying mutual funds available under this Contract. Under this Internal Revenue Code Section, separate account investments must be adequately diversified in order for the increase in the value of non-qualified contracts to receive tax-deferred treatment. In order to be adequately diversified, the portfolio of each underlying mutual fund must, as of the end of each calendar quarter or within 30 days thereafter, have no more than 55% of its assets invested in any one investment, 70% in any two investments, 80% in any three investments and 90% in any four investments. Failure of an underlying mutual fund to meet the diversification requirements could result in tax liability to non-qualified contract holders.
The investment opportunities of the underlying mutual funds could conceivably be limited by adhering to the above diversification requirements. This would affect all owners, including owners of contracts for whom diversification is not a requirement for tax-deferred treatment.
State Regulation
The Company is subject to the laws of the State of Iowa governing insurance companies and to regulation by the Iowa Insurance Division. An annual statement in a prescribed form must be filed by March 1 in each year covering our operations for the preceding year and our financial condition on December 31 of the prior contract year. Our books and assets are subject to examination by the Commissioner of Insurance of the State of Iowa, or the Commissioner’s representatives, at all times. A full examination of our operations is conducted periodically by the National Association of Insurance Commissioners. Iowa law and regulations also prescribe permissible investments, but this does not involve supervision of the investment management or policy of the Company.
In addition, we are subject to the insurance laws and regulations of other states and jurisdictions where we are licensed to operate. Generally, the insurance departments of these states and jurisdictions apply the laws of the state of domicile in determining the field of permissible investments.
Independent Registered Public Accounting Firm
The financial statements of Principal Life Insurance Company Separate Account B and the consolidated financial statements of Principal Life Insurance Company are incorporated in the SAI. Those statements and related schedules have been audited by Ernst & Young, LLP, independent registered public accounting firm, 801 Grand Avenue, Suite 3100, Des Moines, IA 50309, for the periods indicated in their reports which also appear in the SAI.

17. REGISTRATION STATEMENT AND SAI

The Statement of Additional Information dated the same as this prospectus (the “SAI”) (Part B of the registration statement) and Part C of the registration statement, have been filed with the SEC. The SAI is hereby incorporated by reference into this prospectus.
The SAI includes additional information about the Company, the Separate Account, and the Contract, and is available, without charge, upon request. To obtain a copy of the SAI free of charge, or make inquiries about your Contract, contact your financial professional or write or telephone:

Principal Securities, Inc.
a company of
the Principal Financial Group
Des Moines, IA 50392-2080
Telephone: 1-800-852-4450

You also may obtain a free copy of the SAI by writing to Principal® Variable Annuity (Flexible Variable Annuity), Principal Financial Group, P.O. Box 9382, Des Moines, Iowa 50306-9382. The SAI and other information also are available on the Company’s website (www.principal.com) or by email request (annuityinternet@principal.com). You can also visit the SEC’s website at https://www.sec.gov, for the SAI, as well as for reports and other information about the Separate Account. Copies of this information on the SEC's website may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: https://publicinfo@sec.gov.

EDGAR Contract Identifier: C000004195

The name of the Contract is Principal® Variable Annuity (Flexible Variable Annuity with Purchase Payment Credit Rider). The registration numbers for the Contract are 333-40254 and 811-02091.

APPENDIX A

INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

Variable Options

The following is a list of underlying mutual funds available under the Contract. More information about the underlying funds is available in the underlying mutual fund statutory and summary prospectuses, which may be amended from time to time and can be found online at https://www.principal.com/FVAwPPCreport, call 1-800-852-4450, or by sending a request to annuityinternet@principal.com.

The current expense and performance information below reflects fees and expenses of the underlying mutual funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance.

The availability of investment options may vary depending in your financial professional or your financial professional's firm. See 8. GENERAL DESCRIPTION OF THE CONTRACT - Financial Intermediary Variations.

Type	Fund Name	Adviser/ Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
				1 Year	5 Year	10 Year
Small/Mid U.S. Equity	AB Variable Products Series Fund, Inc. Discovery Value Portfolio Class A	AllianceBernstein L.P.	0.82%	2.89%	8.75%	8.55%
High Yield Bond	American Funds Insurance Series® American High-Income Trust ® Class 2 [1,2]	Capital Research and Management Company	0.62%	8.24%	5.60%	6.96%
Moderate Allocation	American Funds Insurance Series® Asset Allocation Fund Class 2	Capital Research and Management Company	0.54%	15.85%	8.97%	9.77%
International Equity	American Funds Insurance Series® SMALLCAP World Fund [14] Class 2 [1,2]	Capital Research and Management Company	0.90%	14.64%	0.49%	7.23%
Large Blend	American Funds Insurance Series® Growth-Income Fund Class 2 [1,2]	Capital Research and Management Company	0.53%	18.06%	13.90%	13.92%

Appendix A - Investment Options Available    60
Under the Contract

International Equity	American Funds Insurance Series® New World Fund ® Class 2 [1,2]	Capital Research and Management Company	0.82%	28.29%	5.33%	9.25%
Large U.S. Equity	American Funds Insurance Series® Washington Mutual Investors Fund Class 2 [1,2]	Capital Research and Management Company	0.50%	17.21%	13.89%	12.36%
Global Allocation	BlackRock Variable Series Funds, Inc. BlackRock Global Allocation V.I. Fund Class III	BlackRock Advisors, LLC/BlackRock (Singapore) Limited BlackRock International Limited	1.01%	19.42%	5.51%	7.33%
Moderate Allocation	BlackRock Variable Series Funds, Inc. 40/60 Target Allocation ETF V.I. Fund Class III [2,3]	BlackRock Advisors, LLC	0.33%	15.37%	7.05%	8.45%
Large Growth	Calvert Variable Trust, Inc. CVT Nasdaq 100 Index Portfolio Class F [2]	Calvert Research and Management/ Ameritas Investment Partners, Inc.	0.74%	20.10%	14.45%	18.79%
Short-Term Bond	Columbia Funds Variable Insurance Trust II Select Short Corporate Income Fund Class 2 [1,2,15]	Columbia Management Investment Advisers, LLC	0.66%	6.00%	1.90%	2.94%
Small/Mid U.S. Equity	Deutsche DWS Variable Series II DWS Small Mid Cap Value VIP Class B [2]	DWS Investment Management Americas, Inc.	1.17%	17.85%	9.27%	7.18%
Convertibles	EQ Advisors Trust SM 1290 VT Convertible Securities Portfolio Class IB [1,2]	Equitable Investment Management Group, LLC/ SSGA Funds Management, Inc.	0.90%	15.79%	2.91%	8.89%

Appendix A - Investment Options Available    61
Under the Contract

Small Blend	EQ Advisors Trust SM 1290 VT GAMCO Small Company Value Portfolio Class IB	Equitable Investment Management Group, LLC/ GAMCO Asset Management, Inc.	1.05%	12.82%	11.24%	10.77%
Small Growth	EQ Advisors Trust SM 1290 VT Micro Cap Portfolio Class IB [1,2]	Equitable Investment Management Group, LLC/ Lord, Abbett & Co. LLC	1.15%	16.42%	4.31%	12.26%
Global Large - Stock Blend	EQ Advisors Trust SM 1290 VT SmartBeta Equity ESG Portfolio Class IB	Equitable Investment Management Group, LLC/ AXA Investment Managers US Inc.	1.10%	13.95%	10.21%	10.74%
Large Blend	EQ Advisors Trust SM 1290 VT Socially Responsible Portfolio Class IB	Equitable Investment Management Group, LLC/ BlackRock Investment Management, LLC	0.90%	17.23%	13.04%	13.83%
Large U.S. Equity	Fidelity® Variable Insurance Products Trust I Fidelity® VIP Equity-Income Portfolio SM Service Class 2	Fidelity Management & Research Company, LLC/FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	0.71%	18.75%	12.23%	11.32%

Appendix A - Investment Options Available    62
Under the Contract

Large U.S. Equity	Fidelity® Variable Insurance Products Trust I Fidelity® VIP Growth Portfolio Service Class	Fidelity Management & Research Company, LLC/FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	0.65%	14.80%	13.59%	17.33%
Foreign Large Growth	Fidelity® Variable Insurance Products Trust I Fidelity® VIP Overseas Portfolio Service Class 2	Fidelity Management & Research Company, LLC/FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	0.97%	20.05%	6.35%	7.66%

Appendix A - Investment Options Available    63
Under the Contract

Large U.S. Equity	Fidelity® Variable Insurance Products Trust II Fidelity® VIP Contrafund SM Portfolio Service Class	Fidelity Management & Research Company, LLC/FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	0.64%	21.42%	15.26%	15.66%
Other - Equity Energy	Fidelity® Variable Insurance Products Trust IV Fidelity® VIP Energy Portfolio Service Class 2	Fidelity Management & Research Company, LLC/FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	0.85%	10.34%	23.86%	7.69%

Appendix A - Investment Options Available    64
Under the Contract

Other - Health	Fidelity® Variable Insurance Products Trust IV Fidelity® VIP Health Care Portfolio Service Class 2	Fidelity Management & Research Company, LLC/FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	0.84%	14.10%	3.92%
Money Market	Fidelity® Variable Insurance Products Trust V Fidelity® VIP Government Money Market Portfolio Initial Class	Fidelity Management & Research Company, LLC/FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	0.25%	4.13%	3.10%	2.03%
Global Real Estate	Franklin Templeton Variable Insurance Product Trust Franklin Global Real Estate VIP Fund Class 2 [1]	Franklin Advisers, Inc.	1.25%	7.93%	2.36%	3.03%
Small/Mid U.S. Equity	Franklin Templeton Variable Insurance Product Trust Franklin Small Cap Value VIP Fund Class 2 [1]	Franklin Mutual Advisers, LLC	0.91%	7.65%	8.86%	9.81%

Appendix A - Investment Options Available    65
Under the Contract

Fixed Income	Franklin Templeton Variable Insurance Product Trust Templeton Global Bond VIP Fund Class 2 [1]	Templeton Asset Management, Ltd.	0.75%	15.73%	-0.96%	-0.15%
Mid-Cap Blend	Goldman Sachs Variable Insurance Trust Goldman Sachs Mid Cap Value Fund Institutional Shares [1]	Goldman Sachs Asset Management, L.P.	0.81%	9.39%	10.05%	10.02%
Small/Mid U.S. Equity	Goldman Sachs Variable Insurance Trust Goldman Sachs Small Cap Equity Insights Fund Institutional Shares [1]	Goldman Sachs Asset Management, L.P.	0.81%	16.14%	10.47%	10.84%
Bank Loan	Guggenheim Variable Funds Trust Series F (Floating Rate Strategies Series) Gugg VT [1]	Guggenheim Partners Investment Management, LLC	1.15%	3.57%	4.56%	4.12%
Large U.S. Equity	Invesco Variable Insurance Funds Invesco V.I. American Franchise Fund Series I	Invesco Advisers, Inc.	0.85%	11.67%	10.35%	14.87%
Large U.S. Equity	Invesco Variable Insurance Funds Invesco V.I. Core Equity Fund Series I	Invesco Advisers, Inc.	0.8%	16.17%	12.81%	11.73%
Small/Mid U.S. Equity	Invesco Variable Insurance Funds Invesco V.I. Discovery Mid Cap Growth Fund Series I	Invesco Advisers, Inc.	0.86%	4.79%	3.90%	11.38%
Other - Health	Invesco Variable Insurance Funds Invesco V.I. Health Care Fund Series I	Invesco Advisers, Inc.	0.99%	15.33%	3.80%	6.58%
Small/Mid U.S. Equity	Invesco Variable Insurance Funds Invesco V.I. Main Street Small Cap Fund® Series II	Invesco Advisers, Inc.	1.09%	8.44%	8.07%	10.31%

Appendix A - Investment Options Available    66
Under the Contract

Small/Mid U.S. Equity	Invesco Variable Insurance Funds Invesco V.I. Small Cap Equity Fund Series I	Invesco Advisers, Inc.	0.96%	8.05%	7.32%	9.55%
Other - Technology	Invesco Variable Insurance Funds Invesco V.I. Technology Fund Series I	Invesco Advisers, Inc.	0.96%	20.47%	10.30%	15.78%
International Equity	Janus Aspen Series Trust Janus Henderson Global Sustainable Equity Portfolio Service Shares [1,2]	Janus Henderson Investors US LLC	0.99%	17.26%
Small/Mid U.S. Equity	Janus Aspen Series Trust Janus Henderson Enterprise Portfolio Service Shares	Janus Henderson Investors US LLC	0.97%	7.41%	7.35%	12.51%
Intermediate Core - Plus Bond	Janus Aspen Series Trust Janus Henderson Flexible Bond Portfolio Service Shares [1,2]	Janus Henderson Investors US LLC	0.82%	7.22%	-0.47%	2.07%
Large U.S. Equity	Lincoln Variable Insurance Products Trust LVIP Avantis Large Cap Value Fund Standard Class II [2,10]	Lincoln Financial Investments Corporation/American Century Investment Management, Inc.	0.71%	14.86%	8.78%	10.39%
Inflation - Protected Bond	Lincoln Variable Insurance Products Trust LVIP American Century Inflation Protection Fund Service Class [2]	Lincoln Financial Investments Corporation/American Century Investment Management, Inc.	0.72%	6.33%	0.62%	2.61%

Appendix A - Investment Options Available    67
Under the Contract

Small/Mid U.S. Equity	Lincoln Variable Insurance Products Trust LVIP American Century Mid Cap Value Fund Service Class [2]	Lincoln Financial Investments Corporation/American Century Investment Management, Inc.	1.01%	8.83%	8.72%	8.96%
Large U.S. Equity	Lincoln Variable Insurance Products Trust LVIP American Century Ultra Fund Standard Class II [2]	Lincoln Financial Investments Corporation/American Century Investment Management, Inc.	0.75%	12.84%	11.68%	17.16%
Large U.S. Equity	Lincoln Variable Insurance Products Trust LVIP American Century Value Fund Service Class [2]	Lincoln Financial Investments Corporation/American Century Investment Management, Inc.	0.86%	15.85%	11.47%	10.07%
Small/Mid U.S. Equity	MFS® Variable Insurance Trust MFS® New Discovery Series Service Class [1,2]	Massachusetts Financial Services Company	1.12%	12.56%	-0.54%	10.46%
International Equity	MFS® Variable Insurance Trust II MFS® International Intrinsic Equity Portfolio Service Class [1,2,9]	Massachusetts Financial Services Company	1.14%	32.96%	7.02%	9.68%
Small/Mid U.S. Equity	Nomura Funds Ivy Variable Insurance Portfolios/Nomura VIP Small Cap Value Series Service Class [1,6]	Delaware Management Company, a series of Nomura Investment Management Business Trust	1.04%	7.83%	8.93%	8.84%
Aggressive Allocation	Northern Lights Variable Trust TOPS TM Aggressive ETF Portfolio Investor Class [3,11]	Valmark Advisers, Inc./ Milliman Financial Risk Management, LLC	0.79%	18.53%	9.15%	9.99%

Appendix A - Investment Options Available    68
Under the Contract

Moderate Allocation	Northern Lights Variable Trust TOPS TM Balanced ETF Portfolio Investor Class [3]	Valmark Advisers, Inc./ Milliman Financial Risk Management, LLC	0.79%	12.59%	5.26%	6.10%
Moderately Conservative Allocation	Northern Lights Variable Trust TOPS TM Conservative ETF Portfolio Investor Class [3]	Valmark Advisers, Inc./ Milliman Financial Risk Management, LLC	0.81%	9.76%	4.09%	4.77%
Moderately Conservative Allocation	Northern Lights Variable Trust TOPS TM Moderately Aggressive ETF Portfolio Investor Class [3,12]	Valmark Advisers, Inc./ Milliman Financial Risk Management, LLC	0.79%	17.74%	8.30%	9.12%
Moderate Allocation	Northern Lights Variable Trust TOPS TM Moderate ETF Portfolio Investor Class [3,13]	Valmark Advisers, Inc./ Milliman Financial Risk Management, LLC	0.78%	14.87%	6.66%	7.63%
Short-Term Fixed Income	PIMCO Variable Insurance Trust PIMCO Low Duration Portfolio Advisor Class [3]	Pacific Investment Management Company, LLC	0.76%	5.42%	1.47%	1.69%
Large Growth	Principal Variable Contract Funds, Inc. PVC – Blue Chip Account Class 2 [1,2]	Principal Global Investors, LLC	0.90%	9.32%	9.56%
Fixed Income	Principal Variable Contract Funds, Inc. PVC – Core Plus Bond Account Class 1	Principal Global Investors, LLC	0.50%	7.46%	-0.48%	2.36%
Moderately Conservative Allocation	Principal Variable Contract Funds, Inc. PVC – Diversified Balanced Account Class 1 [3]	Principal Global Investors, LLC	0.24%	12.46%	5.93%	7.51%

Appendix A - Investment Options Available    69
Under the Contract

Moderately Conservative Allocation	Principal Variable Contract Funds, Inc. PVC – Diversified Balanced Adaptive Allocation Account Class 2 [3,8]	Principal Global Investors, LLC	0.53%	7.00%	4.50%
Moderate Allocation	Principal Variable Contract Funds, Inc. PVC – Diversified Growth Adaptive Allocation Account Class 2 [3,7]	Principal Global Investors, LLC	0.53%	7.31%	6.13%
International Equity	Principal Variable Contract Funds, Inc. PVC – Diversified International Account Class 1	Principal Global Investors, LLC	0.86%	32.36%	7.40%	8.08%
Large U.S. Equity	Principal Variable Contract Funds, Inc. PVC – Equity Income Account Class 1	Principal Global Investors, LLC	0.48%	15.50%	10.21%	11.51%
International Equity	Principal Variable Contract Funds, Inc. PVC – Global Emerging Markets Account Class 1	Principal Global Investors, LLC	1.12%	37.27%	5.06%	8.12%
Fixed Income	Principal Variable Contract Funds, Inc. PVC – Government & High-Quality Bond Account Class 1	Principal Global Investors, LLC	0.50%	7.91%	-0.23%	1.26%
Large U.S. Equity	Principal Variable Contract Funds, Inc. PVC – Large Cap Growth Account I Class 1 [1,2]	Principal Global Investors, LLC/Los Angeles Capital Management, LLC T. Rowe Price Associates, Inc. Westfield Capital Management Company, L.P.	0.67%	11.39%	9.44%	15.00%

Appendix A - Investment Options Available    70
Under the Contract

Large U.S. Equity	Principal Variable Contract Funds, Inc. PVC – Large Cap S&P 500 Index Account Class 1	Principal Global Investors, LLC	0.20%	17.62%	14.14%	14.52%
Small/Mid U.S. Equity	Principal Variable Contract Funds, Inc. PVC – MidCap Account Class 1	Principal Global Investors, LLC	0.53%	1.78%	8.33%	12.58%
Large U.S. Equity	Principal Variable Contract Funds, Inc. PVC – Principal Capital Appreciation Account Class 1	Principal Global Investors, LLC	0.63%	13.52%	13.82%	14.35%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Principal LifeTime 2020 Account Class 1 [3]	Principal Global Investors, LLC	0.47%	11.33%	4.65%	6.77%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Principal LifeTime 2030 Account [3] Class 1	Principal Global Investors, LLC	0.50%	13.21%	5.91%	8.07%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Principal LifeTime 2040 Account Class 1 [3]	Principal Global Investors, LLC	0.54%	15.57%	7.56%	9.35%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Principal LifeTime 2050 Account Class 1 [3]	Principal Global Investors, LLC	0.58%	17.50%	8.77%	10.22%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Principal LifeTime Strategic Income Account Class 1 [3]	Principal Global Investors, LLC	0.48%	10.45%	3.48%	4.98%
Small/Mid U.S. Equity	Principal Variable Contract Funds, Inc. PVC – Real Estate Securities Account Class 1	Principal Global Investors, LLC/Principal Real Estate Investors, LLC	0.78%	1.24%	4.88%	5.94%

Appendix A - Investment Options Available    71
Under the Contract

Short - Term Fixed Income	Principal Variable Contract Funds, Inc. PVC – Short-Term Income Account Class 1	Principal Global Investors, LLC	0.42%	5.48%	2.33%	2.52%
Small/Mid U.S. Equity	Principal Variable Contract Funds, Inc. PVC – SmallCap Account Class 1	Principal Global Investors, LLC	1.10%	14.78%	6.02%	9.29%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Strategic Asset Management (SAM) – Balanced Portfolio Class 1 [3]	Principal Global Investors, LLC	0.68%	14.00%	7.27%	8.29%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Strategic Asset Management (SAM) – Conservative Balanced Portfolio Class 1 [3]	Principal Global Investors, LLC	0.67%	11.69%	5.04%	6.39%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Strategic Asset Management (SAM) – Conservative Growth Portfolio Class 1 [3]	Principal Global Investors, LLC	0.72%	15.56%	9.00%	9.94%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Strategic Asset Management (SAM) – Flexible Income Portfolio Class 1 [3]	Principal Global Investors, LLC	0.64%	9.96%	3.57%	5.12%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Strategic Asset Management (SAM) – Strategic Growth Portfolio Class 1 [3]	Principal Global Investors, LLC	0.75%	16.86%	10.16%	10.96%

Appendix A - Investment Options Available    72
Under the Contract

Defined Outcome	Principal Variable Contract Funds, Inc. PVC – U.S. LargeCap S&P 500 Index Buffer April Account Class 2 [1,2,3,4,5]	Principal Global Investors, LLC	0.98%	11.95%
Defined Outcome	Principal Variable Contract Funds, Inc. PVC – U.S. LargeCap S&P 500 Index Buffer January Account Class 2 [1,2,3,4,5]	Principal Global Investors, LLC	0.99%	12.74%
Defined Outcome	Principal Variable Contract Funds, Inc. PVC – U.S. LargeCap S&P 500 Index Buffer July Account Class 2 [1,2,3,4,5]	Principal Global Investors, LLC	1.00%	13.26%
Defined Outcome	Principal Variable Contract Funds, Inc. PVC – U.S. LargeCap S&P 500 Index Buffer October Account Class 2 [1,2,3,4,5]	Principal Global Investors, LLC	0.99%	13.10%
Commodities Broad Basket	Rydex Variable Trust Commodities Strategy Fund Rydex VT [1,2]	Security Investors, LLC (d/b/a Guggenheim Investments)	1.73%	4.89%	12.80%	4.76%
Systematic Trend	Rydex Variable Trust Global Managed Futures Strategy Fund Rydex VT [1,2]	Security Investors, LLC (d/b/a Guggenheim Investments)	2.18%	3.65%	3.94%	1.27%
Multistrategy	Rydex Variable Trust Multi-Hedge Strategies Fund Rydex VT [1,2]	Security Investors, LLC (d/b/a Guggenheim Investments)	1.75%	1.25%	1.23%	1.62%

Appendix A - Investment Options Available    73
Under the Contract

Equity - Precious Metals	VanEck Variable Insurance Products Trust VanEck VIP Global Gold Fund Class S [1]	VanEck Associates Corporation	1.30%	164.43%	20.00%	20.89%
Other - Natural Resources	VanEck Variable Insurance Products Trust VanEck VIP Global Resources Fund Class S	VanEck Associates Corporation	1.32%	36.17%	10.24%	8.06%

1. The Fund's current expenses are subject to a temporary expense reimbursement and/or fee waiver arrangement that is in place. This arrangement may be terminated in the future and, therefore, the expense figures shown reflect temporary fee reductions. Please refer to the Fund's prospectus for more information.
2. This Fund pays 12b-1 fees to Principal Securities, Inc. ("PSI").
3. This Fund is a fund of funds. The funds of funds expenses may be higher than other fund types because the expenses of the selected Fund include the expenses of the funds it holds.
4. This Fund is not available in the state of New York.
5. This Fund may not be available through all broker-dealers.
6. Prior to December 1, 2025, the name of this fund was the Macquarie VIP Small Cap Value Series.
7. On or about May 1, 2026, the PVC Diversified Growth Strategic Allocation Account merged into the PVC Diversified Growth Adaptive Allocation Account.
8. On or about May 1, 2026, the PVC Diversified Balanced Strategic Allocation Account merged into the PVC Diversified Balanced Adaptive Allocation Account.
9. Prior to April 30, 2026, the name of this fund was the MFS ® International Intrinsic Value Portfolio.
10. Prior to May 1, 2026, the name of this fund was the LVIP American Century Disciplined Core Value Fund.
11. Prior to May 1, 2026, the name of this fund was the TOPS ® Aggressive Growth ETF Portfolio.
12. Prior to May 1, 2026, the name of this fund was the TOPS ® Growth ETF Portfolio.
13. Prior to May 1, 2026, the name of this fund was the TOPS ® Moderate Growth ETF Portfolio.
14. Prior to May 1, 2026, the name of this fund was the American Funds Insurance Series Small Capitalization Fund.
15. Prior to May 1, 2026, the name of this fund was the Columbia Variable Portfolio Limited Duration Credit Fund.

Fixed Options

These are the fixed interest options currently available under the Contract. We may change the features of the fixed interest options listed below, offer new fixed interest options, and terminate existing fixed interest options. We will provide you with written notice before doing so. See 8. GENERAL DESCRIPTION OF THE CONTRACT - Fixed Account.

Name	Term	Minimum Guaranteed Interest Rate
Fixed Account	N/A	3.00%

Appendix A - Investment Options Available    74
Under the Contract

APPENDIX B – PRINCIPAL® VARIABLE ANNUITY EXCHANGE OFFER

Principal® Variable Annuity Exchange Offer (“exchange offer”)
The Principal® Variable Annuity Exchange Offer (“exchange offer”) is no longer available for new exchanges with applications signed July 1, 2025 and later.

Original owners of an eligible Principal® Variable Annuity (Flexible Variable Annuity) contract (“old contract”) may elect to exchange their old contract for a new Principal® Lifetime Income Solutions II Variable Annuity contract ("new contract") subject to the exchange offer terms and conditions. To determine if it is in your best interest to participate in the exchange offer, we recommend that you consult with your tax advisor and financial professional before electing to participate in the exchange offer.
You are eligible to participate in the exchange offer when:
•Your old contract is not subject to any surrender charges; and
•The exchange offer is available in your state. The exchange offer is available in all U.S. states except New York.
Exchange Offer Terms and Conditions
•You must qualify for and select either the Target Income Protector, Flexible Income Protector, or Flexible Income Protector Plus rider. To qualify, you (or the annuitant if the original owner is a non-natural person) must be between the ages of 45 and 80.
•You must receive a current prospectus for the new contract.
•You must complete all required exchange offer forms.
•If we approve your application to participate in the exchange offer, you are directing that all of your investment options under your old contract be terminated. The resulting amount will be transferred to your new contract and allocated as you direct. The Target Income Protector, Flexible Income Protector, and Flexible Income Protector Plus riders result in restrictions of your Contract investment options (review the prospectus for the new product in its entirety for full details).
•The amount being exchanged to the new contract cannot be allocated to the DCA Plus accounts. Information about the DCA Plus Accounts can be found in the prospectus for the new product.
•Any new purchase payments (excluding the amount transferred under this exchange offer) you make to the new contract are subject to surrender charges.
•At Contract issue, the Guaranteed Minimum Withdrawal Benefit (“GMWB”) death benefit under your new contract will be the greater of the death benefit under your old contract on the exchange date or the GMWB death benefit under the new contract.
•We reserve the right to require you to return your old contract to us. Upon issuing you a new contract, your old contract will terminate.
•The exchange offer is not available for partial exchanges.
•Only one old contract can be exchanged for one new contract.
Exchange Offer Duration
Currently, there is no closing date for the exchange offer. We reserve the right, however, to modify or terminate the exchange offer upon reasonable written notice to you.
IMPORTANT CONSIDERATIONS
An exchange may or may not be in your best interest.
The features and benefits, investment options, and charges and deductions of the new contract differ from those of your old contract. Upon making an exchange, any existing protections under the existing Contract would be lost, such as access to the Fixed Account. For your convenience, we have provided the following chart with a side-by-side summary comparison of the features and costs of your old contract and the new contract available under the exchange offer.
There may be additional differences important for you to consider prior to making an exchange. You should carefully review the prospectus for the new product and compare it to this prospectus before deciding to make an exchange. To obtain a prospectus, please contact us at 1-800-852-4450.

Appendix B – Principal Variable Annuity     75
Exchange Offer

Summary Comparison* of Principal® Variable Annuity and
Principal® Lifetime Income Solutions II Variable Annuity with GMWB Rider
You must select either the Target Income Protector, Flexible Income Protector, or Flexible Income Protector Plus rider.

A. Features	Principal® Variable Annuity	Principal® Lifetime Income Solutions II Variable Annuity
GMWB Rider(s)	Not available	Target Income Protector Flexible Income Protector Flexible Income Protector Plus
GMWB investment options Target Income Protector -OR- Flexible Income Protector -OR- Flexible Income Protector Plus	Not applicable Not applicable Not applicable
Diversified Balanced Adaptive Allocation Account
Diversified Growth Adaptive Allocation Account
Diversified Income Account
Fidelity VIP Government Money Market Portfolio

Diversified Balanced Account
Diversified Balanced Strategic Allocation Account
Diversified Growth Account
Diversified Growth Strategic Allocation Account
Diversified Income Account
Fidelity VIP Government Money Market Portfolio

Diversified Balanced Account**
Diversified Balanced Strategic Allocation Account**
Diversified Growth Account**
Diversified Growth Strategic Allocation Account**
Diversified Income Account
Fidelity VIP Government Money Market Portfolio
PVC U.S. LargeCap S&P 500 Index Buffer April Account
PVC U.S. LargeCap S&P 500 Index Buffer January Account
PVC U.S. LargeCap S&P 500 Index Buffer July Account
PVC U.S. LargeCap S&P 500 Index Buffer October Account

Fixed Rate Options (including 2 dollar-cost averaging options)	1 year - Fixed Account	6 month - DCA Plus account*** 12 month - DCA Plus account***
Automatic Portfolio Rebalancing	Quarterly, Semi-Annually, Annually	Calendar Quarterly (required with GMWB riders)
No. of Free Division Transfers/ contract year	12	1
*    Does not reflect state variations.
**    Effective July 1, 2022, this account in not available to customers with an application signature date on or after July 1, 2022 who select the Flexible Income Protector Plus rider.
***    Only available for new purchase payments. The DCA Plus Accounts are not available for the amount being exchanged.

Appendix B – Principal Variable Annuity     76
Exchange Offer

B. Annuitization	Principal® Variable Annuity	Principal® Lifetime Income Solutions II Variable Annuity
Annuity Benefit Payments First Available	Any time	Any time on/after the first Contract anniversary
Annuity Benefit Payments	Fixed annuity benefit payments	Same
Annuity Mortality Table	1983a Annuity Mortality Table	2012 Individual Annuity Mortality Period Life Table Mortality Table
Annuity Benefit Payment Options	Fixed period; life income; life income with fixed period; custom options	Life income; life income with guaranteed period; custom options

C. Death Benefit	Principal® Variable Annuity	Principal® Lifetime Income Solutions II Variable Annuity
Death Benefit
An amount equal to the greatest of
(i) total purchase payments less surrenders, or
(ii) Contract value, or
(iii) 7 year Step-Up

For partial surrenders from old contracts prior to November 23, 2003, the death benefit is reduced by the amount of each withdrawal.

For partial surrenders from old contracts issued on or after November 23, 2003, the death benefit is reduced proportionately for each withdrawal.

An amount equal to the greatest of
(i) total premium payments less surrenders, or
(ii) Contract value, or
(iii) 7 year Step-Up

For partial surrenders, withdrawals that are not For Life excess withdrawals will reduce the GMWB Death Benefit by the amount of withdrawal. Any For Life excess withdrawal amounts reduce the GMWB Death Benefit proportionately.

See the Death Benefit section in this appendix for more details.

Optional Enhanced Death Benefit Rider	Available	Not available
Payable	1st owner or annuitant to die	1st owner to die

Appendix B – Principal Variable Annuity     77
Exchange Offer

D. Fees and Charges	Principal® Variable Annuity	Principal® Lifetime Income Solutions II Variable Annuity
Annual Fee (waived for Contracts with accumulated value of $30,000 or more)	Lesser of $30 or 2% of Contract accumulated value	Same
Mortality and Expense Risks Charge*	Maximum: 1.25% Current: 1.25%	Maximum: 1.50% Current: 1.25%
Administration Charge* (on an annual basis)	Maximum: 0.15% Current: 0.05%	Maximum: 0.50% Current: 0.15%
Available Underlying Mutual Fund Expenses**	Maximum Annual: 4.52% Minimum Annual: 0.21%	Maximum Annual: 1.08% Minimum Annual: 0.48%
Target Income Protector Rider Charge - Taken as % of average quarterly For Life withdrawal benefit base.

-OR-

Flexible Income Protector Rider Charge - Taken as % of average quarterly For Life withdrawal benefit base.

-OR-

Flexible Income Protector Plus Rider Charge - Taken as % of average quarterly For Life withdrawal benefit base.
Not available Not available Not available	Maximum Annual: 2.00%

Current Annual: See the applicable GMWB Charges and Percentages Supplement***

Maximum Annual: 2.00%

Current Annual: Current Annual: See the applicable GMWB Charges and Percentages Supplement***

Maximum Annual: 2.00%

Current Annual: Current Annual: See the applicable GMWB Charges and Percentages Supplement***
*    Charges taken daily as a percentage of the average daily Separate Account division value.
**    For the new contract, only maximum and minimum charges for the GMWB investment options are reflected.
***    The For Life withdrawal benefit payment percentages and GMWB Bonus percentages (collectively, "GMWB Percentages") that apply to the new product are determined as described in the applicable GMWB Charges and Percentages Supplement. The prospectus for the new product and the current GMWB Charges and Percentages Supplement are available at www.principal.com/LifeIncomeIIVAReport.

E. Transaction Fees	Principal® Variable Annuity	Principal® Lifetime Income Solutions II Variable Annuity
Surrender Charge Period and % of amount surrendered (applies only to new purchase payments)	9 years (8,8,8,8,7,6,5,4,3) if you elected the Purchase Payment Credit Rider	7 years (6,6,6,5,4,3,2) Premium Payment Credit Rider not available
Unscheduled Partial Surrender	Maximum: lesser of $25 or 2% of each unscheduled partial surrender after the 1st in a contract year. Current: $0/0%	Maximum: lesser of $25 or 2% of each unscheduled partial surrender after the 12th in a contract year. Current $0/0%
Unscheduled Transfers	Maximum: lesser of $30 or 2% of each unscheduled transfer after the 12th in a contract year. Current: $0/0%	Maximum: lesser of $25 or 2% of each unscheduled transfer after the 1st in a contract year. Current: $0/0%
Appendix B – Principal Variable Annuity     78
Exchange Offer

Charges and Expenses
The new contract and your old contract have different annual expenses, different transaction fees, and different investment options that may result in different underlying mutual fund expenses.
Surrender Charges
Under the exchange offer, surrender charges will not apply on any amounts transferred from the old contract to the new contract. Surrender charges under the new contract will only apply to new contract premium payments.
Death Benefit
The death benefit in the new contract will be calculated as specified in the prospectus for the new contract. At the time of the exchange, the death benefit from the old contract will be transferred to the new contract and will be adjusted for new purchase payments made and withdrawals taken under the new contract.
Upon your death, we will pay the greater of the new contract death benefit or the old contract death benefit adjusted as described above.
GMWB Rider
The new contract offers GMWB riders (Target Income Protector, Flexible Income Protector, or Flexible Income Protector Plus) not available under the old contract. A GMWB rider allows you to take certain guaranteed annual withdrawals, regardless of your Contract accumulated value.
Your Contract can only have one GMWB rider. You must qualify for the Target Income Protector, Flexible Income Protector, or Flexible Income Protector Plus rider when you purchase the new contract.
The Target Income Protector, Flexible Income Protector, or Flexible Income Protector Plus rider may not be terminated for 5 contract years following the rider effective date.
A GMWB rider results in restriction of your Contract investment options to more limited GMWB investment options (additional information is included in the prospectus for the new product). The GMWB investment options reflect a balanced investment objective that is intended to support the rider guarantees. If your investment objective is aggressive growth, the rider investment restrictions may not support your investment objective.
Target Income Protector
The Target Income Protector rider offers an annual Step-Up feature. The GMWB Step-Up can increase your rider For Life withdrawal benefit payments if your Contract accumulated value increases. The Contract accumulated value increases whenever additional premium payments are added or the division values rise with market growth.
The Target Income Protector rider also offers a GMWB Bonus. This rider includes an annual bonus for not taking withdrawals for a specific number of years immediately following the purchase of the product. The GMWB Bonus amount will provide an increase to your rider For Life withdrawal benefit payments. The GMWB Bonus does not increase your accumulated value in the product.
The Target Income Protector rider provides your beneficiary(ies) with the GMWB Death Benefit.
Flexible Income Protector
The Flexible Income Protector rider offers an annual Step-Up feature. The GMWB Step-Up can increase your rider For Life withdrawal benefit payments if your accumulated value increases. The accumulated value increases whenever additional premium payments are made or the division values rise with market growth.
The Flexible Income Protector rider provides your beneficiary(ies) with the GMWB Death Benefit.
Appendix B – Principal Variable Annuity     79
Exchange Offer

Flexible Income Protector Plus
The Flexible Income Protector Plus rider offers an annual Step-Up feature. The GMWB Step-Up can increase your rider For Life withdrawal benefit payments if your accumulated value increases. The accumulated value increases whenever additional premium payments are added or the division values rise with market growth.
The Flexible Income Protector Plus rider also offers a GMWB Bonus. This rider includes an annual bonus for not taking withdrawals for a specific number of years immediately following the purchase of the product. The GMWB Bonus amount will provide an increase to your rider For Life withdrawal benefit payments. The GMWB Bonus does not increase your accumulated value.
The Flexible Income Protector Plus rider provides your beneficiary(ies) with the GMWB Death Benefit.
It is important that you review the new product prospectus in its entirety for additional information regarding the Target Income Protector, Flexible Income Protector, and Flexible Income Protector Plus riders and whether a GMWB rider is appropriate for your needs.
Tax Matters
Although we believe that an exchange as described in this appendix will not be a taxable event for Federal tax purposes, we recommend that you consult your tax advisor before electing to participate in the exchange offer.
There may be differences between your old contract, as amended by tax-qualified retirement plan endorsements, and the new contract, as amended by similar qualified plan endorsements. If you are using the old contract in connection with a tax-qualified retirement plan, you should consult a tax advisor before electing to participate in the exchange offer. See 13. TAXES section of the prospectus for the new product.
Appendix B – Principal Variable Annuity     80
Exchange Offer

PART B

PRINCIPAL LIFE INSURANCE COMPANY
(Name of Insurance Company )

PRINCIPAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B
(Exact Name of the Registered Separate Account )

PRINCIPAL® FLEXIBLE VARIABLE ANNUITY
(with Purchase Payment Credit)

Statement of Additional Information

dated May 1, 2026

This Statement of Additional Information provides information about Principal Life Insurance Company Separate Account B Principal® Variable Annuity (Flexible Variable Annuity with Purchase Payment Credit) (the “Contract”) in addition to the information that is contained in the Contract’s Prospectus, dated May 1, 2026.

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus, a copy of which can be obtained free of charge by writing or telephoning:

Principal ® Flexible Variable Annuity (with Purchase Payment Credit)
Principal Financial Group
P.O. Box 9382
Des Moines, Iowa 50306-9382
Telephone: 1-800-852-4450

2

GENERAL INFORMATION AND HISTORY

Principal Life Insurance Company (the “Company”) is the issuer of the Principal® Flexible Variable Annuity (the “Contract”) and serves as custodian of its assets. The Company is a stock life insurance company with authority to transact life and annuity business in all states of the United States and the District of Columbia. The Company’s home office is located at: Principal Financial Group, 711 High Street, Des Moines, Iowa 50392. The Company is a wholly owned subsidiary of Principal Financial Services, Inc., which in turn, is a wholly owned direct subsidiary of Principal Financial Group, Inc., a publicly-traded company.

On June 24, 1879, the Company was incorporated under Iowa law as a mutual assessment life insurance company named Bankers Life Association. The Company became a legal reserve life insurance company and changed its name to Bankers Life Company in 1911. In 1986, the Company changed its name to Principal Mutual Life Insurance Company. In 1998, the Company became Principal Life Insurance Company, a subsidiary stock life insurance company of Principal Mutual Holding Company, as part of a reorganization into a mutual insurance holding company structure. In 2001, Principal Mutual Holding Company converted to a stock company through a process called demutualization, resulting in the current organizational structure.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, serves as the independent registered public accounting firm for Principal Life Insurance Company and Principal Life Insurance Company Separate Account B. The audited financial statements incorporated in this Statement of Additional Information have been included in reliance upon the report of Ernst & Young LLP, given on the authority as an expert in accounting and auditing. The principal business address of Ernst & Young LLP is 801 Grand Avenue, Suite 3100, Des Moines, Iowa 50309.
PRINCIPAL UNDERWRITER

The principal underwriter of the Contract is Principal Securities, Inc. ("PSI") which is a wholly owned subsidiary of Principal Financial Services, Inc. and an affiliate of the Company. The address of PSI is the Principal Financial Group, 711 High Street, Des Moines, Iowa 50392. PSI was incorporated in Iowa in 1968 and is a securities broker-dealer registered with the Securities Exchange Commission as well as a member of the FINRA. The Contracts may also be sold through other broker-dealers authorized by PSI and applicable law to do so. Registered representatives of such broker-dealers may be paid on a different basis than described below.

The Contract’s offering to the public was continuous. As the principal underwriter, PSI is paid for the distribution of the Contract. For the last three fiscal years PSI has received and retained the following commissions:

2025 received/retained	2024 received/retained	2023 received/retained
$8,002/$0	$8,515/$0	$7,827/$0

TAXATION UNDER CERTAIN RETIREMENT PLANS
INDIVIDUAL RETIREMENT ANNUITIES
Contributions. Individuals may make contributions for individual retirement annuity (IRA) contracts. Individuals may make deductible contributions (for any year) up to the lesser of the amount shown in the chart or 100% of compensation.
3

Such individuals may establish a traditional IRA for a non-working spouse (if they file a joint return). The annual contribution for both spouses’ contracts cannot exceed the lesser of the amount shown in the chart or 100% of the working spouse’s compensation. No more than the individual IRA limit may be contributed to either spouse’s IRA for any year.

Traditional IRA - Maximum Annual Contribution
Year	Individual IRA	Individual IRA + Spousal IRA
2025	$7,000	$14,000
2026	$7,000	$14,000
For succeeding years, limits are indexed for cost of living.
Individuals age 50 or over are also permitted to make additional “catch-up” contributions. The additional contribution is $1,000 in 2024 and 2025. These additional catch-up contributions can be applied for Spousal IRA purposes.
Contributions may be tax deductible. If an individual and his/her spouse do not participate in a qualified retirement plan, the contributions to an IRA are generally fully tax deductible regardless of income. However, if your or your spouse is an active participant in a qualified retirement plan, the ability to deduct IRA contributions depends upon his/her income level and tax filing status.
Taxation of Distributions. Distributions from IRA Contracts are taxed as ordinary income to the recipient, although special rules exist for the tax-free return of non-deductible contributions. In addition, taxable distributions received under an IRA Contract prior to age 59 ½ are subject to a 10% penalty tax in addition to regular income tax. Certain distributions may qualify for an exception to the 10% pre-age 59½ premature distribution penalty, including distributions: due to death; due to disability; if the distribution is paid as part of a series of substantially equal periodic payments (SEPPs) made for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and the Owner's designated Beneficiary; to pay deductible medical expenses; for unemployed health insurance premiums; for first-time home purchases (up to $10,000); for higher education expenses; made on account of certain levies on income and payments; qualified reservist distributions; for qualified birth or adoption (up to $5,000); due to terminal illness; and for disaster relief (up to $22,000).
Required Distributions. Generally, you must commence taking required minimum distributions (“RMDs”) from an IRA Contract not later than your “Required Beginning Date.” The Required Beginning Date for your first RMD for IRAs (including SEPs and SIMPLE IRAs) is April 1st of the year following the calendar year in which you reach
• 70½ if you attained 70½ by December 31st, 2019
• 72 if you attained 72 by December 31st, 2022
• 73 if you attain age 72 on/after January 1st, 2023
• 75 if you attain age 74 after December 31st, 2032
Upon the death of the Owner the required minimum distribution options available to the beneficiary will depend upon the beneficiary’s status at the time of death.
Eligible Designated Beneficiary: An “eligible designated beneficiary” may direct that payment of his/her benefits be made or started no later than December 31 of the year following the year of Owner’s death with annual distributions of at least the required minimum distribution. An eligible designated beneficiary is any designated beneficiary who is (1) the Owner’s spouse, (2) no more than ten (10) years younger than the Owner, (3) the Owner’s minor child who has not reached majority (age 21), (4) disabled, or (5) chronically ill. If the surviving spouse is the eligible designated beneficiary on the IRA Contract, the surviving spouse may have additional distribution options. An eligible designated beneficiary who is the Owner’s minor child ceases to retain the status of eligible designated beneficiary upon reaching the age of majority. Upon reaching majority the entire remaining balance of the Contract must be distributed by December 31 of the year in which occurs the tenth anniversary of the minor attaining majority.
4

Non-eligible Designated Beneficiary: A non-eligible designated beneficiary must distribute the entire balance of the IRA Contract by December 31 of the year in which occurs the tenth anniversary of the Owner’s death. If the Owner had reached his or her Required Beginning Date prior to death, the beneficiary must continue taking distributions during the 10-year period at least as rapidly as under the method in effect at the date of death, and then any remaining balance must be distributed by December 31 of the year in which occurs the tenth anniversary of the Owner’s death.
No individual designated as beneficiary: If the Owner had not reached his or her Required Beginning Date prior to death and there is no designated beneficiary or Owner’s beneficiary is not an individual (for example, the beneficiary is the Owner’s estate), the entire balance of the IRA Contract must be paid by December 31 of the year in which occurs the fifth anniversary of Owner’s death. If Owner had attained his or her Required Beginning Date prior to death, and there is no designated beneficiary or Owner’s beneficiary is not an individual, distributions must continue at least as rapidly as under the method in effect at the date of death.
An IRS penalty tax of up to 25% may be imposed on the amount by which the required minimum distribution in any year exceeds the amount actually distributed in that year.
Tax-Free Rollovers. The Internal Revenue Code (the “Code”) permits the taxable portion of funds to be transferred in a tax-free rollover from a qualified retirement plan, tax-deferred annuity plan or governmental 457(b) plan to an IRA Contract if certain conditions are met, and if the indirect rollover of assets is completed within 60 days after the distribution from the qualified plan is received by the plan participant. A direct rollover of funds may avoid a 20% federal tax withholding generally applicable to qualified plans, tax-deferred annuity plan, or governmental 457(b) plan distributions and the 60-day rollover rules. In addition, not more frequently than once every twelve months, an individual may execute one tax-free indirect rollover from one IRA to another, subject to the 60-day limitation and other requirements. The once-per-year limitation on rollovers does not apply to direct transfers of funds between IRA custodians or trustees or to Roth IRA conversions.
SIMPLIFIED EMPLOYEE PENSION (SEP) PLANS AND SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION (SAR/SEP) PLANS
Contributions. Under Section 408(k) of the Code, employers may establish a type of IRA plan referred to as a simplified employee pension plan (SEP). Employer contributions to a SEP cannot exceed the lesser of 25% of employee compensation or $70,000 for 2025.
Employees of certain small employers may have contributions made to the salary reduction simplified employee pension plan (SAR/SEP) on their behalf on a salary reduction basis. The amount that an employee chooses to defer and contribute to the SAR/SEP is referred to as an elective deferral.
These elective deferrals are subject to the same cap as elective deferrals to IRC Section 401(k) plans, see table below. In addition to the elective deferrals, SAR/SEP may permit additional elective deferrals by individuals age 50 or over, referred to as “catch-up contributions”.
No new SAR/SEP are permitted after 1996 for any employer, but those in effect prior to 1997 may continue to operate, receive contributions, and add new employees.

Salary Reduction Simplified Employee Pension Plan (SAR/SEP)
Year	Elective Deferral	Catch-up Contribution
2025	$23,000	$7,500
2026	$23,500	$7,500
Those between the ages of 60 and 63 will be eligible for a “super” catch-up of up to $11,250 in place of the $7,500 catch-up contribution, if your plan allows.
Taxation of Distributions. Generally, distribution payments from SEPs and SAR/SEPs are subject to the same distribution rules described above for traditional IRAs.
5

Required Distributions. SEPs and SAR/SEPs are subject to the same minimum required distribution rules described above for traditional IRAs.
Tax-Free Rollovers. Generally, rollovers and direct transfers may be made to and from SEPs and SAR/SEPs in the same manner as described above for traditional IRAs, subject to the same conditions and limitations.
SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA)
Contributions. Under Section 408(p) of the Code, employers may establish a type of IRA plan known as a SIMPLE IRA. Employees may have contributions made to the SIMPLE IRA on a salary reduction basis. The amount that an employee chooses to defer and contribute to the SIMPLE IRA is referred to as an elective deferral.
These elective deferrals cannot exceed the amounts shown in the chart below.
In addition to the elective deferrals, SIMPLE IRA may permit additional elective deferrals by individuals age 50 or over, referred to as “catch-up contributions” in an amount equal to $3,500 for 2024 and 2025. Those between the ages of 60 and 63 will be eligible for a “super” catch-up of up to $5,250 in place of the $3,500 catch-up contribution, if your plan allows.
Elective contribution amounts made under the salary reduction portions (i.e., those subject to the $16,500 limit in 2025) of a SIMPLE IRA plan are counted in the overall limit on elective deferrals by any individual. For example, if in 2025, an individual under age 50 defers the maximum of $16,500 to a SIMPLE IRA of one employer and also participates in a 401(k) plan of another employer, they would be limited to an elective deferral of $7,000 ($23,500 - $16,500) to the 401(k) plan for 2025.
The employer generally must match either 100% of the employee’s elective deferral, up to 3% of the employee’s compensation (subject to certain exceptions) or fixed nonelective contributions of 2% of compensation of all eligible employees.

Savings Incentive Match Plan for Employees (SIMPLE IRA)
Year	Elective Deferral	Catch-up Contribution	401(k) Elective Deferral
2025	$16,000	$3,500	$23,000
2026	$16,500	$3,500	$23,500
Taxation of Distributions. Generally, distribution payments from SIMPLE IRAs are subject to the same distribution rules described above for traditional IRAs, except that distributions made within two years of the date of an employee’s first participation in a SIMPLE IRA of an employer are subject to a 25% penalty tax instead of the 10% penalty tax discussed previously.
Required Distributions. SIMPLE IRAs are subject to the same minimum required distribution rules described above for traditional IRAs.
Tax-Free Rollovers. Direct transfers may be made among SIMPLE IRAs in the same manner as described above for IRAs, subject to the same conditions and limitations. Rollovers from SIMPLE IRAs to other types of IRAs and certain qualified plans are permitted after two years have elapsed from the date of an employee’s first participation in a SIMPLE IRA of the employer. Rollovers to SIMPLE IRAs from other plans are permitted after two years of participation in the SIMPLE IRA.
6

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA)
Contribution. Under Section 408A of the Code, individuals may contribute to a Roth IRA on his/her own behalf up to the lesser of maximum annual contribution limit as shown in the chart or 100% of compensation. In addition, the contribution must be reduced by the amount of any contributions made to other IRAs for the benefit of the same individual.

Roth IRA - Maximum Annual Contribution
Year	Individual Roth IRA	Catch-up Contribution
2025	$7,000	$1,000
2026	$7,000	$1,000
Individuals age 50 or over are also permitted to make additional “catch-up” contributions. The additional contribution is $1,000 for 2024 and 2025.
For succeeding years, individual Roth IRA contributions and catch-up contribution limits are indexed for cost-of-living.
For 2024, modified adjust gross income must be under $146,000 for single filers or under $230,000 for joint filers to make the full Roth IRA contribution of $7,000 ($8,000 if you are 50 or over). The maximum contribution is phased out for single taxpayers with adjusted gross income of $146,000 or more and for joint filers with adjusted gross income $230,000 or more.
For 2025, modified adjusted gross income must be under $150,000 for single filers or under $236,000 for joint filers to make the full Roth IRA contribution of $7,000 ($8,000 if you are 50 or over). The maximum contribution is phased out for single taxpayers with adjusted gross income of $150,000 or more and for joint filers with adjusted gross income of $230,000 or more.
A person whose filing status is “married, filing separately” may not make a full Roth IRA contribution, unless the couple is separated and have been living apart for the entire year. Only a partial contribution is allowed if your Modified Adjusted Gross Income is less than $10,000.
Those entitled to only a partial contribution should check with a tax advisor to determine the allowable contribution amount.

Taxation of Distribution. Qualified distributions are received income-tax free by the Roth IRA owner, or beneficiary in case of the Roth IRA owner’s death. A qualified distribution is any distribution made after five years if the IRA owner is over age 59½, dies, becomes disabled, or uses the funds for first-time home purchase at the time of distribution. The five-year period for owner contributions begins January 1 of the year the first contribution is made to any Roth IRA. The five-year period for converted amounts begins from January 1 of the year of the conversion for the purposes of the 10% penalty tax.
Required Distributions. Roth IRAs are not subject to lifetime minimum required distributions. Roth IRAs are subject to the same post-death minimum required distribution rules described above for IRAs.
7

FINANCIAL STATEMENTS
The financial statements of the Principal Life Insurance Company Separate Account B and Principal Life Insurance Company are incorporated by reference to the submission for type N-VPFS filed by Principal Life Insurance Company Separate Account B with the Securities and Exchange Commission on April 29, 2026.
8

PART C
OTHER INFORMATION

Item 27. Exhibits
Unless otherwise noted, documents containing Accession Numbers below have previously been filed with the Securities and Exchange Commission and are incorporated herein by reference.

(a)
Resolution of Board of Directors of the Depositor - Filed as Ex-99(b)(1) on 05/05/1999 (Accession No. 0000009713-99-000023). This exhibit was originally filed in paper format. Accordingly, a hyperlink has not been provided.

(b)	Custodian Agreements - N/A

(c)	Underwriting Contracts
	(1)	Distribution Agreement - Filed as Ex-99(3)(a) on 03/01/1996 (Accession No. 0000009713-96-000016). This exhibit was originally filed in paper format. Accordingly, a hyperlink has not been provided.
	(2)	Selling Agreement - Filed as Ex-99(3)(b) on 04/20/1999 (Accession No. 0000009713-99-000009). This exhibit was originally filed in paper format. Accordingly, a hyperlink has not been provided.

(d)	Contracts - Exhibits (d1) and (d2) filed on 03/01/1996 (Accession No. 0000009713-96-000016) were originally filed in paper format. Accordingly, hyperlinks have not been provided.
	(1)	Form of Variable Annuity Contract - Filed as Ex-99(4a) on 03/01/1996
	(2)	Form of Variable Annuity Contract - Filed as Ex-99(4b) on 03/01/1996

(e)	Applications
	(1)	Form of Variable Annuity Application - Filed as Ex-99(5) on 03/01/1996 (Accession No. 0000009713-96-000016). This exhibit was originally filed in paper format. Accordingly, a hyperlink has not been provided.

(f)
Depositor's Certificate of Incorporation and By-laws - Exhibits (f1) and (f2) filed on 03/01/1996 (Accession No. 0000009713-96-000016) were originally filed in paper format. Accordingly, hyperlinks have not been provided.

	(1)	Articles of Incorporation of the Depositor - Filed as Ex-99(6a) on 03/01/1996
	(2)	Bylaws of Depositor - Filed as Ex-99(6b) on 03/01/1996

(g)	Reinsurance Contracts
The Depositor maintains reinsurance arrangements in the normal course of business, none of which are material.

(h)	Participation Agreements
1. AllianceBernstein
	(a)	Participation Agreement with AllianceBernstein Variable Products Series Fund, as amended (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
	(b)	AllianceBernstein Investment, Inc. Participation Agreement Amendment No. 1 dated 01/01/2008 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
	(c)	AllianceBernstein Investment, Inc. Participation Agreement Amendment No. 2 dated 05/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
	(d)	AllianceBernstein Investment Research and Management, Inc. Master Administrative Services Agreement Letter dated 12/15/2004 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
	(e)	Rule 22c-2 Agreement with AllianceBernstein Variable Products Series Fund, (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)

2. American Funds
(a)	American Funds Distributors, Inc. Participation and Service Agreement dated 05/01/2014 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(b)	American Funds Distributors, Inc. Business Agreement dated 05/01/2014 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(c)	American Funds Service Company Rule 22c-2 Agreement dated 05/19/2014 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(d)	American Funds Form of First Amendment To Fund Participation and Service Agreement (filed with the Commission on 04/29/2015 Accession No. 0000009713-15-000048)

3. BlackRock
(a)	BlackRock Variable Series Funds, Inc. Participation Agreement dated 05/19/2015 (filed with the commission on 04/29/2016 Accession No. 0000009713-16-000208)
(b)	BlackRock Advisors, LLC Administrative Services Agreement dated 05/19/2015 (filed with the commission on 04/29/2016 Accession No. 0000009713-16-000208)
(c)	BlackRock Variable Series Funds, Inc. Distribution Sub-Agreement dated 05/19/2015 (filed with the commission on 04/29/2016 Accession No. 0000009713-16-000208)

4. Columbia
(a)	Columbia Funds Variable Series Trust II Participation Agreement dated 04/28/2015 (filed with the commission on 04/29/2016 Accession No. 0000009713-16-000208)
(b)	Columbia Management Investment Distributors, Inc. Service Agreement dated 05/01/2015 (filed with the commission on 04/29/2016 Accession No. 0000009713-16-000208)

5. Delaware Distributors
(a)	Delaware VIP Trust & Delaware Distribution, L. P. Participation Agreement dated 04/26/2010 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(b)	Delaware VIP Trust & Delaware Distribution, L. P. Participation Agreement Amendment No. 1 dated 12/30/2010 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(c)	Delaware VIP Trust & Delaware Distribution, L. P. Participation Agreement Amendment No. 2 dated 04/04/2014 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(d)	Delaware VIP Trust & Delaware Distribution, L. P. Participation Agreement Amendment No. 3 dated 07/01/2015 (filed with the commission on 04/29/2016 Accession No. 0000009713-16-000208)
(e)	Delaware Distributions, L.P. Administrative Services Agreement dated 04/26/2010 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)

6. DWS
(a)	DWS Scudder Distributors, Inc. Participation Agreement dated 12/01/2007 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(b)	DWS Investments Distributors, Inc. Amendment No. 1 to Participation Agreement dated 01/05/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(c)	DWS Investments Distributors, Inc. Amendment No. 2 to Participation Agreement dated 05/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(d)	DWS Investments Distributors, Inc. Amendment No. 3 and Joinder to Participation Agreement dated 12/18/2012 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(e)	DWS Investments Distributors, Inc. Amendment No. 4 to Participation Agreement dated 04/10/2013 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)

7. Fidelity
(a)	Amended & Restated Participation Agreement with Fidelity Insurance Products Fund (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(b)	Distribution Agreement with Fidelity Variable Insurance Products Fund (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(c)	Service Agreement dated 3/26/2002 with Fidelity Variable Insurance Products Fund (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(d)	Rule 22c-2 Agreement with Fidelity Insurance Products Fund (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)

8. Franklin Templeton
(a)	Franklin Templeton Distributors, Inc. Amended and Restated Participation Agreement dated 11/01/2007 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(b)	Franklin Templeton Distributors, Inc. Amendment No. 1 to Amended and Restated Participation Agreement dated 09/10/2009 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(c)	Franklin Templeton Distributors, Inc. Amendment No. 2 to Amended and Restated Participation Agreement dated 08/16/2010 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(d)	Franklin Templeton Distributors, Inc. Amended and Restated Participation Agreement Addendum dated 05/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(e)	Franklin Templeton Distributors, Inc. Amendment No. 3 to Amended and Restated Participation Agreement dated 11/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(f)	Franklin Templeton Distributors, Inc. Amendment No. 4 to Amended and Restated Participation Agreement dated 09/16/2013 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(g)	Franklin Templeton Distributors, Inc. Amendment No. 5 to Amended and Restated Participation Agreement dated 05/01/2014 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(h)	Franklin Templeton Services, LLC Administrative Services Agreement dated 12/14/2007 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(i)	Franklin Templeton Services, LLC Amendment No. 1 to Administrative Services Agreement dated 09/10/2009 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(j)	Franklin Templeton Services, LLC Amendment No. 2 to Administrative Services Agreement dated 04/20/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(k)	Franklin Templeton Services, LLC Amendment No. 3 to Administrative Services Agreement dated 11/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(l)	Franklin Templeton Services, LLC Amendment No. 4 to Administrative Services Agreement dated 05/24/2013 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(m)	Franklin Templeton Services, LLC Amendment 5 to Administrative Services Agreement dated May 1, 2014 (filed with the Commission on 04/28/2017 Accession No. 0000009713-17-000045)
(n)	Franklin Templeton Services, LLC Amendment 6 to Administrative Services Agreement dated August 30, 2016 (filed with the Commission on 04/28/2017 Accession No. 0000009713-17-000045)
(o)	Franklin Templeton Distributors, Inc. Rule 22c-2 Agreement dated 04/16/2007 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(p)	Franklin Templeton Amendment to Shareholder Information Agreement (22c-2) dated April 2015 (filed with the Commission on 04/29/2015 Accession No. 0000009713-15-000048)
(q)	Franklin Templeton Amendment to Participation Agreement Addendum dated March 31, 2015 (filed with the Commission on 04/29/2015 Accession No. 0000009713-15-000048)

9. Goldman Sachs
(a)	Participation Agreement with Goldman Sachs Variable Insurance Trust, (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(b)	Goldman Sachs Variable Insurance Trust Participation Agreement Amendment No. 1 dated 06/20/2008 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(c)	Goldman Sachs Variable Insurance Trust Participation Agreement Amendment No. 2 dated 04/07/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(d)	Goldman Sachs Variable Insurance Trust Participation Agreement Amendment No. 3 dated 10/26/2012 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(e)	Administrative Services Agreement with Goldman Sachs Variable Insurance Trust (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(f)	Goldman Sachs & Co. Administrative Services Agreement Amendment No. 1 dated 06/20/2008 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(g)	Goldman Sachs & Co. Administrative Services Agreement Amendment No. 2 dated 10/26/2012 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(h)	Rule 22c-2 Agreement with Goldman Sachs Variable Insurance Trust (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(i)	Goldman Sachs & Co. Rule 22c-2 Agreement Amendment No. 1 dated 10/26/2012 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)

10. Guggenheim
(a)	Guggenheim Variable Funds Trust and Rydex Variable Trust Participation Agreement dated 05/01/2015 (filed with the commission on 04/29/2016 Accession No. 0000009713-16-000208)
(b)	Guggenheim Funds Distributors, LLC Variable Product Services Agreement for the Rydex Variable Trust dated 05/01/2015 (filed with the commission on 04/29/2016 Accession No. 0000009713-16-000208)
(c)	Guggenheim Funds Distributors, LLC Services Agreement dated 05/01/2015 (filed with the commission on 04/29/2016 Accession No. 0000009713-16-000208)
(d)	Guggenheim Distributors, LLC FUND/SERV and Networking Agreement dated 10/28/2014 (filed with the commission on 04/29/2016 Accession No. 0000009713-16-000208)

11. Invesco (formerly AIM Advisors, Inc.)
(a)	Participation Agreement with AIM Variable Insurance Funds, as amended (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(b)	AIM Variable Insurance Funds Amendment to Participation Agreement dated 04/30/2010 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(c)	AIM Variable Insurance Funds Tenth Amendment to Participation Agreement dated 04/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(d)	AIM Variable Insurance Funds Eleventh Amendment & Joinder to Participation Agreement dated 11/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(e)	AIM Advisors, Inc. First Amendment to the Administrative Services Agreement dated 04/30/2004 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(f)	AIM Advisors, Inc. Second Amendment & Joinder to the Administrative Services Agreement dated 11/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(g)	Distribution Agreement with AIM Variable Insurance Funds, (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(h)	Rule 22c-2 Agreement with AIM Variable Insurance Funds, (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(i)	AIM Investment Services, Inc. First Amendment & Joinder to the Rule 22c-2 Agreement dated 11/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(j)	AIM Advisors, Inc. Administrative Services Agreement Second Amendment & Joinder dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

12. Invesco Oppenheimer (formerly Oppenheimer)
(a)	Oppenheimer Variable Account Funds Participation Agreement dated 12/21/2007 (filed with the Commission on 04/29/2015 Accession No. 0000009713-15-000048)
(b)	Oppenheimer Variable Account Funds Participation Agreement Amendment No. 1 dated 11/09/2011 (filed with the Commission on 04/29/2015 Accession No. 0000009713-15-000048)
(c)	Oppenheimer Funds, Inc. Administrative Services Agreement Letter dated 12/21/2007 (filed with the Commission on 04/29/2015 Accession No. 0000009713-15-000048)
(d)	Oppenheimer Funds, Inc. Amendment No. 1 to Administrative Services Agreement Letter dated 11/09/2011 (filed with the Commission on 04/29/2015 Accession No. 0000009713-15-000048)

13. Janus
(a)	Janus Aspen Series Participation Agreement (Service Shares) dated 04/28/2000, as amended 08/20/2007 (filed with the Commission for 033-74232 on 05/01/2008 Accession No. 0000950137-08-006521)
(b)	Janus Aspen Series Amendment No. 7 to Fund Participation Agreement (Service Shares) dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(c)	Janus Aspen Series Amendment No. 8 to Fund Participation Agreement (Service Shares) dated 02/24/2012 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(d)	Janus Capital Management LLC Administrative Services Letter Agreement dated 05/06/2008 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(e)	Janus Capital Management LLC Amendment to Administrative Services Letter Agreement (Service Shares) dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(f)	Janus Distributors, Inc. Distribution and Shareholder Services Agreement dated 08/28/2000 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(g)	Janus Funds Distribution and Shareholder Services Agreement - Janus Aspen Series - Service Shares dated 10/19/2001 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(h)
Janus Distributors, LLC letter amendment to Distribution, Shareholder Servicing, Administrative Servicing and Fund/SERV Agreements dated 08/14/2006 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

(i)	Janus Distributors LLC Amendment to Distribution and Shareholder Services Agreement dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(j)	Janus Aspen Series Rule 22c-2 Agreement dated 04/16/2007 (filed with the Commission for 033-74232 on 05/01/2008 Accession No. 0000950137-08-006521)
(k)	Janus Distributors LLC Amendment to Rule 22c-2 Agreement dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(l)	Janus Services LLC Supplemental Agreement - Letter Regarding handling of Mutual Fund Orders dated 05/20/2005 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(m)	Janus Capital Management LLC Amendment to Administrative Services Letter Agreement (Service Shares) dated 10/15/2019 (filed with the Commission on 04/28/2020 (Accession No. 0000009713-20-000050)
(n)	Janus Aspen Series Amendment to Fund Participation Agreement (Service Shares) dated 10/15/2019 (filed with the Commission on 04/28/2020 (Accession No. 0000009713-20-000050)

14. Lincoln
(a)	Participation Agreement with Lincoln Variable Insurance Products Trust dated April 26, 2021 (filed with the Commission on 04/29/2024 (Accession No. 0000009713-24-000088)
(b)	Amendment to Participation Agreement with Lincoln Variable Insurance Products Trust dated May 1, 2023 (filed with the Commission on 04/29/2024 (Accession No. 0000009713-24-000088)
(c)	Amendment to Participation Agreement with Lincoln Variable Insurance Products Trust dated April 29, 2024 (filed with the Commission on 04/29/2024 (Accession No. 0000009713-24-000088)
(d)	Distribution Services Agreement with Lincoln Financial Distributors, Inc. dated April 26, 2021 (filed with the Commission on 04/29/2024 (Accession No. 0000009713-24-000088)
(e)	Amendment to Distribution Services Agreement with Lincoln Financial Distributors, Inc. dated April 29, 2024 (filed with the Commission on 04/29/2024 (Accession No. 0000009713-24-000088)
(f)	Administrative Services Agreement with Lincoln Financial Investments Corporation dated May 1, 2023 (filed with the Commission on 04/29/2024 (Accession No. 0000009713-24-000088)
(g)	Amendment to Administrative Services Agreement with Lincoln Financial Investments Corporation dated April 29, 2024 (filed with the Commission on 04/29/2024 (Accession No. 0000009713-24-000088)

15. MFS
(a)	MFS Fund Distributors, Inc. Amended and Restated Participation Agreement dated 05/01/2013 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(b)
MFS Fund Distributors, Inc. Fund/Serv and Networking Agreement to Amended and Restated Participation Agreement dated 05/01/2013 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)

(c)	MFS Fund Distributors, Inc. Amended & Restated Administrative Services Letter Agreement dated 04/01/2016 (filed with the Commission on 04/28/2017 Accession No. 0000009713-17-000045)
(d)	Website Regulatory Document Agreement with MFS Variable Insurance Trust dtd 03/06/08– (filed with the Commission for 333-116220 on 3/01/10 Accession No. 0000898745-10-000129)
(e)	Rule 22c-2 Shareholder Information Agreement with MFS Variable Insurance Trust dtd 03/06/07– (filed with the Commission for 333-116220 on 3/01/10 Accession No. 0000898745-10-000129)
(f)	MFS Fund Distributors, Inc. Amendment No. 1 to Rule 22c-2 Shareholder Information Agreement dated 11/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)

16. PIMCO
(a)	Participation Agreement with PIMCO Variable Insurance Trust dtd 03/09/09– (filed with the Commission for 333-116220 as Ex-99.B (8k1) on 3/01/10 Accession No. 0000898745-10-000129)
(b)	PIMCO Participation Agreement Amendment and Novation dated 10/22/2010 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(c)	PIMCO Novation 1 dated 10/22/2010 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(d)	PIMCO Novation 2 dated 10/22/2010 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(e)
Administrative Services Agreement for Administrative Class Shares of PIMCO Variable Insurance Trust dtd 03/09/09 (filed with the Commission for 333-116220 as Ex-99.B (8k2) on 3/01/10 Accession No. 0000898745-10-000129)

(f)
Administrative Services Agreement for Administrative Class Shares of PIMCO Variable Insurance Trust amendment 1 dtd 04/22/09 (filed with the Commission for 333-116220 as Ex-99.B (8k3) on 3/01/10 Accession No. 0000898745-10-000129)

(g)	PIMCO Assignment and Amendment to Services Agreement dated 03/29/2012 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(h)	PIMCO Instrument of Accession and Amendment dated 08/29/2012 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)

17. Principal Variable Contracts Funds, Inc.
(a)	Principal Variable Contracts Funds, Inc. Participation Agreement dated 01/05/2007 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(b)	Principal Variable Contracts Funds, Inc. Participation Agreement Amendment No. 1 dated 06/01/2007 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(c)	Principal Variable Contracts Funds, Inc. Participation Agreement Amendment No. 2 dated 01/01/2010 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(d)	Principal Variable Contracts Funds, Inc. Participation Agreement Amendment No. 3 (Letter) dated 06/17/2010 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(e)	Principal Variable Contracts Funds, Inc. Participation Agreement Amendment No. 4 and Joinder dated 11/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(f)	Principal Variable Contracts Fund, Inc. Participation Agreement Amendment No. 5 dated 02/09/2015 (filed with the Commission on 04/29/2015 Accession No. 0000009713-15-000048)
(g)	Principal Variable Contracts Fund, Inc. Participation Agreement Amendment No. 6 dated 08/10/2016 (filed with the Commission on 04/28/2017 Accession No. 0000009713-17-000045)
(h)	Principal Variable Contracts Funds, Inc. 12b-1 Letter dated 12/30/2009 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(i)	Principal Variable Contracts Funds, Inc. 12b-1 Letter Amendment No. 1 dated 11/09/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(j)	Principal Variable Contracts Funds, Inc. Rule 22c-2 dated 04/16/2007 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(k)	Principal Variable Contracts Funds, Inc. Rule 22c-2 Agreement Amendment No. 1 and Joinder dated 11/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)

18. Van Eck
(a)	Participation Agreement with Van Eck Worldwide Insurance Trust dtd 11/28/07 (filed with the Commission for 333-116220 on 3/01/10 Accession No. 0000898745-10-000129)
(b)	Van Eck Worldwide Insurance Trust Participation Agreement Amendment No. 1 dated 04/24/2009 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(c)	Van Eck VIP Trust Participation Agreement Amendment No. 2 and Joinder dated 11/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(d)	Service Agreement with Van Eck Worldwide Insurance Trust dtd 11/28/07 (filed with the Commission for 333-116220 on 3/01/10 Accession No. 0000898745-10-000129)
(e)	Van Eck Securities Corporation Service Agreement Amendment No. 1 dated 04/24/2009 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(f)	Van Eck Securities Corporation Service Agreement Amendment No. 2 dated 05/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(g)	Van Eck Securities Corporation Service Agreement Amendment No. 2 and Joinder dated 11/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(h)	Van Eck Securities Corporation Service Agreement Amendment No.4 dated 05/01/2012 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(i)	Rule 22c-2 Agreement with Van Eck Worldwide Insurance Trust dtd 11/28/07 (filed with the Commission for 333-116220 on 3/01/10 Accession No. 0000898745-10-000129)
(j)	Van Eck Securities Corporation Shareholder Information Agreement (Rule 22c-2) Amendment No. 1 and Joinder dated 11/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(k)	Van Eck Securities Corporation Service Agreement Amendment No. 5 dated 05/01/2018 (filed with the Commission on 04/29/2019 Accession No. 0000009713-19-000035)
(l)	Van Eck Securities Corporation Service Agreement Amendment No. 6 dated 10/15/2019 (filed with the Commission on 04/28/2020 (Accession No. 0000009713-20-000050)

(i)	Administrative Contracts - N/A

(j)	Other Material Contracts - N/A

(k)	Legal Opinion - Filed as Ex-99.(B)(9) on 04/28/2020 (Accession No. 0000009713-20-000050)

(l)	Other Opinions
(1) Consent of Ernst & Young LLP *

(m)	Omitted Financial Statements - N/A

(n)	Initial Capital Agreements - N/A

(o)	Form of Initial Summary Prospectus - N/A

(p)
Powers of Attorney - Filed as Ex-99.(10B) on 04/27/2018 Accession No. 0000009713-18-000047), filed as Ex-99.(B)(10b) on 04/28/2020 (Accession No. 0000009713-20-000050) for J. S. Auerbach, filed as Ex-99(B)10(B) on 04/29/2021 (Accession No. 0000009713-21-000070) for M. E. Beams, C. S. Richer and A. Rivera, filed as Ex-99(L)(2) on 04/28/2022 (Accession No. 0000009713-22-000063) for C. Muruzabal, filed as Ex-99(L)(2) on 04/27/2023 (Accession No. 0000009713-23-000047) for H. E. Mitchell.

(q)	Letter Certifying Change in Certifying Accountant - N/A

(r)	Historical Current Limits on Index Gains - N/A

*     Filed herein

Item 28. Directors and Officers of the Insurance Company
Principal Life Insurance Company is managed by a Board of Directors which is elected by its Contract owners. The directors and executive officers of the Company, their positions with the Company, including Board Committee memberships, and their principal business address, are as follows:

DIRECTORS:

Name and Principal Business Address	Positions and Offices
JONATHAN S. AUERBACH 711 High Street Des Moines, IA 50392	Director Member, Finance and Human Resources Committees
MARY E. BEAMS 711 High Street Des Moines, IA 50392	Director Member, Audit and Finance Committees
JOCELYN CARTER-MILLER 711 High Street Des Moines, IA 50392	Director Chair, Human Resources Committee Member, Executive, Nominating and Governance Committee
ROGER C. HOCHSCHILD 711 High Street Des Moines, IA 50392	Director Chair, Nominating and Governance Committee Member, Human Resources Committee
SCOTT M. MILLS 711 High Street Des Moines, IA 50392	Director Member, Audit, Executive and Nominating and Governance Committees
H. ELIZABETH MITCHELL 711 High Street Des Moines, IA 50392	Director Member, Audit and Nominating and Governance Committees
CLAUDIO MURUZABAL 711 High Street Des Moines, IA 50392	Director Member, Human Resources and Nominating and Governance Committees
DIANE C. NORDIN 711 High Street Des Moines, IA 50392	Director Chair, Audit Committee Member, Finance Committee
BLAIR C. PICKERELL 711 High Street Des Moines, IA 50392	Director Member, Finance and Human Resources Committees
CLARE S. RICHER 711 High Street Des Moines, IA 50392	Director Chair, Finance Committee Member, Human Resources and Executive Committees
ALFREDO RIVERA 711 High Street Des Moines, IA 50392	Director Member, Audit and Finance Committees
DEANNA D. STRABLE-SOETHOUT 711 High Street Des Moines, IA 50392	Director Chair of the Board, Executive Committee Principal Life: Chair, President and Chief Executive Officer

EXECUTIVE OFFICERS (OTHER THAN DIRECTORS):

Name and Principal Business Address	Positions and Offices
CHRISTOPHER AGBE DAVIES (1)	Vice President, Associate General Counsel, & Interim Corporate Secretary
VIVEK AGRAWAL(1)	Executive Vice President and Chief Growth Officer
KAMAL BHATIA(1)	President and Chief Executive Officer - Principal Asset Management
J. SCOTT BOYD(1)	Senior Vice President - Retirement Distribution
WEE YEE (THOMAS) CHEONG(3)	President, Asia Pacific & Middle East
LISA M. COULSON(1)	Senior Vice President and Chief Human Resources Officer
GEORGE DJURASOVIC (1)	Interim General Counsel
NOREEN M. FIERRO(1)	Senior Vice President and Enterprise Chief Ethics and Compliance Officer
AMY C. FRIEDRICH(1)	President - Benefits and Protection
TERESA M. HASSARA(1)	Senior Vice President - WSRS
KARA M. HOOGENSEN(1)	Senior Vice President, Benefits and Protection - Head of Workplace Benefits
KATHLEEN B. KAY(1)	Executive Vice President and Chief Information Officer & PGS
CHRISTOPHER J. LITTLEFIELD(1)	President - Retirement and Income Solutions
KENNETH A. MCCULLUM(1)	Executive Vice President - Chief Risk Officer and General Account
CHRISTOPHER D. PAYNE(1)	Senior Vice President, Government Relations
JOEL M. PITZ(1)	Executive Vice President and Chief Financial Officer
SRINIVAS D. REDDY(1)	Senior Vice President - Retirement and Income Solutions
NATHAN P. SCHELHAAS(1)	Senior Vice President, Benefits and Protection - Head of Business Owner Segment
PABLO SPRENGER(2)	Executive Vice President, Principal Latin America
BETHANY A. WOOD(1)	Executive Vice President and Chief Marketing Officer

(1) 711 High Street
Des Moines, IA 50392

(2) Av Apoquindo 3600
Piso 10
Santiago, Chile

(3) 29/F, Sun Hung Kai Centre
30 Harbour Road
Hong Kong SAR China

Item 29. Persons Controlled by or Under Common Control with the Insurance Company or the Registered Separate Account

The Registrant, Principal Life Insurance Company, Separate Account B is a separate account of Principal Life Insurance Company (the "Depositor") and is operated as a unit investment trust. The Registrant supports benefits payable under Depositor's variable annuity contracts by investing assets allocated to various investment options in shares of Principal Variable Contracts Funds, Inc. and other mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies of the "series" type. No person is directly or indirectly controlled by the Registrant.

The Depositor is wholly-owned by Principal Financial Services, Inc. Principal Financial Services, Inc. (an Iowa corporation) an intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code. In turn, Principal Financial Services, Inc. is a wholly-owned subsidiary of Principal Financial Group, Inc., a publicly traded company that filed consolidated financial statements with the SEC. A list of persons directly or indirectly controlled by or under common control with Depositor as of December 31, 2025 appears below:
None of the companies listed in such organization chart is a subsidiary of the Registrant; therefore, only the separate financial statements of Registrant and the consolidated financial statements of Depositor are being filed with this Registration Statement.

Principal Life Insurance Company - Organizational Structure
(December 31, 2025)

	Organized in	% Owned
PRINCIPAL FINANCIAL GROUP, INC.	Delaware	Publicly Held
→ Principal Financial Services, Inc.*#	Iowa	100
→ CCB Pension Management, Co. Ltd.	China	17.64
→ PFG DO Brasil LTDA*#	Brazil	100
→ Brasilprev Seguros E Previdencia S.A.*	Brazil	50
→ Principal Global Investors Participacoes, LTDA*#	Brazil	100
→ Claritas Investments LTD*#	Cayman Islands	100
→ Claritas Administracao de Recursos LTDA*#	Brazil	100
→ PFG Do Brasil 2 Participacoes LTDA*#	Brazil	100
→ Ciclic Corretora de Seguros S.A.*#	Brazil	50.01
→ Principal International, LLC.*#	Iowa	100
→ Principal International (Asia) Limited*#	Hong Kong	100
→ Principal Asia Pacific Investment Consulting (Beijing) Limited*#	China	100
→ Principal International (South Asia) SDN, BHD*#	Malaysia	100
→ Principal Nominee Company (Hong Kong) Limited*#	Hong Kong	100
→ Principal Asset Management Company (Asia) Limited*#	Hong Kong	100
→ Principal Trust Company (Hong Kong) Limited*	Hong Kong	100
→ Principal Insurance Company (Hong Kong) Limited*#	Hong Kong	100
→ Principal Asset Management Berhad*	Malaysia	60
→ CIMB Wealth Advisors Berhad*	Malaysia	100
→ PT Principal Asset Management	Indonesia	100
→ Principal Asset Management (S) PTE LTD*#	Singapore	100
→ Principal Asset Management Company Limited*	Thailand	100
→ PT Principal International Indonesia*	Indonesia	100
→ Principal Trust Company (Asia) Limited*#	Hong Kong	100
→ Principal Investment & Retirement Services Limited*#	Hong Kong	100
→ Principal Consulting (India) Private Limited*#	India	100
→ Principal Bermuda Holding, LLC	Delaware	100
→ Principal Financial Services (Bermuda) Ltd.	Bermuda	100
→ Principal Global Investors Holding Company, LLC*#	Delaware	100
→ Principal Global Financial Services (Europe) II LTD*#	United Kingdom	100
→ Principal Global Investors (Europe) Limited*	Wales/United Kingdom	100
→ Principal Global Investors (Switzerland) GMBH*	Switzerland	100
→ Principal Global Investors (Ireland) Limited*#	Ireland	100
→ PGI Origin Holding Company LTD*#<	Wales/United Kingdom	100
→ Origin Asset Management LLP*#<	Wales/United Kingdom	94.14
→ Principal Corporate Secretarial Services Limited	Wales/United Kingdom	100
→ Principal Real Estate Europe Limited	Wales/United Kingdom	100
→ Principal Real Estate Limited	Wales/United Kingdom	100
→ Principal Real Estate B.V.	Netherlands	100
→ Principal Real Estate GmbH	Germany	100

→ PD Frankfurt GmbH mbH	Germany	94.9
→ Principal Real Estate S.á.r.l.	Luxembourg	100
→ Principal Real Estate SAS	France	100
→ Principal Real Estate S.L.U.	Spain	100
→ Principal Real Estate Spezialfondsgesellschaft mbH	Germany	94.9
→ Principal Global Investors (Singapore) Limited*#	Singapore	100
→ Principal Real Asset Investments Private Fund Management (Beijing) Co., Ltd.	China	50
→ Principal Private Fund Management (Shanghai) Co., Ltd.	China	100
→ Principal Global Investors (Hong Kong) Limited*#	Hong Kong	100
→ Principal Global Investors Holding Company (US), LLC*#	Delaware	100
→ Spectrum Asset Management, Inc.*#<	Connecticut	100
→ SAMI Brokerage LLC	Connecticut	100
→ Post Advisory Group, LLC*#<	Delaware	74.64
→ Principal Commercial Funding, LLC*#<	Delaware	100
→ Principal Global Investors, LLC*#<	Delaware	100
→ Principal Real Estate Investors, LLC*#	Delaware	100
→ Principal Global Investors Trust Company*#	Oregon	100
→ Principal Shareholder Services, Inc.*#	Washington	100
→ Principal Funds Distributor, Inc.*#	Washington	100
→ Principal Islamic Asset Management SDN. BHD*#	Malaysia	60
→ Principal Financial Group (Mauritius) LTD*#	Mauritius	100
→ Principal Life Insurance Company+#	Iowa	100
→ Principal Reinsurance Company of Delaware*#<	Delaware	100
→ Principal Reinsurance Company of Delaware II*#<	Delaware	100
→ Principal Real Estate Holding Company, LLC*#<	Delaware	100
→ GAVI PREHC HC, LLC*#<	Delaware	100
→ Principal Development Investors, LLC*#<	Delaware	100
→ Principal Real Estate Fund Investors, LLC*#<	Delaware	100
→ Principal Holding Company, LLC*#<	Iowa	100
→ Petula Associates, LLC*<	Iowa	100
→ Principal Real Estate Portfolio, Inc.*#<	Delaware	100
→ GAVI PREPI HC, LLC*#<	Delaware	100
→ Petula Prolix Development Company, LLC*#<	Iowa	100
→ Principal Commercial Acceptance, LLC*#<	Delaware	100
→ Principal Generation Plant, LLC*#<	Delaware	100
→ Principal Bank*#<	Iowa	100
→ Principal Advised Services, LLC	Delaware	100
→ Principal Workplace Ventures, LLC	Delaware	100
→ Equity FC, LTD*#<	Iowa	100
→ Principal Dental Services, Inc.*#<	Arizona	100
→ Employers Dental Services, Inc.*#<	Arizona	100
→ First Dental Health*#<	California	100
→ Delaware Charter Guarantee & Trust Company*#<	Delaware	100
→ Preferred Product Network, Inc.*#<	Delaware	100
→ Principal Reinsurance Company of Vermont*#	Vermont	100
→ Principal Reinsurance Company of Vermont II*#<	Vermont	100
→ Principal International Holding Company, LLC*#	Delaware	100
→ Principal Global Services Private Limited*#	India	100
→ Principal Global Services (Philippines) LLC	Philippines	100
→ CCB Principal Asset Management Company, LTD*	China	25
→ Principal Financial Services I (US), LLC*#	Delaware	100
→ Principal Financial Services II (US), LLC*#	Delaware	100
→ Principal Financial Services I (UK) LLP *#	Wales/United Kingdom	100
→ Principal Financial Services V (UK) LTD.*#	United Kingdom	100
→ Principal Financial Services II (UK) LTD.*#	Wales/United Kingdom	100
→ Principal Financial Services III (UK) LTD.*#	Wales/United Kingdom	100
→ Principal Financial Services Asia (UK) LTD*#	United Kingdom	100
→ Principal Global Investors Asia (UK) Ltd	United Kingdom	100
→ Principal Global Investors (Australia) Service Company Pty Limited*#	Australia	100
→ Principal Investor Management (DIFC) Limited	UAE	100
→ Principal Global Investors (Australia) Limited*#	Australia	100
→ Principal Global Investors (Japan) Limited*#	Japan	100

→ Principal Financial Services VI (UK) LTD*#	United Kingdom	100
→ Principal Global Financial Services (Europe) LTD*#	United Kingdom	100
→ Principal Financial Services Latin America LTD.*#	Wales/United Kingdom	100
→ Principal International Latin America LTD.*#	United Kingdom	100
→ Principal International Mexico, LLC*#	Delaware	100
→ Principal Mexico Servicios, S.A. de C.V.*#	Mexico	100
→ Principal Innovación, S.A. de C.V.	Mexico	100
→ Principal Financial Group, S.A. de C. V. Grupo Financiero*#	Mexico	100
→ Principal Afore, S. A. de C.V., Principal Grupo Financiero*#	Mexico	100
→ Principal Fondos de Inversión S.A. de C.V., Operadora de Fondos de Inversion, Principal Grupo Financiero*#	Mexico	100
→ Principal Seguros, S.A. de C.V., Principal Grupo Financiero*#	Mexico	100
→ Principal International South America I LTD.*#	Wales/United Kingdom	100
→ Principal International South America II LTD.*#	Wales/United Kingdom	100
→ Principal International South America II LTD., Agencia En Chile*#	Chile/United Kingdom	100
→ Principal International de Chile, S.A.*#	Chile	100
→ Principal Compania de Seguros de Vida Chile S.A.*#	Chile	100
→ Principal Administradora General de Fondos S.A.*#	Chile	100
→ Principal Ahorro e Inversiones S.A.*#	Chile	100
→ Principal Servicios Corporativos Chile LTDA*#	Chile	100
→ Principal Servicios de Administración S.A.*#	Chile	100
→ Principal Holding Company Chile S.A.*#	Chile	100
→ Principal Chile Limitada*#	Chile	100
→ Administradora de Fondos de Pensiones Cuprum S.A.*#	Chile	97
→ Inversiones Cuprum Internacional S.A.*#	Chile	100
→ Principal National Life Insurance Company+#	Iowa	100
→ Principal Securities, Inc.	Iowa	100
→ Diversified Dental Services, Inc.*#	Nevada	100
→ Principal Innovations, Inc.	Delaware	100
→ Business Owner Ecosystem, Inc.	Delaware	100
→ Principal Workforce, LLC	Delaware	100
→ Principal Financial Services (Asia) Pte Ltd	Singapore	100

+ Consolidated financial statements are filed with the SEC.
* Not required to file financial statements with the SEC.
# Included in the consolidated financial statements of Principal Financial Group, Inc. filed with the SEC.
= Separate Financial statements are filed with SEC.
< Included in the financial statements of Principal Life Insurance Company filed with the SEC.

Item 30. Indemnification

Sections 490.851 through 490.859 of the Iowa Business Corporation Act permit corporations to indemnify directors and officers where (A) all of the following apply: the director or officer (i) acted in good faith; (ii) reasonably believed that (a) in the case of conduct in the individual's official capacity, that the individual's conduct was in the best interests of the corporation or (b) in all other cases, that the individual's conduct was at least not opposed to the best interests of the corporation; and (iii) in the case of any criminal proceeding, the individual had no reasonable cause to believe the individual's conduct was unlawful; and (B) the individual engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the corporation's articles of incorporation.
Unless ordered by a court pursuant to the Iowa Business Corporation Act, a corporation shall not indemnify a director or officer in either of the following circumstances: (A) in connection with a proceeding by or in the right of the corporation, except for reasonable expenses incurred in connection with the proceeding if it is determined that the director has met the relevant standard of conduct (above) or (B) in connection with any proceeding with respect to conduct for which the director was adjudged liable on the basis that the director receive a financial benefit to which he or she was not entitled, whether or not involving action in the director's official capacity.
Principal Life Insurance Company's By-Laws provide that it shall indemnify directors and officers against damages, awards, settlements and costs reasonably incurred or imposed in connection with any suit or proceeding to which such person is or may be made a party by reason of being a director or officer of the Company. Such rights of indemnification are in addition to any rights to indemnity to which the person may be entitled under Iowa law and are subject to any limitations imposed by the Board of Directors. The Board has provided that certain procedures must be followed for indemnification of officers, and that there is no indemnity of officers when there is a final adjudication of liability based upon acts which constitute gross negligence or willful misconduct.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters

(a)    Other Activity

Principal Securities, Inc. acts as principal underwriter for variable annuity contracts issued by Principal Life Insurance Company Separate Account B, a registered unit investment trust, and for variable life insurance contracts issued by Principal Life Insurance Company Variable Life Separate Account and Principal National Life Insurance Company Variable Life Separate Account, registered unit investment trusts. Principal Securities, Inc. also acts as principal underwriter for Principal Strategic Outcomes, an index-linked annuity contract, and Principal Strategic Income, an index-linked annuity contract, issued by Principal Life Insurance Company.

(b)    Management

(1) Name and Principal Business Address	(2) Positions and Offices with Principal Underwriter

Christopher Agbe-Davies	Vice President, Associate General Counsel and Assistant Secretary
Principal Financial Group(1)

Vivek Agrawal	Director
Principal Financial Group (1)

Chad Claire	Chief Information Officer
Principal Financial Group(1)

Tom Drogan	Chief Compliance Officer
Principal Financial Group(1)

Amy C. Friedrich	Director
Principal Financial Group(1)

William Froehlich	Vice President, Operations
Principal Financial Group(1)

Sarah Juteau	Counsel
Principal Financial Group(1)

Cody Lawler	Vice President, Head of Operations and Head of Supervision
Principal Financial Group(1)

Kenneth A. McCullum	Director
Principal Financial Group(1)

Michael F. Murray	Chairman, President and Chief Executive Officer
Principal Financial Group(1)

Doug Rants	Chief Information Security Officer
Principal Financial Group(1)

Dawn Roberts	Chief Financial Officer
Principal Financial Group(1)

Nathan P. Schelhaas	Director
Principal Financial Group(1)

Craig Spadafora	Senior Vice President
Principal Financial Group(1)

Dan VanWinkle	AML Officer
Principal Financial Group(1)

Dan L. Westholm	Assistant Vice President - Treasury
Principal Financial Group(1)

(1) 655 9th Street
Des Moines, IA 50309

(c)    Compensation from the Registrant

For the fiscal year ended December 31, 2025:
(1) Name of Principal Underwriter	(2) Net Underwriting Discounts & Commissions	(3) Compensation on Events Occasioning the Deduction of a Deferred Sales Load	(4) Brokerage Commissions	(5) Compensation
Principal Securities, Inc. (formerly Princor Financial Services Corporation)	$23,701,484	0	0	0

Item 31A. Information About Contracts with Index-Linked Options and Fixed Options Subject to a Contract Adjustment

N/A

Item 32. Location of Accounts and Records

All accounts, books or other documents of the Registered Separate Account are located at the offices of the Depositor, The Principal Financial Group, 711 High Street, Des Moines, Iowa 50392.

Item 33. Management Services

N/A

Item 34. Fee Representation and Undertakings

With regard to the variable options, Principal Life Insurance Company represents the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Principal Life Insurance Company Separate Account B certifies that it means all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Des Moines, and State of Iowa, on the 29th day of April 2026.

PRINCIPAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
(Registrant)

By :	/s/ D. D. Strable-Soethout
D. D. Strable-Soethout
Director, Chair of the Board Executive Committee Principal Life, President and Chief Executive Officer

PRINCIPAL LIFE INSURANCE COMPANY
(Depositor)

By :	/s/ D. D. Strable-Soethout
D. D. Strable-Soethout
Director, Chair of the Board Executive Committee Principal Life, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this registration statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ D. D. Strable-Soethout	Director, Chair of the Board, Executive	April 29, 2026
D. D. Strable-Soethout	Committee Principal Life, President and Chief Executive Officer

/s/ K. L. Wilhelm	Vice President and Controller	April 29, 2026
K. L. Wilhelm	(Principal Accounting Officer)

/s/ J. M. Pitz	Executive Vice President and Chief Financial Officer	April 29, 2026
J. M. Pitz	(Principal Financial Officer)

/s/ J. S. Auerbach*	Director	April 29, 2026
J. S. Auerbach

/s/ M. E. Beams*	Director	April 29, 2026
M. E. Beams

/s/ J. Carter-Miller*	Director	April 29, 2026
J. Carter-Miller

/s/ R. C. Hochschild*	Director	April 29, 2026
R. C. Hochschild

/s/ S. M. Mills*	Director	April 29, 2026
S. M. Mills

/s/ H. E. Mitchell*	Director	April 29, 2026
H. E. Mitchell

/s/ C. Muruzabal*	Director	April 29, 2026
C. Muruzabal

/s/ D. C. Nordin*	Director	April 29, 2026
D. C. Nordin

/s/ B. C. Pickerell*	Director	April 29, 2026
B. C. Pickerell

/s/ C. S. Richer*	Director	April 29, 2026
C. S. Richer

/s/ A. Rivera*	Director	April 29, 2026
A. Rivera

*By	/s/ D. D. Strable-Soethout
D. D. Strable-Soethout
Director, Chair of the Board, President and Chief Executive Officer
Attorney-in-fact pursuant to Powers of Attorney filed previously